UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-5149
                                   811-10631

Name of Fund: Merrill Lynch Funds for Institutions Series
                      Merrill Lynch Premier Institutional Fund
                      Merrill Lynch Institutional Fund
                      Merrill Lynch Institutional Tax-Exempt Fund
                      Merrill Lynch Government Fund
                      Merrill Lynch Treasury Fund
              Master Institutional Money Market Trust
                      Master Premier Institutional Fund
                      Master Institutional Fund
                      Master Institutional Tax-Exempt Fund

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
     Funds for Institutions Series and Master Institutional Money Market Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/04

Date of reporting period: 05/01/04 - 10/31/04

Item 1 - Report to Stockholders

Semi-Annual Report


[logo] Merrill Lynch Investment Managers



MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

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Merrill Lynch Premier Institutional Fund
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Merrill Lynch Institutional Fund
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Merrill Lynch Government Fund
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Merrill Lynch Treasury Fund
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Merrill Lynch Institutional Tax-Exempt Fund
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October 31, 2004
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

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Dear Shareholder:
     We are pleased to provide you with this Semi-Annual Report for the Merrill Lynch Funds for Institutions Series.

Economic Environment
     After a prolonged period of unchanged monetary policy, the Federal Reserve Board (the Fed) began a tightening cycle with three 0.25% interest rate hikes at the June, August and September Federal Open Market Committee (FOMC) meetings. The Federal Funds target rate stood at 1.75% at October 31, after holding at 1.00% for slightly over a year. The Fed policy change was primarily prompted by three consecutive months of robust payroll data for March, April and May. This sector of the economy had lagged considerably in the recovery, until the positive payroll reports showed clear signs that adequate job creation was underway.

     Although short-term rates generally rose throughout the past six months, the two-year sector of the yield curve remained in a range between 2.40% and 2.60% for the bulk of the period given economic uncertainty surrounding the presidential election and the dramatic rise in energy prices. At this writing, two-year yields were higher than at the beginning of the period as the market responded to the uncontested reelection of President Bush and extremely strong employment data for October, and the fed fund rate has been increased to 2.25%.

Portfolio Matters

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund

     For the six-month period ended October 31, 2004, Merrill Lynch Premier Institutional Fund's net annualized yield was 1.31%. The Fund's seven-day net annualized yield as of October 31, 2004, was 1.71%. The Fund's average portfolio maturity at October 31, 2004, was 60 days, compared to 67 days at April 30, 2004. During the period, the Fund's average portfolio maturity ranged from a low of 49 days to a high of 71 days.

     For the six-month period ended October 31, 2004, Merrill Lynch Institutional Fund's net annualized yield was 1.24%. The Fund's seven-day net annualized yield as of October 31, 2004, was 1.66%. The Fund's average portfolio maturity at October 31, 2004, was 54 days, compared to 57 days at April 30, 2004. During the period, the Fund's average portfolio maturity ranged from a low of 39 days to a high of 61 days.

     The market was given ample warning for first Federal Funds rate hike in late June, as the series of strong employment reports began in early April. In our view, the need to provide maximum shareholder liquidity was paramount during a period of rising interest rates. However, we also believed that the Fed's "measured" tightening strategy would allow us slightly more flexibility than we have enjoyed in the past. For that reason, it seemed that the appropriate strategy was not necessarily to aggressively shorten the Fund's overall maturity, but rather to target shorter sectors of the yield curve while still maintaining a slightly shorter but still fairly constructive average life. This was typically 65 to 70 days for Premier Institutional Fund and 55 to 60 days for Institutional Fund. Our belief in this strategy also was reflected in our relatively high concentration in variable rate securities (approximately 50% of each Fund's net assets). Because the coupons on variable rate securities continually reset, that portion of the portfolio offers protection against rising rates, enabling us to be slightly more active with the remainder of our investments.

     With the Fed raising rates, the front end of the yield curve was, as expected, fairly steep. Thus, we found both higher yields and greater value in securities with maturities as short as six months. In the early stages of a rising interest rate environment, such as the current cycle, the two-year sector typically underperforms the rest of the yield curve; hence, we were extremely wary of any of the longer-term sectors and added no meaningful exposure.

     While the market seems to have digested the reelection of President Bush as a positive, we believe it could be difficult for the President to implement any meaningful fiscal stimulus in light of the budget deficit. We continue to believe that U.S. consumer spending will be slowed by higher energy prices, especially as we enter the winter heating season. Although we don't see value in the market at current levels, our skepticism about the future course of the economy has us ready to invest further out on the yield curve if market prices are favorable.

Merrill Lynch Government Fund

     For the six-month period ended October 31, 2004, Merrill Lynch Government Fund's net annualized yield was 1.18%. The Fund's seven-day net annualized yield as of October 31, 2004, was 1.54%. The Fund's average portfolio maturity at October 31, 2004, was 40 days, compared to 58 days at April 30, 2004. During the period, the Fund's average maturity ranged from a low of 35 days to a high of 58 days.

     In an environment that saw the Fed shift its emphasis toward higher interest rates, the Fund's average life, which started the period in the mid-50-day area, declined by June to the low-40-day area, where it remained for most of the period. A relatively flat yield curve, as well as volatility in our cash flows during the period, limited much of our involvement in the longer end of the curve. As we positioned the Fund for higher interest rates, we emphasized overweighting the Fund's holdings in floating-rate notes and repurchase agreements. This enabled the Fund's yield to remain competitive while the balance of the portfolio was invested above prevailing financing levels. The fixed-rate portion of the Fund initially targeted the 12- to 15-month sector for additional yield and price appreciation. As the period progressed, we increased our positions in the six-month sector, which had become the fulcrum of the yield curve, as the markets priced in a more aggressive interest rate scenario than we believed was reasonable.

     Looking ahead, while the current level of core inflation does little to support the view for higher interest rates, we remain convinced that the Fed will continue raising interest rates, albeit at a "measured" pace. The recent employment statistics have renewed higher expectations for the depth and breadth of the current recovery. On the agency front, we believe any legislative outcome that may arise from the government sponsored home financing enterprises situation will not be enacted until next year and will tend to tighten quality spreads. As a result, we may find opportunities that will allow us to invest further out on the yield curve if conditions appear oversold.

Merrill Lynch Treasury Fund

     For the six-month period ended October 31, 2004, Merrill Lynch Treasury Fund's net annualized yield was 1.05%. The Fund's seven-day net annualized yield as of October 31, 2004, was 1.41%. The Fund's average portfolio maturity at October 31, 2004, was 45 days, compared to 60 days at April 30, 2004. During the period, the Fund's average maturity ranged from a low of 39 days to a high of 60 days.

     Early in the period, the shape of the U.S. Treasury yield curve dictated our involvement in the market. Strong tax receipts limited the need for front-end issuance, which resulted in a steeper yield curve in the front end and, therefore, greater participation of the Fund in the three-month sector of the yield curve. Robust economic data coupled with growing inflation fears gave us reason to be concerned that a shift in Fed policy was forthcoming. Taking our cues from the Federal Funds futures market, we realized gains in the front end of the curve, which enabled us to pare down holdings in the longer end. Our objective was to reduce the Fund's average life from the high-50-day area to the low-40-day area, where it remained for the majority of the period.

     We focused investments around the impending FOMC meeting dates, when we believed investors' liquidity needs would be the greatest. While our focus was on a strong liquidity base, we determined that the six-month area was the fulcrum of the yield curve and, therefore, targeted that sector for yield enhancement and price appreciation. After increasing the target for the Federal Funds rate 0.25% for the first time in June, we believed the Fed would raise rates at almost every subsequent meeting until reaching an initial Federal Funds level of 2.00% - 2.25%. As a result, we were less inclined to place longer commitments further out the yield curve as rates on 10-year Treasuries fell below 4.00%. As the Fund approached the end of the period, we shifted our emphasis from the six-month sector to January 2005 maturities to prepare for investors' year-end needs.

     The Fund's current position provides it with the flexibility to readily adapt to this dynamic environment. Despite recent gains in employment, the current core rate of inflation does little to support the view for much higher interest rates. On the supply front, a delay in raising the U.S. Treasury's debt ceiling may disrupt impending supply as the Fund approaches year-end. As a result, we may find opportunities that will allow us to extend the Fund's average life if conditions appear oversold. Nevertheless, as the end of the year approaches, the Fund will continue to favor a more conservative average maturity as our task will remain to accommodate investors' liquidity needs.

Merrill Lynch Institutional Tax-Exempt Fund

     For the six-month period ended October 31, 2004, Merrill Lynch Institutional Tax-Exempt Fund's net annualized yield was 1.05%. The Fund's seven-day net annualized yield as of October 31, 2004, was 1.51%. The Fund's average portfolio maturity at October 31, 2004, was 53 days, compared to 48 days at April 30, 2004. During the period, the Fund's average maturity ranged from a low of 38 days to a high of 59 days.

     We began the six-month period with a more cautious approach to the short-term municipal market. Strong job growth early in the period, coupled with inflationary concerns, led investors to believe that the Fed would soon end its accommodative monetary policy. The one-year London Interbank Offer Rate (LIBOR) rose more than 100 basis points (1.00%) to the 2.40% range as investors anticipated a series of interest rate hikes. One-year equivalent municipal note yields rose by approximately 55 basis points to the 1.60% range, creating a steep yield curve between variable rate demand note
(VRDN) securities and longer-dated municipal notes for the first time in over six months. Despite the relatively wide spread between VRDN and municipal note yields, we limited our pursuit of longer-dated municipal notes to reduce our overall position and bring the Fund's average life closer to its peer group average. Favorable tax-exempt ratios persisted while tax-related redemptions subsided and seasonal municipal issuance increased through the month of June.

     The Fed increased short-term interest rates by 25 basis points at the June FOMC meeting and again at the August FOMC meeting. Initially, these two tightenings had a minimal impact on the short-term municipal floater market, primarily because large seasonal subscriptions into money funds created demand for VRDN securities. This large demand forced the ratio of VRDN securities versus their taxable counterparts to decline to a more historical range of 65%
- 70%. In addition, yields on longer-dated municipal notes declined to the 1.50% range, a ratio that mirrored the decline of the one-year LIBOR to the 2.25% range. The Fund experienced a large amount of subscriptions at this time, and its net assets grew by more than $1 billion. The Fund performed well during this time because our tax-exempt commercial paper holdings, which were greater than our peer group average, outperformed yields on VRDN securities.

     In September, we entered a period of seasonal weakness in the short-term municipal market. A combination of low demand and quarter-end pressures on dealer remarketing agents began to impact short-term municipal yields. Yields on VRDN securities rose and ended the period at 90% - 95% of their taxable counterparts while municipal note yields increased to the 1.80% range, mirroring the rise of the one-year LIBOR to the 2.50% range. Another $1 billion increase in the Fund's net assets took the Fund to a record high of $13.1 billion on September 14 and allowed us to concentrate and increase our VRDN position to a level more comparable to our peer group average during the latter months of the period. Although the Fund's net assets declined to end the period at $11.8 billion, a combination of maturing lower-yielding municipal notes and tax-exempt commercial paper allowed us to continue to offer an attractive tax-exempt yield versus our taxable counterparts.

     Overall, the Fund performed well versus its peer group as our conservative investment strategy allowed us to be selective in our pursuit of longer-dated municipal notes while taking advantage of attractive yield opportunities offered on variable rate securities and tax-exempt commercial paper.

     We look to continue our conservative investment approach while maintaining a neutral average maturity relative to our peer group. We continue to monitor the changing economic environment and the Fed's reaction. Finally, we intend to maintain our credit quality while looking to offer shareholders an attractive tax-exempt yield.

     We thank you for your investment in Merrill Lynch Funds for Institutions Series, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn                     /s/ P. Michael Walsh

Terry K. Glenn                         P. Michael Walsh
President and Trustee                  Vice President and Portfolio
Merrill Lynch Funds For                Manager
Institutions Series                    Merrill Lynch Premier Institutional Fund
                                       Merrill Lynch Institutional Fund


/s/ Kevin A. Schiatta                  /s/ John Ng
Kevin A. Schiatta                      John Ng
Vice President and Portfolio Manager   Vice President and Portfolio Manager
Merrill Lynch Institutional            Merrill Lynch Treasury Fund
Tax-Exempt Fund                        Merrill Lynch Government Fund

December 20, 2004

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
October 31, 2004 (Unaudited)
================================================================================

Assets:
Investment in the Master Premier Institutional Fund, at value
 (identified cost $37,402,396,632) (Note 1a) ......................................    $37,391,084,704
Prepaid expense ...................................................................             15,992
                                                                                       ---------------
   Total assets ...................................................................     37,391,100,696
                                                                                       ---------------
Liabilities:
Administration fee payable (Note 2) ...............................................          3,911,418
Dividends payable .................................................................         19,178,677
Accrued expenses ..................................................................          1,461,245
                                                                                       ---------------
   Total liabilities ..............................................................         24,551,340
                                                                                       ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 37,377,861,284 shares of beneficial interest outstanding) ........................    $37,366,549,356
                                                                                       ===============
Net Assets Consist of:
Paid-in capital ...................................................................    $37,377,861,284
Unrealized depreciation ...........................................................        (11,311,928)
                                                                                       ---------------
Total .............................................................................    $37,366,549,356
                                                                                       ===============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 2004 (Unaudited)
================================================================================

Investment Income:
Investment income allocated from the Master Premier Institutional Fund .................      $ 301,426,006
Expenses allocated from Master Premier Institutional Fund ..............................        (10,678,276)
                                                                                              -------------
   Total investment income .............................................................        290,747,730
                                                                                              -------------
Expenses:
Administration fee (Note 2) ............................................................         20,526,617
Registration fees ......................................................................          2,513,864
Insurance ..............................................................................            438,861
Accounting services ....................................................................            431,761
Legal and audit fees ...................................................................            285,064
Dividend and transfer agency fees ......................................................            215,061
Printing and shareholder reports .......................................................             65,653
Trustees' fees (Note 5) ................................................................             59,739
Miscellaneous ..........................................................................            107,447
                                                                                              -------------
   Total expense .......................................................................         24,644,067
                                                                                              -------------
   Net investment income ...............................................................        266,103,663
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions allocated from
 Master Premier Institutional Fund ....................................    $      91,558
Net unrealized depreciation of investments ............................      (10,623,929)
                                                                           -------------
   Net realized and unrealized loss on investments .....................................        (10,532,371)
                                                                                              -------------
Net Increase in Net Assets Resulting From Operations ...................................      $ 255,571,292
                                                                                              =============

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
                                                                     Six Months               Year
Merrill Lynch Premier Institutional Fund                                Ended                Ended
Statements of Changes in Net Assets (Unaudited)                   October 31, 2004       April 30, 2004
=======================================================================================================
Increase (Decrease) in Net Assets:
Operations:
Net investment income ........................................   $   266,103,663        $   522,041,220
Net realized gain from investment transactions ...............            91,558              3,079,426
Net unrealized depreciation of investments ...................       (10,623,929)           (28,102,314)
                                                                 ---------------        ---------------
Net increase in net assets resulting from operations .........       255,571,292            497,018,332
Total declared as dividends to shareholders (Note 4) .........      (266,195,221)          (525,120,646)
Capital share transactions (Note 3) ..........................    (8,331,536,832)         1,160,152,122
                                                                 ---------------        ---------------
Net increase (decrease) in net assets ........................    (8,342,160,761)         1,132,049,808
Net Assets:
Beginning of period ..........................................    45,708,710,117         44,576,660,309
                                                                 ---------------        ---------------
End of period ................................................   $37,366,549,356        $45,708,710,117
                                                                 ===============        ===============
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund                 Six Months
Financial Highlights (Unaudited)                           Ended
                                                      October 31, 2004
================================================================================
Net Asset Value, beginning of period .............      $      1.00
Income from Investment Operations:
 Net investment income ...........................             .007
Less Distributions:
 Dividends from net investment income ............            (.007)
 Dividends from net realized gain ................               --
                                                        -------------
Net Asset Value, end of period ...................      $      1.00
                                                        =============
Total Return .....................................             0.66%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000) .................      $37,366,549
 Ratio of expenses to average net assets .........              .17%(3)
 Ratio of net investment income to
  average net assets .............................             1.30%(3)



Merrill Lynch Premier Institutional Fund                                 Year Ended April 30,
Financial Highlights (Unaudited)                   -----------------------------------------------------------------
                                                          2004             2003            2002            2001
                                                   ----------------- --------------- --------------- ---------------
Net Asset Value, beginning of period .............    $      1.00      $      1.00     $      1.00     $      1.00
Income from Investment Operations:
 Net investment income ...........................           .011             .016            .030            .061
Less Distributions:
 Dividends from net investment income ............          (.011)           (.016)          (.030)          (.061)
 Dividends from net realized gain ................             --(1)            --              --              --
                                                      ------------     -----------     -----------     -----------
Net Asset Value, end of period ...................    $      1.00      $      1.00     $      1.00     $      1.00
                                                      ============     ===========     ===========     ===========
Total Return .....................................           1.06%            1.61%           3.00%           6.32%
Ratios/Supplemental Data:
 Net Assets, end of period (000) .................    $45,708,710      $44,576,660     $46,368,190     $27,661,546
 Ratio of expenses to average net assets .........            .16%             .16%            .17%            .18%
 Ratio of net investment income to
  average net assets .............................           1.04%            1.59%           2.82%           6.25%

Merrill Lynch Premier Institutional Fund             Year Ended
Financial Highlights (Unaudited)                      April 30,
                                                   ---------------
                                                        2000
                                                   ---------------
Net Asset Value, beginning of period .............   $      1.00
Income from Investment Operations:
 Net investment income ...........................          .054
Less Distributions:
 Dividends from net investment income ............         (.054)
 Dividends from net realized gain ................            --
                                                     -----------
Net Asset Value, end of period ...................   $      1.00
                                                     ===========
Total Return .....................................          5.51%
Ratios/Supplemental Data:
 Net Assets, end of period (000) .................   $14,524,859
 Ratio of expenses to average net assets .........           .18%
 Ratio of net investment income to
  average net assets .............................          5.40%

(1) Amount represents less than $0.01 per share.
(2) Cumulative total return.
(3) On an annualized basis.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
October 31, 2004 (Unaudited)
================================================================================

Assets:
Investment in the Master Institutional Fund, at value
 (identified cost $10,769,794,757) (Note 1a) ......................................    $10,766,957,372
Prepaid expense ...................................................................            468,829
                                                                                       ---------------
   Total assets ...................................................................     10,767,426,201
                                                                                       ---------------
Liabilities:
Administration fee payable (Note 2) ...............................................          1,679,112
Dividends payable .................................................................            741,315
Accrued expenses ..................................................................            381,701
                                                                                       ---------------
   Total liabilities ..............................................................          2,802,128
                                                                                       ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 10,767,461,458 shares of beneficial interest outstanding) ........................    $10,764,624,073
                                                                                       ===============
Net Assets Consist of:
Paid-in capital ...................................................................    $10,767,461,458
Unrealized depreciation ...........................................................         (2,837,385)
                                                                                       ---------------
Total .............................................................................    $10,764,624,073
                                                                                       ===============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest allocated from the Master Institutional Fund .......................      $ 80,315,884
Expenses allocated from Master Institutional Fund ...........................        (2,853,014)
                                                                                   ------------
   Total investment income ..................................................        77,462,870
                                                                                   ------------
Expenses:
Administration fee (Note 2) .................................................         8,149,787
Dividend and transfer agency fees ...........................................           814,537
Registration fees ...........................................................           420,204
Accounting services .........................................................           107,070
Insurance ...................................................................            42,342
Printing and shareholder reports ............................................            28,699
Legal and audit fees ........................................................            21,660
Trustees' fees (Note 5) .....................................................            14,938
Miscellaneous ...............................................................            46,520
                                                                                   ------------
   Total expense ............................................................         9,645,757
                                                                                   ------------
   Net investment income ....................................................        67,817,113
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions allocated from
 Master Institutional Fund ..................................    $     53,403
Net unrealized depreciation of investments ..................      (3,060,787)
                                                                 ------------
   Net realized and unrealized loss on investments ..........................        (3,007,384)
                                                                                   ------------
Net Increase in Net Assets Resulting From Operations ........................      $ 64,809,729
                                                                                   ============


See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
                                                                     Six Months               Year
Merrill Lynch Institutional Fund                                       Ended                Ended
Statements of Changes in Net Assets (Unaudited)                  October 31, 2004       April 30, 2004
========================================================================================================
Increase (Decrease) in Net Assets:
Operations:
Net investment income ........................................    $    67,817,113      $    116,226,768
Net realized gain from investment transactions ...............             53,403               580,917
Net unrealized depreciation of investments ...................         (3,060,787)           (5,844,766)
                                                                  ---------------      ----------------
Net increase in net assets resulting from operations .........         64,809,729           110,962,919
Total declared as dividends to shareholders (Note 4) .........        (67,870,516)         (116,807,685)
Capital share transactions (Note 3) ..........................        166,656,148        (1,052,145,990)
                                                                  ---------------      ----------------
Net increase (decrease) in net assets ........................        163,595,361        (1,057,990,756)
Net Assets:
Beginning of period ..........................................     10,601,028,712        11,659,019,468
                                                                  ---------------      ----------------
End of period ................................................    $10,764,624,073      $ 10,601,028,712
                                                                  ===============      ================
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund                      Six Months
Financial Highlights (Unaudited)                   ----------------
                                                        Ended
                                                   October 31, 2004
================================================================================
Net Asset Value, beginning of period ..........      $      1.00
Income from Investment Operations:
 Net investment income ........................             .006
Less Distributions:
 Dividends from net investment income .........            (.006)
 Dividends from net realized gain .............               --
                                                     -------------
Net Asset Value, end of period ................      $      1.00
                                                     =============
Total Return ..................................              .63%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............      $10,764,624
 Ratio of expenses to average net assets
  (before waiver) .............................              .23%(3)
 Ratio of expenses to average net assets
  (after waiver) ..............................               --
 Ratio of net investment income to
  average net assets (before waiver) ..........             1.25%(3)
 Ratio of net investment income to
  average net assets (after waiver) ...........               --

Merrill Lynch Institutional Fund
Financial Highlights (Unaudited)                                               Year Ended April 30,
                                                --------------------------------------------------------------------------------
                                                        2004            2003            2002            2001           2000
================================================================================================================================
Net Asset Value, beginning of period ..........    $      1.00       $     1.00      $     1.00      $     1.00      $    1.00
Income from Investment Operations:
 Net investment income ........................           .010             .015            .029            .061           .053
Less Distributions:
 Dividends from net investment income .........          (.010)           (.015)          (.029)          (.061)         (.053)
 Dividends from net realized gain .............             --(1)            --              --              --             --
                                                   ------------     -----------     -----------     -----------     ----------
Net Asset Value, end of period ................    $      1.00       $     1.00      $     1.00      $     1.00      $    1.00
                                                   ============     ===========     ===========     ===========     ==========
Total Return ..................................            .97%            1.54%           2.89%           6.25%          5.45%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............    $10,601,029      $11,659,019     $12,834,914     $10,815,790     $8,080,268
 Ratio of expenses to average net assets
  (before waiver) .............................            .23%             .23%            .32%            .37%           .37%
 Ratio of expenses to average net assets
  (after waiver) ..............................             --               --             .23%            .24%           .24%
 Ratio of net investment income to
  average net assets (before waiver) ..........            .96%            1.53%           2.73%           6.01%          5.14%
 Ratio of net investment income to
  average net assets (after waiver) ...........             --               --            2.82%           6.14%          5.27%

(1) Amount represents less than $0.01 per share.
(2) Cumulative total return.
(3) On an annualized basis.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
October 31, 2004 (Unaudited)

==============================================================================================================
                                                                        Interest     Maturity          Value
                    Face Amount                                           Rate*        Date          (Note 1a)
==============================================================================================================
U.S.             $  50,000,000 Fannie Mae ...........................     7.13%      02/15/05   $   50,718,750
Government          30,000,000 Fannie Mae ...........................     1.75       05/23/05       29,906,250
Agency              15,000,000 Fannie Mae ...........................     1.45       07/08/05       14,915,625
Issues -- 23.3%     14,275,000 Fannie Mae ...........................     2.00       10/21/05       14,217,008
                    15,000,000 Fannie Mae ...........................     2.30       11/14/05       14,976,563
                    15,000,000 Fannie Mae ...........................     3.00       09/20/06       15,056,250
                    17,000,000 Federal Farm Credit Banks ............     1.50       04/01/05       16,946,875
                     7,000,000 Federal Farm Credit Banks ............     5.85       06/10/05        7,149,891
                    25,000,000 Federal Home Loan Banks ..............     2.13       12/15/04       25,015,425
                    50,000,000 Federal Home Loan Banks ..............     4.13       01/14/05       50,203,126
                    25,000,000 Federal Home Loan Banks ..............     1.20       04/01/05       24,906,250
                    25,000,000 Federal Home Loan Banks ..............     1.63       06/15/05       24,898,437
                    25,000,000 Federal Home Loan Banks ..............     1.63       07/29/05       24,875,000
                    10,000,000 Federal Home Loan Banks ..............     2.00       10/20/05        9,956,250
                    30,000,000 Federal Home Loan Banks ..............     2.25       12/15/05       29,925,000
                    17,000,000 Federal Home Loan Banks ..............     3.10       11/08/06       17,000,000
                    27,000,000 Freddie Mac ..........................     1.46       11/17/04       27,000,000
                    25,000,000 Freddie Mac ..........................     3.88       02/15/05       25,132,812
                    15,000,000 Freddie Mac ..........................     2.29       10/28/05       14,979,765
                    10,000,000 Freddie Mac ..........................     2.13       11/15/05        9,965,625
                    15,000,000 Freddie Mac ..........................     2.14       02/24/06       14,918,250
                    25,000,000 Freddie Mac ..........................     3.00       11/09/06       25,000,000
                   100,000,000 Fannie Mae D/N .......................     1.59       11/24/04       99,898,417
                    50,000,000 Fannie Mae D/N .......................     1.22       02/04/05       49,735,000
                    25,000,000 Fannie Mae D/N .......................     1.91       03/21/05       24,800,000
                    25,000,000 Federal Home Loan Banks D/N ..........     1.20       03/24/05       24,794,997
                    49,609,000 Freddie Mac D/N ......................     1.25       11/02/04       49,607,277
                     9,505,000 Freddie Mac D/N ......................     1.25       11/04/04        9,504,010
                    40,000,000 Freddie Mac D/N ......................     1.62       12/01/04       39,946,000
                    38,000,000 Freddie Mac D/N ......................     1.22       12/06/04       37,954,928
                    50,000,000 Freddie Mac D/N ......................     1.76       12/21/04       49,878,125
                    75,000,000 Freddie Mac D/N ......................     1.09       12/27/04       74,872,833

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

==========================================================================================================
                                                                     Interest    Maturity         Value
                    Face Amount                                        Rate*       Date         (Note 1a)
==========================================================================================================
U.S.             $  50,000,000 Freddie Mac D/N ....................    1.75%     12/28/04    $  49,861,458
Government          25,000,000 Freddie Mac D/N ....................    1.38      12/30/04       24,943,458
Agency              50,000,000 Freddie Mac D/N ....................    1.76      01/04/05       49,830,000
Issues             100,000,000 Freddie Mac D/N ....................    1.22      01/11/05       99,620,000
(continued)          4,000,000 Freddie Mac D/N ....................    1.16      03/08/05        3,970,800
----------------------------------------------------------------------------------------------------------
                               Total U.S. Government Agency Issues
                               (Cost $1,178,278,664) ..............                          1,176,880,455
----------------------------------------------------------------------------------------------------------
U.S. Government     50,000,000 Fannie Mae .........................    1.96      01/18/05       49,989,550
Agency Issues --    50,000,000 Fannie Mae .........................    2.02      01/28/05       49,994,050
Variable Rate --    50,000,000 Fannie Mae .........................    1.83      02/18/05       49,997,721
51.9%              250,000,000 Fannie Mae .........................    1.82      04/28/05      249,981,564
                    50,000,000 Fannie Mae .........................    1.92      07/06/05       49,981,950
                   500,000,000 Fannie Mae .........................    1.83      07/29/05      499,944,181
                    75,000,000 Fannie Mae .........................    1.84      08/29/05       74,970,447
                    75,000,000 Fannie Mae .........................    1.61      02/17/06       74,976,074
                    50,000,000 Federal Farm Credit Banks ..........    1.80      12/02/04       50,000,000
                   100,000,000 Federal Farm Credit Banks ..........    1.78      12/15/04       99,999,402
                    48,400,000 Federal Farm Credit Banks ..........    1.77      02/28/05       48,398,424
                   100,000,000 Federal Farm Credit Banks ..........    1.77      03/24/05       99,992,175
                    75,000,000 Federal Farm Credit Banks ..........    1.73      10/03/05       74,972,353
                   100,000,000 Federal Farm Credit Banks ..........    1.78      10/27/05       99,960,451
                    25,000,000 Federal Farm Credit Banks ..........    1.76      12/01/05       24,997,268
                    25,000,000 Federal Farm Credit Banks ..........    1.76      12/05/05       24,995,429
                    50,000,000 Federal Farm Credit Banks ..........    1.77      12/05/05       49,994,436
                   150,000,000 Federal Farm Credit Banks ..........    1.76      01/04/06      149,977,950
                    28,000,000 Federal Farm Credit Banks ..........    1.74      01/05/06       27,990,183
                   150,000,000 Federal Farm Credit Banks ..........    1.77      01/27/06      149,962,827
                   100,000,000 Federal Farm Credit Banks ..........    1.78      02/13/06       99,987,168
                    75,000,000 Federal Farm Credit Banks ..........    1.77      09/01/06       74,985,154
                    60,000,000 Federal Home Loan Banks ............    1.79      03/03/05       60,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=========================================================================================================
                                                                     Interest    Maturity        Value
                     Face Amount                                       Rate*       Date        (Note 1a)
=========================================================================================================
U.S. Government   $  100,000,000 Federal Home Loan Banks ..........    1.85%    07/26/05    $  99,985,227
Agency Issues --      50,000,000 Federal Home Loan Banks ..........    1.64     08/26/05       49,981,559
Variable Rate         50,000,000 Federal Home Loan Banks ..........    1.84     03/28/06       49,964,923
(continued)          150,000,000 Freddie Mac ......................    1.83     09/09/05      150,022,682
                      33,962,000 Freddie Mac ......................    1.67     11/07/05       33,966,244
---------------------------------------------------------------------------------------------------------
                                 Total U.S. Government Agency
                                 Issues -- Variable Rate
                                 (Cost $2,619,977,153) ............                         2,619,969,392
---------------------------------------------------------------------------------------------------------
Repurchase           165,000,000 ABN AMRO Inc.,
Agreements**                     purchased on 10/29/04 ............    1.87     11/01/04      165,000,000
-- 25.4%             165,000,000 Barclays Capital Inc.,
                                 purchased on 10/29/04 ............    1.85     11/01/04      165,000,000
                     125,000,000 Countrywide Securities Corp.,
                                 purchased on 10/29/04 ............    1.83     11/01/04      125,000,000
                     170,000,000 Credit Suisse First Boston LLC,
                                 purchased on 10/29/04 ............    1.86     11/01/04      170,000,000
                     400,000,000 HSBC Securities (USA) Inc.,
                                 purchased on 10/29/04 ............    1.86     11/01/04      400,000,000
                      30,182,000 State Street Bank & Trust,
                                 purchased on 10/29/04 ............    1.79     11/01/04       30,182,000
                     225,000,000 UBS Securities,
                                 purchased on 10/29/04 ............    1.85     11/01/04      225,000,000
---------------------------------------------------------------------------------------------------------
                                 Total Repurchase Agreements
                                 (Cost $1,280,182,000) ............                         1,280,182,000
---------------------------------------------------------------------------------------------------------
                                 Total Investments -- 100.6%
                                 (Cost $5,078,437,817) ............                         5,077,031,847
---------------------------------------------------------------------------------------------------------
                                 Liabilities in Excess of
                                 Other Assets -- (0.6%) ...........                           (31,388,156
---------------------------------------------------------------------------------------------------------
                                 Net Assets -- Equivalent to $1.00
                                 Per Share on 5,047,049,661
                                 Shares of Beneficial Interest
                                 Outstanding -- 100.0% ............                        $5,045,643,691
=========================================================================================================


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)
================================================================================

     Note -- Costs for federal income tax purposes are the same as those shown above. At October 31, 2004, net unrealized depreciation amounted to $1,405,970 and is comprised of $58,053 in appreciation and $1,464,023 in depreciation.
* Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2004. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.
** Repurchase Agreements are fully collateralized by U.S. Government and Agency Obligations. D/N -- Discount Notes


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Assets and Liabilities
October 31, 2004 (Unaudited)
================================================================================

Assets:
Investments in securities subject to repurchase agreements ........................    $1,280,182,000
Investments in other marketable securities ........................................     3,796,849,847
                                                                                       --------------
   Total investments at value (identified cost $5,078,437,817) (Note 1a) ............................      $5,077,031,847
Cash ................................................................................................           6,295,813
Interest receivable .................................................................................           6,011,799
Prepaid expense .....................................................................................              30,929
                                                                                                           --------------
   Total assets .....................................................................................       5,089,370,388
                                                                                                           --------------
Liabilities:
Advisory fee payable (Note 2) .......................................................................           1,020,525
Payable for investments purchased ...................................................................          42,000,000
Accrued expenses ....................................................................................             492,752
Dividends payable ...................................................................................             213,420
                                                                                                           --------------
   Total liabilities ................................................................................          43,726,697
                                                                                                           --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 5,047,049,661 shares of beneficial interest outstanding) ...........................................      $5,045,643,691
                                                                                                           ==============
Net Assets Consist of:
Paid-in capital .....................................................................................      $5,047,049,661
Unrealized depreciation .............................................................................          (1,405,970)
                                                                                                           --------------
Total ...............................................................................................      $5,045,643,691
                                                                                                           ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund

Statement of Operations
For the Six Months Ended October 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned ...........................................      $38,998,784
                                                                              -----------
Expenses:
Investment advisory fee (Note 2) .......................    $  8,515,473
Registration fees ......................................         480,012
Dividend and transfer agency fees ......................         154,937
Accounting and custodian services ......................         125,591
Insurance ..............................................          19,759
Legal and audit fees ...................................          16,411
Printing and shareholder reports .......................           8,773
Trustees' fees (Note 5) ................................           8,151
Miscellaneous ..........................................          27,677
                                                            ------------
   Total expense .......................................       9,356,784
Waived investment advisory fee (Note 2) ................      (2,922,053)       6,434,731
                                                            ------------      -----------
   Net investment income ...............................................       32,564,053
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions .........           4,501
Net unrealized depreciation of investments .............        (926,420)
                                                            ------------
   Net realized and unrealized loss from investments ...................         (921,919)
                                                                              -----------
Net Increase in Net Assets Resulting From Operations ...................      $31,642,134
                                                                              ===========

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund                                        Six Months              Year
Statements of Changes in Net Assets (Unaudited)                         Ended               Ended
                                                                  October 31, 2004      April 30, 2004
======================================================================================================
Increase (Decrease) in Net Assets:
Operations:
Net investment income ........................................    $   32,564,053       $   54,036,646
Net realized gain from investment transactions ...............             4,501              212,509
Net unrealized depreciation of investments ...................          (926,420)          (3,326,277)
                                                                  --------------       --------------
Net increase in net assets resulting from operations .........        31,642,134           50,922,878
Total declared as dividends to shareholders (Note 4) .........       (32,568,554)         (54,249,155)
Capital share transactions (Note 3) ..........................      (512,463,607)         228,228,885
                                                                  --------------       --------------
Net increase (decrease) in net assets ........................      (513,390,027)         224,902,608
Net Assets:
Beginning of period ..........................................     5,559,033,718        5,334,131,110
                                                                  --------------       --------------
End of period ................................................    $5,045,643,691       $5,559,033,718
                                                                  ==============       ==============
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Merrill Lynch Government Fund                         Six Months
Financial Highlights (Unaudited)                         Ended
                                                   October 31, 2004
================================================================================
Net Asset Value, beginning of period ..........      $      1.00
Income from Investment Operations:
 Net investment income ........................             .006
Less Distributions:
 Dividends from net investment income .........            (.006)
 Dividends from net realized gain .............               --
                                                     -------------
Net Asset Value, end of period ................      $      1.00
                                                     =============
Total Return ..................................              .59%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............      $ 5,045,644
 Ratio of expenses to average net assets
  (before waiver) .............................              .33%(3)
 Ratio of expenses to average net assets
  (after waiver) ..............................              .23%(3)
 Ratio of net investment income to
  average net assets (before waiver) ..........             1.06%(3)
 Ratio of net investment income to
  average net assets (after waiver) ...........             1.16%(3)

Merrill Lynch Government Fund                                               Year Ended April 30,
Financial Highlights (Unaudited)                ----------------------------------------------------------------------------
                                                       2004           2003           2002           2001           2000
============================================================================================================================
Net Asset Value, beginning of period ..........    $     1.00       $    1.00      $    1.00      $    1.00      $    1.00
Income from Investment Operations:
 Net investment income ........................          .009            .015           .028           .060           .052
Less Distributions:
 Dividends from net investment income .........         (.009)          (.015)         (.028)         (.060)         (.052)
 Dividends from net realized gain .............            --(1)           --             --             --             --
                                                   -----------     ----------     ----------     ----------     ----------
Net Asset Value, end of period ................    $     1.00       $    1.00      $    1.00      $    1.00      $    1.00
                                                   ===========     ==========     ==========     ==========     ==========
Total Return ..................................           .94%           1.52%          2.80%          6.17%          5.34%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............    $5,559,034      $5,334,131     $4,780,983     $2,961,793     $2,603,208
 Ratio of expenses to average net assets
  (before waiver) .............................           .34%            .33%           .35%           .36%           .35%
 Ratio of expenses to average net assets
  (after waiver) ..............................           .23%            .22%           .24%           .24%           .24%
 Ratio of net investment income to
  average net assets (before waiver) ..........           .82%           1.39%          2.59%          5.94%          5.07%
 Ratio of net investment income to
  average net assets (after waiver) ...........           .93%           1.50%          2.70%          6.06%          5.18%

(1) Amount represents less than $0.01 per share.
(2) Cumulative total return.
(3) On an annualized basis.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
October 31, 2004 (Unaudited)

==========================================================================================================
                                                                   Interest     Maturity         Value
                     Face Amount                                     Rate*        Date         (Note 1a)
==========================================================================================================
U.S.              $  150,000,000 U.S. Treasury Bills ..........     1.43%       11/04/04     $ 149,982,142
Government             8,810,000 U.S. Treasury Bills ..........     1.52        11/04/04         8,808,884
Issues -- 99.6%       50,000,000 U.S. Treasury Bills ..........     1.55        11/04/04        49,993,552
                      15,287,000 U.S. Treasury Bills ..........     1.58        11/04/04        15,284,987
                      54,212,000 U.S. Treasury Bills ..........     1.56        11/12/04        54,186,165
                      30,000,000 U.S. Treasury Bills ..........     1.57        11/12/04        29,985,608
                      50,000,000 U.S. Treasury Bills ..........     1.58        11/12/04        49,975,861
                     100,000,000 U.S. Treasury Bills ..........     1.60        11/12/04        99,951,249
                         753,000 U.S. Treasury Bills ..........     1.69        11/18/04           752,399
                      10,520,000 U.S. Treasury Bills ..........     1.36        11/26/04        10,510,064
                       1,833,000 U.S. Treasury Bills ..........     1.65        12/02/04         1,830,404
                      16,502,000 U.S. Treasury Bills ..........     1.63        12/09/04        16,473,607
                      50,000,000 U.S. Treasury Bills ..........     1.64        12/09/04        49,913,708
                      15,000,000 U.S. Treasury Bills ..........     1.66        01/06/05        14,949,947
                      12,723,000 U.S. Treasury Bills ..........     1.76        01/06/05        12,680,544
                         858,000 U.S. Treasury Bills ..........     1.77        01/06/05           855,137
                         710,000 U.S. Treasury Bills ..........     1.79        01/06/05           707,631
                       3,246,000 U.S. Treasury Bills ..........     1.82        01/06/05         3,235,099
                      50,000,000 U.S. Treasury Bills ..........     1.69        01/13/05        49,813,250
                      10,000,000 U.S. Treasury Bills ..........     1.72        01/13/05         9,962,650
                      75,000,000 U.S. Treasury Bills ..........     1.85        01/13/05        74,719,875
                      20,000,000 U.S. Treasury Bills ..........     1.86        01/27/05        19,909,620
                      25,000,000 U.S. Treasury Bills ..........     1.88        01/27/05        24,887,025
                      25,000,000 U.S. Treasury Bills ..........     1.72        02/03/05        24,875,648
                      25,000,000 U.S. Treasury Bills ..........     1.73        02/03/05        24,875,648
                      15,000,000 U.S. Treasury Bills ..........     1.75        02/03/05        14,925,388
                      25,000,000 U.S. Treasury Bills ..........     1.73        02/17/05        24,854,125
                      50,000,000 U.S. Treasury Bills ..........     1.77        02/24/05        49,686,950
                      10,000,000 U.S. Treasury Bills ..........     1.91        03/17/05         9,923,880
                      10,000,000 U.S. Treasury Bills ..........     1.95        03/24/05         9,919,170
                       6,000,000 U.S. Treasury Bills ..........     1.94        03/31/05         5,948,874
                      25,000,000 U.S. Treasury Bills ..........     1.95        03/31/05        24,786,975
                      79,175,000 U.S. Treasury Notes ..........     5.88        11/15/04        79,300,476
                     165,350,000 U.S. Treasury Notes ..........     2.00        11/30/04       165,387,811

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

==========================================================================================================
                                                                     Interest    Maturity         Value
                   Face Amount                                         Rate*       Date         (Note 1a)
==========================================================================================================
U.S.             $  25,000,000 U.S. Treasury Notes .................    1.75%    12/31/04     $ 24,992,200
Government           1,000,000 U.S. Treasury Notes .................    1.50     02/28/05          998,320
Issues              10,000,000 U.S. Treasury Notes .................    1.63     03/31/05        9,982,030
(continued)          2,500,000 U.S. Treasury Notes .................    1.63     09/30/05        2,487,012
                                    Total Investments -- 99.6%
----------------------------------------------------------------------------------------------------------
                                    (Cost $1,222,496,780) ..........                         1,222,313,915
----------------------------------------------------------------------------------------------------------
                                    Other Assets Less Liabilities -- 0.4%                        5,183,998
----------------------------------------------------------------------------------------------------------
                                    Net Assets -- Equivalent to $1.00
                                    Per Share on 1,227,680,778
                                    Shares of Beneficial Interest
                                    Outstanding -- 100.0% ..........                        $1,227,497,913
==========================================================================================================

     Note -- Costs for federal income tax purposes are the same as those shown above. At October 31, 2004, net unrealized depreciation amounted to $182,865 and is comprised of $1,584 in appreciation and $184,449 in depreciation.
* U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
October 31, 2004 (Unaudited)

======================================================================================================
Assets:
Total investments at value (identified cost $1,222,496,780) (Note 1a) ..............    $1,222,313,915
Cash ...............................................................................         1,727,599
Interest receivable ................................................................         3,708,120
Prepaid expense ....................................................................            59,266
                                                                                        --------------
   Total assets ....................................................................     1,227,808,900
                                                                                        --------------
Liabilities:
Advisory fee payable (Note 2) ......................................................           249,895
Accrued expenses ...................................................................            44,873
Dividends payable ..................................................................            16,219
                                                                                        --------------
   Total liabilities ...............................................................           310,987
                                                                                        --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
1,227,680,778 shares of beneficial interest outstanding) ...........................    $1,227,497,913
                                                                                        ==============
Net Assets Consist of:
Paid-in capital ....................................................................    $1,227,680,778
Unrealized depreciation ............................................................          (182,865)
                                                                                        --------------
Total ..............................................................................    $1,227,497,913
                                                                                        ==============
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Operations
For the Six Months Ended October 31, 2004 (Unaudited)

======================================================================================================
Investment Income:
Interest and discount earned ..........................................................     $7,986,886
                                                                                            ----------
Expenses:
Investment advisory fee (Note 2) .....................................      $2,044,715
Registration fees ....................................................         108,997
Dividend and transfer agency fees ....................................          63,660
Accounting and custodian services ....................................          58,628
Insurance ............................................................           5,646
Legal and audit fees .................................................           5,511
Trustees' fees (Note 5) ..............................................           2,176
Printing and shareholder reports .....................................           2,081
Miscellaneous ........................................................          17,060
                                                                            ----------
   Total expense .....................................................       2,308,474
Waived investment advisory fee (Note 2) ..............................        (811,800)      1,496,674
                                                                            ----------      ----------
   Net investment income ..............................................................      6,490,212
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions .......................          12,176
Net unrealized depreciation of investments ...........................        (217,110)
                                                                            ----------
   Net realized and unrealized loss from investments ..................................       (204,934)
                                                                                            ----------
Net Increase in Net Assets Resulting From Operations ..................................     $6,285,278
                                                                                            ==========


See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund                                          Six Months              Year
Statements of Changes in Net Assets (Unaudited)                         Ended               Ended
                                                                  October 31, 2004      April 30, 2004
=======================================================================================================
Decrease in Net Assets:
Operations:
Net investment income ........................................    $    6,490,212       $   10,527,637
Net realized gain from investment transactions ...............            12,176              110,131
Net unrealized depreciation of investments ...................          (217,110)            (435,562)
                                                                  --------------       --------------
Net increase in net assets resulting from operations .........         6,285,278           10,202,206
Total declared as dividends to shareholders (Note 4) .........        (6,502,388)         (10,637,768)
Capital share transactions (Note 3) ..........................      (116,358,679)        (143,476,256)
                                                                  --------------       --------------
Net decrease in net assets ...................................      (116,575,789)        (143,911,818)
Net Assets:
Beginning of period ..........................................     1,344,073,702        1,487,985,520
                                                                  --------------       --------------
End of period ................................................    $1,227,497,913       $1,344,073,702
                                                                  ==============       ==============
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund                        Six Months
Financial Highlights (Unaudited)                      Ended
                                                October 31, 2004
================================================================================
Net Asset Value, beginning of period .......      $      1.00
Income from Investment Operations:
 Net investment income .....................             .005
Less Distributions:
 Dividends from net investment income ......            (.005)
                                                  -------------
Net Asset Value, end of period .............      $      1.00
                                                  =============
Total Return ...............................              .53%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ...........      $ 1,227,498
 Ratio of expenses to average net assets
  (before waiver) ..........................              .37%(2)
 Ratio of expenses to average net assets
  (after waiver) ...........................              .24%(2)
 Ratio of net investment income to
  average net assets (before waiver) .......              .92%(2)
 Ratio of net investment income to
  average net assets (after waiver) ........             1.05%(2)


--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund                                            Year Ended April 30,
Financial Highlights (Unaudited)             -----------------------------------------------------------------------
                                                  2004           2003           2002           2001         2000
====================================================================================================================
Net Asset Value, beginning of period .......   $     1.00      $    1.00      $    1.00      $    1.00      $  1.00
Income from Investment Operations:
 Net investment income .....................         .008           .014           .026           .056         .048
Less Distributions:
 Dividends from net investment income ......        (.008)         (.014)         (.026)         (.056)       (.048)
                                               ----------     ----------     ----------     ----------     --------
Net Asset Value, end of period .............   $     1.00      $    1.00      $    1.00      $    1.00      $  1.00
                                               ==========     ==========     ==========     ==========     ========
Total Return ...............................          .80%          1.37%          2.60%          5.78%        4.94%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ...........   $1,344,074     $1,487,986     $1,070,857     $1,052,009     $678,841
 Ratio of expenses to average net assets
  (before waiver) ..........................          .36%           .35%           .36%           .39%         .39%
 Ratio of expenses to average net assets
  (after waiver) ...........................          .23%           .22%           .23%           .25%         .25%
 Ratio of net investment income to
  average net assets (before waiver) .......          .66%          1.19%          2.37%          5.45%        4.69%
 Ratio of net investment income to
  average net assets (after waiver) ........          .79%          1.32%          2.50%          5.59%        4.83%

(1) Cumulative total return.
(2) On an annualized basis.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
October 31, 2004 (Unaudited)

======================================================================================================
Assets:
Investment in the Master Institutional Tax-Exempt Fund, at value (Note 1a) ........    $11,761,331,336
Prepaid expense ...................................................................             57,484
                                                                                       ---------------
   Total assets ...................................................................     11,761,388,820
                                                                                       ---------------
Liabilities:
Administration fee payable (Note 2) ...............................................          1,889,194
Accrued expenses ..................................................................            897,137
Dividends payable .................................................................            593,267
                                                                                       ---------------
   Total liabilities ..............................................................          3,379,598
                                                                                       ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 11,757,869,576 shares of beneficial interest outstanding) ........................    $11,758,009,222
                                                                                       ===============
Net Assets Consist of:
Paid-in capital ...................................................................    $11,757,961,739
Accumulated net realized gain .....................................................             46,335
Undistributed net investment income ...............................................              1,148
                                                                                       ---------------
Total .............................................................................    $11,758,009,222
                                                                                       ===============
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
For the Six Months Ended October 31, 2004 (Unaudited)

==========================================================================================
Investment Income:
Interest allocated from the Master Institutional Tax-Exempt Fund .........    $ 77,029,380
Expenses allocated from Master Institutional Tax-Exempt Fund .............      (3,150,468)
                                                                              ------------
   Total investment income ...............................................      73,878,912
                                                                              ------------
Expenses:
Administration fee (Note 2) ..............................................       9,006,393
Registration fees ........................................................         805,522
Dividend and transfer agency fees ........................................         530,361
Accounting services ......................................................         171,521
Legal and audit fees .....................................................          54,496
Insurance ................................................................          36,696
Printing and shareholder reports .........................................          17,177
Trustees' fees (Note 5) ..................................................          15,876
Miscellaneous ............................................................          21,031
                                                                              ------------
   Total expense .........................................................      10,659,073
                                                                              ------------
   Net investment income .................................................      63,219,839
Net realized loss on investment transactions allocated from the
 Master Institutional Tax-Exempt Fund ....................................        (132,039)
                                                                              ------------
Net Increase in Net Assets Resulting From Operations .....................    $ 63,087,800
                                                                              ============


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund                                  Six Months               Year
Statements of Changes in Net Assets (Unaudited)                                 Ended                Ended
                                                                          October 31, 2004       April 30, 2004
=================================================================================================================
Increase in Net Assets:
Operations:
Net investment income ................................................    $    63,219,839       $    85,298,877
Net realized gain (loss) from investment transactions ................           (132,039)              160,307
                                                                          ---------------       ---------------
Net increase in net assets resulting from operations .................         63,087,800            85,459,184
Total declared as dividends to shareholders (Note 4) .................        (63,218,691)          (85,277,561)
Capital share transactions (Note 3) ..................................        734,827,600         2,837,610,314
                                                                          ---------------       ---------------
Net increase in net assets ...........................................        734,696,709         2,837,791,937
Net Assets:
Beginning of period ..................................................     11,023,312,513         8,185,520,576
                                                                          ---------------       ---------------
End of period, including undistributed net investment income of $1,148
 and $541, respectively (Note 1f) ....................................    $11,758,009,222       $11,023,312,513
                                                                          ===============       ===============
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund           Six Months
Financial Highlights (Unaudited)                        Ended
                                                   October 31, 2004
================================================================================
Net Asset Value, beginning of period ..........      $       1.00
Income from Investment Operations:
 Net investment income ........................              .005
Less Distribution:
 Dividends from net investment income .........             (.005)
                                                     --------------
Net Asset Value, end of period ................      $       1.00
                                                     ==============
Total Return ..................................               .53%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............      $ 11,758,009
 Ratio of expenses to average net assets
  (before waiver) .............................               .23%(2)
 Ratio of expenses to average net assets
  (after waiver) ..............................                --
 Ratio of net investment income, to
  average net assets (before waiver) ..........              1.05%(2)
 Ratio of net investment income, to
  average net assets (after waiver) ...........                --


---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund                                Year Ended April 30,
Financial Highlights (Unaudited)                ---------------------------------------------------------------------------
                                                      2004           2003           2002           2001           2000
===========================================================================================================================
Net Asset Value, beginning of period ..........   $      1.00      $    1.00      $    1.00      $    1.00      $    1.00
Income from Investment Operations:
 Net investment income ........................           .01            .01            .02            .04            .03
Less Distribution:
 Dividends from net investment income .........          (.01)          (.01)          (.02)          (.04)          (.03)
                                                  -----------     ----------     ----------     ----------     ----------
Net Asset Value, end of period ................   $      1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                  ===========     ==========     ==========     ==========     ==========
Total Return ..................................           .85%          1.23%          2.01%          3.96%          3.41%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............   $11,023,313     $8,185,521     $4,472,803     $3,147,370     $2,055,674
 Ratio of expenses to average net assets
  (before waiver) .............................           .22%           .22%           .38%           .46%           .48%
 Ratio of expenses to average net assets
  (after waiver) ..............................            --             --            .23%           .23%           .24%
 Ratio of net investment income, to
  average net assets (before waiver) ..........           .84%          1.19%          1.77%          3.61%          3.12%
 Ratio of net investment income, to
  average net assets (after waiver) ...........            --             --           1.92%          3.84%          3.36%

(1) Cumulative total return.
(2) On an annualized basis.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements (Unaudited)
================================================================================

1. Significant Accounting Policies
Merrill Lynch Funds For Institutions Series (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Trust consists of five series, Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Treasury Fund, and Merrill Lynch Institutional Tax Exempt Fund, (collectively, the "Funds"). The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements.

     The Premier Institutional, Institutional and Institutional Tax Exempt Funds (the "Feeder Funds") invest all of their investable assets in interests in the Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax Exempt Fund (the "Master Funds"), respectively, each a registered investment company having the same investment objective as the Feeder Funds (Note 6).

     The value of the Feeder Funds' investments in the Master Funds reflect the Feeder Funds proportionate interest in the Master Funds (approximately 100% for each of the Feeder Funds at October 31, 2004). The results of operations and performance of the Feeder Funds are directly affected by the performance of the Master Funds.

     The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

     The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) Valuation of securities by each of the Master Funds is discussed in
Note 1(a) of the Master Funds Notes to Financial Statements which are included elsewhere in this report. The value of the Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), which is the limited partner.

     (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued (Unaudited)
================================================================================

     (c) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Realized gains and losses on investments are computed on the basis of identified cost of security sold.

     The Feeder Funds' net investment income includes the Feeder Funds' pro-rata share of the net investment income of the respective Master Funds.

     The Government Fund and Treasury Fund record interest income (after adjustment for amortization of premium or accretion of discount) as earned.

     (d) Prepaid registration fees are charged to income as the related shares are sold.

     (e) Repurchase agreements -- The Government Fund invests in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Government Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

     (f) Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. For the year ended April 30, 2004, Merrill Lynch Institutional Tax-Exempt Fund reclassified $20,775 between undistributed net investment income and accumulated net realized gain and $92,163 has been reclassified between accumulated net realized gain and paid-in capital as a result of permanent differences attributable to amortization methods on fixed income securities and expired capital loss carryforwards. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Fees and Other Transactions with Affiliates
FAM, a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the annual rates listed below.

                           Percentage of Average Daily Net Assets
                          ---------------------------------------
Government Fund and        .35% up to and including $500,000,000
Treasury Fund .........   plus .335% over $500,000,000 up to and
                           including $750,000,000
                          plus .32% over $750,000,000 up to and
                           including $1,000,000,000
                          plus .30% over $1,000,000,000

     FAM has agreed to waive a portion of its advisory fees for the Government and Treasury Funds. The effective fee payable to FAM will be at the annual rate of 0.20% for each of the Government and Treasury Funds' average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

     For the six months ended October 31, 2004, FAM waived a portion of its fees amounting to $2,922,053 for the Government Fund and $811,800 for the Treasury Fund.

     FAM provides certain administrative services to the Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15% and 0.15%, respectively, of average daily net assets.

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued (Unaudited)
================================================================================

3. Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class.

     Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                                               Period                Year
                                               Ended                 Ended
                                            October 31,            April 30,
Premier Institutional Fund                      2004                 2004
--------------------------              ---------------       ---------------
Shares sold .........................   228,898,417,455       554,226,255,613
Shares issued to shareholders in
  reinvestment of dividends .........      159,288,507            312,747,388
                                        ---------------       ---------------
    Total ...........................   229,057,705,962       554,539,003,001
Shares redeemed .....................   237,389,242,794       553,378,850,879
                                        ---------------       ---------------
    Net increase (decrease) .........   (8,331,536,832)         1,160,152,122
                                        ===============       ===============

                                             Period                Year
                                              Ended               Ended
                                           October 31,          April 30,
Institutional Fund                            2004                 2004
------------------                      --------------     ---------------
Shares sold .........................   34,183,022,926     75,814,508,839
Shares issued to shareholders in
  reinvestment of dividends .........       61,419,934         99,162,602
                                        --------------     --------------
    Total ...........................   34,244,442,860     75,913,671,441
Shares redeemed .....................   34,077,786,712     76,965,817,431
                                        --------------     --------------
    Net increase (decrease) .........      166,656,148     (1,052,145,990)
                                        ==============     ==============

                                              Period                Year
                                               Ended               Ended
                                            October 31,          April 30,
Government Fund                                2004                 2004
---------------                         --------------       --------------
Shares sold .........................   13,274,564,622       37,443,523,337
Shares issued to shareholders in
  reinvestment of dividends .........      30,507,953            48,721,944
                                        --------------       --------------
    Total ...........................   13,305,072,575       37,492,245,281
Shares redeemed .....................   13,817,536,182       37,264,016,396
                                        --------------       --------------
    Net increase (decrease) .........    (512,463,607)          228,228,885
                                        ==============       ==============

                                              Period              Year
                                              Ended               Ended
                                           October 31,          April 30,
Treasury Fund                                  2004               2003
-------------                           -------------       -------------
Shares sold .........................   1,214,746,916       4,139,225,382
Shares issued to shareholders in
  reinvestment of dividends .........      6,317,754          10,147,943
                                        -------------       -------------
    Total ...........................   1,221,064,670       4,149,373,325
Shares redeemed .....................   1,337,423,349       4,292,849,581
                                        -------------       -------------
    Net decrease ....................   (116,358,679)       (143,476,256)
                                        =============       =============

                                             Period               Year
                                              Ended              Ended
Institutional                              October 31,         April 30,
Tax-Exempt Fund                               2004                2004
---------------                         --------------     --------------
Shares sold .........................   22,090,659,997     37,984,362,489
Shares issued to shareholders in
  reinvestment of dividends .........       57,987,333         78,878,999
                                        --------------     --------------
    Total ...........................   22,148,647,330     38,063,241,488
Shares redeemed .....................   21,413,819,730     35,225,631,174
                                        --------------     --------------
    Net increase ....................      734,827,600      2,837,610,314
                                        ==============     ==============

4. Distributions
The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total net investment income plus or minus realized gains or losses, if any, on investments.

     Dividends for the Institutional Tax-Exempt Fund are declared from net investment income excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued (Unaudited)
================================================================================

5. Trustees' Fees
Each Trustee who is not affiliated with the Trust or its adviser is paid an annual retainer fee of $40,000 plus an additional fee of $2,500 for each board meeting attended. Effective January 1, 2004, the Chairman of the Audit Committee receives an additional annual retainer in the amount of $5,000. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments
October 31, 2004 (Unaudited)

=======================================================================================================================
                                                                             Interest       Maturity          Value
                    Face Amount                                                Rate*          Date          (Note 1a)
=======================================================================================================================
                    $  122,000,000 U.S. Treasury Notes ...................     1.63%        10/31/05     $  121,266,060
U.S.                    75,000,000 U.S. Treasury Notes ...................     1.50         03/31/06         74,118,150
Government &            80,000,000 U.S. Treasury Notes ...................     2.50         09/30/06         79,934,400
Agency Issues --       300,000,000 Fannie Mae ............................     3.88         03/15/05        302,062,500
9.4%                   100,000,000 Fannie Mae ............................     7.00         07/15/05        103,250,000
                       150,000,000 Fannie Mae ............................     2.11         08/26/05        149,671,875
                       200,000,000 Fannie Mae ............................     1.88         09/15/05        199,125,000
                       174,000,000 Fannie Mae ............................     2.10         10/21/05        173,510,625
                        69,400,000 Fannie Mae ............................     2.25         02/28/06         69,118,062
                       162,000,000 Fannie Mae ............................     3.00         09/20/06        162,607,500
                       100,000,000 Federal Home Loan Banks ...............     1.50         05/13/05         99,593,750
                       175,000,000 Federal Home Loan Banks ...............     1.75         08/15/05        174,179,688
                       100,000,000 Federal Home Loan Banks ...............     3.00         08/15/05        100,500,000
                       321,500,000 Federal Home Loan Banks ...............     1.50         08/26/05        319,289,688
                        30,000,000 Federal Home Loan Banks ...............     2.00         07/07/06         29,662,500
                       220,000,000 Freddie Mac ...........................     1.50         05/13/05        219,138,040
                       100,000,000 Freddie Mac ...........................     2.15         10/28/05         99,728,810
                       125,000,000 Freddie Mac ...........................     2.29         10/28/05        124,831,375
                       177,700,000 Freddie Mac ...........................     2.41         11/04/05        177,654,153
                       170,000,000 Freddie Mac ...........................     2.30         11/17/05        169,734,375
                        87,360,000 Freddie Mac ...........................     2.20         12/01/05         87,110,937
                       140,000,000 Freddie Mac ...........................     2.35         12/09/05        139,804,980
                       125,000,000 Freddie Mac ...........................     2.50         12/15/05        124,496,250
                       200,000,000 Freddie Mac ...........................     3.01         11/09/06        200,000,000
-----------------------------------------------------------------------------------------------------------------------
                                   Total U.S. Government & Agency
                                   Issues (Cost $3,508,983,317) ..........                                3,500,388,718
-----------------------------------------------------------------------------------------------------------------------
U.S. Government        400,000,000 Fannie Mae ............................     1.83         02/18/05        399,981,767
Agency Issues --       800,000,000 Fannie Mae ............................     1.81         03/16/05        799,985,152
Variable Rate --       550,000,000 Fannie Mae ............................     1.86         03/23/05        549,956,981
28.7%                1,500,000,000 Fannie Mae ............................     1.79         08/17/05      1,499,643,373
                     1,500,000,000 Fannie Mae ............................     1.84         08/29/05      1,499,408,945
                       800,000,000 Fannie Mae ............................     1.68         09/06/05        799,596,957
                     1,600,000,000 Fannie Mae ............................     1.75         09/15/05      1,599,299,478
                       650,000,000 Fannie Mae ............................     1.89         10/03/05        649,457,250
                       158,500,000 Federal Farm Credit Banks .............     1.77         11/04/04        158,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=======================================================================================================================
                                                                               Interest    Maturity           Value
                   Face Amount                                                   Rate*       Date           (Note 1a)
=======================================================================================================================
U.S. Government    $  300,000,000 Federal Farm Credit Banks .................    1.81%      11/22/04     $  299,996,553
Agency Issues --      200,000,000 Federal Farm Credit Banks .................    1.75       12/02/04        199,998,301
Variable Rate          98,000,000 Federal Farm Credit Banks .................    1.75       05/02/05         97,990,240
(continued)           100,000,000 Federal Farm Credit Banks .................    0.80       05/19/05         99,994,555
                      196,000,000 Federal Farm Credit Banks .................    1.78       06/13/05        195,987,988
                       75,000,000 Federal Farm Credit Banks .................    1.82       09/19/05         74,999,604
                      163,900,000 Federal Farm Credit Banks .................    1.83       02/21/06        163,857,201
                      111,000,000 Federal Farm Credit Banks .................    1.78       03/08/06        111,000,000
                       50,000,000 Federal Farm Credit Banks .................    1.83       04/18/06         49,999,182
                      190,000,000 Federal Farm Credit Banks .................    1.81       05/19/06        189,941,336
                      100,000,000 Federal Farm Credit Banks .................    1.91       08/28/06         99,963,595
                      100,000,000 Federal Farm Credit Banks .................    1.00       11/01/06         99,980,000
                       80,000,000 Federal Farm Credit Banks .................    1.79       02/12/07         79,981,759
                      116,000,000 Federal Farm Credit Banks .................    1.86       02/20/08        115,961,693
                      100,000,000 Federal Farm Credit Banks .................    1.87       03/20/08        100,000,000
                       24,000,000 Federal Farm Credit Banks .................    1.86       06/20/08         23,991,168
                      100,000,000 Federal Farm Credit Banks .................    1.83       07/17/08         99,962,945
                      100,000,000 Federal Farm Credit Banks .................    1.82       01/14/09         99,918,503
                       80,000,000 Federal Farm Credit Banks .................    1.79       02/12/09         79,931,516
                      200,000,000 Federal Home Loan Banks ...................    1.75       08/02/05        199,977,427
                      300,000,000 Federal Home Loan Banks ...................    1.74       10/03/05        299,871,696
-----------------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Agency
                                  Issues -- Variable Rate
                                  (Cost $10,739,287,535) ....................                            10,739,135,165
-----------------------------------------------------------------------------------------------------------------------
Certificates of       800,000,000 Wells Fargo Bank, NA ......................    1.82       11/19/04        800,000,000
Deposit -- 2.1%
-----------------------------------------------------------------------------------------------------------------------
                           Total Certificates of Deposit
                           (Cost $800,000,000) ..............................                               800,000,000
-----------------------------------------------------------------------------------------------------------------------
Euro Certificates     250,000,000 ABN-AMRO Bank N.V., London ................    2.02       04/19/05        249,702,650
of Deposit --         205,000,000 Barclays Bank Plc .........................    2.15       06/07/05        204,778,887
4.6%                  200,000,000 Calyon ....................................    2.15       06/07/05        199,784,280
                      190,000,000 Credit Agricole Indosuez, London ..........    1.13       12/30/04        189,996,870
                      250,000,000 HBOS Treasury Services Plc ................    2.19       06/09/05        249,785,150

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=============================================================================================================================
                                                                                       Interest    Maturity          Value
                           Face Amount                                                   Rate*       Date          (Note 1a)
=============================================================================================================================
Euro Certificates          $  100,000,000 Landesbank Hessen Thuringen
of Deposit                                  Girozentrale, London ..................      1.87%     12/30/04    $  100,011,372
(continued)                    35,000,000 Northern Rock Plc .......................      2.10      06/01/05        34,954,440
                              375,000,000 Societe Generale ........................      2.03      04/19/05       374,571,487
                              125,000,000 Societe Generale ........................      2.10      06/01/05       124,837,413
-----------------------------------------------------------------------------------------------------------------------------
                                          Total Euro Certificates of Deposit
                                          (Cost $1,730,008,241) ...................                             1,728,422,549
-----------------------------------------------------------------------------------------------------------------------------
Yankee                         50,000,000 ABN-AMRO Bank N.V., Chicago .............      1.11      12/31/04        49,919,067
Certificates of               165,000,000 BNP Paribas, NY .........................      2.06      03/31/05       164,869,497
Deposit -- 2.5%                85,000,000 Fortis Bank, NY .........................      2.19      06/09/05        84,927,455
                              375,000,000 HBOS Treasury Services Plc ..............      2.06      03/31/05       374,702,700
                              200,000,000 Rabobank Nederland N.V., NY .............      2.03      04/29/05       199,752,383
                               50,000,000 SwedBank ................................      1.39      11/15/04        49,999,713
-----------------------------------------------------------------------------------------------------------------------------
                                          Total Yankee Certificates of Deposit
                                          (Cost $924,960,732) .....................                               924,170,815
-----------------------------------------------------------------------------------------------------------------------------
Yankee                        335,000,000 BNP Paribas, NY .........................      1.80      04/26/05       334,967,467
Certificates of               210,000,000 Credit Agricole Indosuez, NY ............      1.80      04/19/05       209,985,473
Deposit --                    400,000,000 Rabobank Nederland N.V., NY .............      1.79      05/03/05       399,954,877
Variable Rate --              500,000,000 Svenska Handelsbanken AB, NY ............      1.79      04/25/05       499,951,744
4.1%                          100,000,000 SwedBank ................................      1.86      01/21/05        99,996,647
-----------------------------------------------------------------------------------------------------------------------------
                                          Total Yankee Certificates of
                                          Deposit -- Variable Rate
                                          (Cost $1,544,856,208) ...................                             1,544,856,208
-----------------------------------------------------------------------------------------------------------------------------
Bank                           75,000,000 U.S. Bank National Association ..........      2.03      04/29/05        74,894,025
Notes -- 0.2%
-----------------------------------------------------------------------------------------------------------------------------
                                          Total Bank Notes
                                          (Cost $75,000,000) ......................                                74,894,025
-----------------------------------------------------------------------------------------------------------------------------
Bank Notes --                  50,000,000 National City Bank, Ohio ................      1.88      10/31/05        49,997,386
Variable Rate --
0.1%
-----------------------------------------------------------------------------------------------------------------------------
                                          Total Bank Notes -- Variable Rate
                                          (Cost $49,997,386) ......................                                49,997,386
-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

========================================================================================================================
                                                                                  Interest    Maturity        Value
                          Face Amount                                               Rate*       Date        (Note 1a)
========================================================================================================================
Corporate                 $  50,000,000 Links Finance LLC ......................    1.50%    11/15/04     $  50,000,000
Notes -- 0.1%
------------------------------------------------------------------------------------------------------------------------
                                        Total Corporate Notes
                                        (Cost $50,000,000) .....................                             50,000,000
------------------------------------------------------------------------------------------------------------------------
Corporate                   215,000,000 Arlo III Limited, Series 2004 Notes ....    2.12     10/27/05        215,000,000
Notes --                     84,000,000 Associates Corp. of North America ......    2.05     06/27/05         84,058,884
Variable Rate --            200,000,000 Beta Finance Inc. ......................    1.81     02/15/05        199,993,200
15.8%                        55,000,000 CC (USA) Inc., (Centauri) ..............    1.75     03/07/05         54,986,360
                             77,000,000 CC (USA) Inc., (Centauri) ..............    1.79     03/10/05         76,982,598
                            225,000,000 Dorada Finance Inc. ....................    1.81     04/26/05        224,994,825
                            300,000,000 Fifth Third Bank .......................    1.92     11/23/05        300,000,000
                            200,000,000 General Electric Capital Corp. .........    1.99     11/17/05        200,198,000
                            469,500,000 Goldman Sachs Group, Inc. ..............    1.86     11/15/05        469,424,833
                            246,000,000 Household Finance Corp. ................    1.92     10/28/05        245,923,494
                            150,000,000 K2 (USA) LLC ...........................    1.89     09/26/05        149,966,865
                            200,000,000 K2 (USA) LLC ...........................    1.91     09/28/05        199,957,220
                            150,000,000 Lehman Brothers Holdings Inc. ..........    1.91     11/22/05        150,011,100
                            100,000,000 Links Finance LLC ......................    1.82     04/15/05        100,001,800
                             50,000,000 Links Finance LLC ......................    1.82     05/13/05         49,998,255
                            108,000,000 Metropolitan Life Global Funding .......    1.91     11/15/05        107,998,812
                             50,000,000 Morgan Stanley .........................    1.99     08/15/05         50,028,650
                            234,000,000 Morgan Stanley .........................    1.84     11/04/05        233,992,278
                            280,000,000 Morgan Stanley .........................    1.87     11/15/05        279,965,000
                            197,200,000 Morgan Stanley .........................    1.96     11/25/05        197,204,161
                            140,000,000 Nationwide Building Society ............    1.96     10/28/05        139,971,314
                            215,000,000 Northern Rock Plc ......................    1.87     10/07/05        214,945,798
                            198,000,000 Permanent Financing Plc ................    1.84     06/10/05        198,000,000
                            235,500,000 Pfizer, Inc. ...........................    2.07     11/04/05        235,500,000
                            292,600,000 Procter & Gamble .......................    1.83     10/07/05        292,560,792
                            140,000,000 Racers Series 2004 MM Trust Corp. ......    1.94     08/19/05        140,000,000
                            157,000,000 Sigma Finance Inc. .....................    1.83     01/20/05        157,000,000
                             75,000,000 Sigma Finance Inc. .....................    1.82     02/15/05         74,985,000
                             65,000,000 Sigma Finance Inc. .....................    1.82     03/10/05         65,000,000
                            150,000,000 SLM Corp. ..............................    1.87     11/02/05        150,000,000
                             35,000,000 Tango Finance Corporation ..............    1.80     03/01/05         34,999,615

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
================================================================================================================================
Corporate                 $  54,000,000 Tango Finance Corporation ....................    1.82%       03/08/05    $   53,997,840
Notes --                    106,500,000 Tango Finance Corporation ....................    1.81        03/15/05       106,497,753
Variable Rate               124,000,000 Westpac Banking Corp. ........................    1.85        10/11/05       123,965,900
(continued)                  50,000,000 White Pine Corporation .......................    1.84        03/29/05        49,989,855
                             75,000,000 White Pine Corporation .......................    1.88        03/29/05        74,996,175
                             82,000,000 White Pine Corporation .......................    1.83        06/15/05        81,994,670
                             80,000,000 White Pine Corporation .......................    1.84        09/15/05        79,992,000
                             61,000,000 White Pine Corporation .......................    1.89        09/23/05        60,973,959
--------------------------------------------------------------------------------------------------------------------------------
                                        Total Corporate Notes --
                                        Variable Rate
                                        (Cost $5,926,140,381) ........................                             5,926,057,006
--------------------------------------------------------------------------------------------------------------------------------
Extendable                   50,000,000 Citibank Credit Card Issuance Trust ..........    1.80        11/03/04        49,995,000
Commercial                  130,200,000 Daimler Chrysler Revolving
Notes -- 3.4%                             Auto Conduit ...............................    1.79        11/05/04       130,174,105
                             50,000,000 Discover Card Master Trust 1 2000-A ..........    1.80        11/05/04        49,990,000
                            150,000,000 MBNA Master Credit Card Trust II .............    1.96        12/01/04       149,755,000
                            134,199,000 Park Granada LLC .............................    1.80        11/04/04       134,178,870
                            207,340,000 Park Granada LLC .............................    1.80        11/08/04       207,267,431
                            160,000,000 Park Granada LLC .............................    1.80        11/10/04       159,928,000
                            320,000,000 Park Granada LLC .............................    1.95        11/29/04       319,514,667
                             65,000,000 Tulip Funding Corp. ..........................    1.82        11/12/04        64,963,853
--------------------------------------------------------------------------------------------------------------------------------
                                        Total Extendable Commercial Notes
                                        (Cost $1,265,766,926) ........................                             1,265,766,926
--------------------------------------------------------------------------------------------------------------------------------
Master Notes --              50,000,000 GE Life and Annuity
Variable Rate --                          Assurance Co. (a) ..........................    1.90        11/01/04        50,000,000
5.1%                         50,000,000 GE Life and Annuity
                                          Assurance Co. (a) ..........................    1.91        10/03/05        50,000,000
                             50,000,000 Hartford Life Insurance Co. (a) ..............    1.93        12/01/04        50,000,000
                            100,000,000 Hartford Life Insurance Co. (a) ..............    1.93        05/02/05       100,000,000
                             60,000,000 ING USA Annuity & Life
                                          Insurance Co. (a) ..........................    1.92        12/27/04        60,000,000
                            100,000,000 ING USA Annuity & Life
                                          Insurance Co. (a) ..........................    2.00        01/20/05       100,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
================================================================================================================================
Master Notes --
Variable Rate             $ 100,000,000 ING USA Annuity & Life
(continued)                               Insurance Co. (a) ..........................    1.98%       07/18/05    $  100,000,000
                            100,000,000 ING USA Annuity & Life
                                          Insurance Co. (a) ..........................    1.97        08/19/05       100,000,000
                            360,000,000 JP Morgan Chase & Co. (a) ....................    1.91        11/23/04       360,000,000
                             40,000,000 Jackson National Life
                                          Insurance Co. (a) ..........................    1.92        05/02/05        40,000,000
                            210,000,000 Metropolitan Life Insurance
                                          Company (a) ................................    1.91        09/01/05       210,000,000
                             60,000,000 Monumental Life Insurance Co. (a) ............    1.99        05/16/05        60,000,000
                             90,000,000 Monumental Life Insurance Co. (a) ............    2.00        11/21/05        90,000,000
                            150,000,000 New York Life Insurance
                                          Company (a) ................................    1.94        12/08/04       150,000,000
                            100,000,000 New York Life Insurance
                                          Company (a) ................................    1.90        05/27/05       100,000,000
                            136,000,000 New York Life Insurance
                                          Company (a) ................................    2.01        10/19/05       136,000,000
                             35,000,000 Travelers Insurance Company
                                          (The) (a) ..................................    1.90        03/01/05        35,000,000
                            100,000,000 United of Omaha Life Insurance
                                          Company (a) ................................    2.06        04/27/05       100,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                        Total Master Notes -- Variable Rate
                                        (Cost $1,891,000,000) ........................                             1,891,000,000
-------------------------------------------------------------------------------------------------------------------------------
Commercial                   90,000,000 Amsterdam Funding Corp. ......................    1.81        11/17/04        89,927,600
Paper -- 10.1%              280,000,000 BellSouth Corp. ..............................    1.83        11/17/04       279,772,266
                            150,000,000 Blue Ridge Asset Funding Corp. ...............    1.81        11/16/04       149,886,875
                             25,032,000 Bryant Park Funding, LLC .....................    1.80        11/01/04        25,032,000
                             95,152,000 Bryant Park Funding, LLC .....................    1.86        11/19/04        95,063,509
                             65,102,000 Cancara Asset Securitization .................    1.78        11/08/04        65,079,467
                            235,210,000 Cancara Asset Securitization .................    1.81        11/15/04       235,044,438
                             51,285,000 Compass Securitization LLC ...................    1.78        11/08/04        51,267,250
                            145,545,000 Compass Securitization LLC ...................    1.82        11/18/04       145,419,912
                             60,000,000 Countrywide Home Loan ........................    1.81        11/08/04        59,978,884
                             50,000,000 CRC Funding, LLC .............................    1.80        11/16/04        49,962,500
                            125,000,000 Fairway Finance Company, LLC .................    1.80        11/12/04       124,931,250


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
================================================================================================================================
Commercial                $ 88,000,000 Fairway Finance Company, LLC .................     1.81%       11/15/04   $   87,938,058
Paper
(continued)
                            62,527,000 Fairway Finance Company, LLC .................     1.81        11/16/04       62,479,844
                           290,000,000 FCAR Owner Trust .............................     1.82        11/15/04      289,794,744
                           100,000,000 FCAR Owner Trust .............................     1.99        12/02/04       99,828,639
                           100,000,000 FCAR Owner Trust .............................     1.99        12/03/04       99,823,111
                            75,000,000 Galleon Capital, LLC .........................     1.87        11/19/04       74,929,875
                            33,000,000 Grampain Funding Limited .....................     1.78        11/08/04       32,988,578
                           100,000,000 Greyhawk Funding, LLC ........................     1.78        11/04/04       99,985,167
                           100,000,000 Household Finance Corp. ......................     1.83        11/16/04       99,923,750
                            95,000,000 Jupiter Securitization Corp. .................     1.80        11/12/04       94,947,750
                            59,000,000 Lake Constance Funding Limited ...............     1.81        11/17/04       58,952,538
                            91,000,000 Lake Constance Funding Limited ...............     1.82        11/17/04       90,926,391
                           100,000,000 Park Avenue Receivables Corp. ................     1.78        11/10/04       99,955,500
                            23,008,000 PB Finance (Delaware) Inc. ...................     1.80        11/05/04       23,003,398
                           195,000,000 Preferred Receivables Funding Corp. ..........     1.78        11/02/04      194,990,358
                           105,000,000 Preferred Receivables Funding Corp. ..........     1.80        11/16/04      104,921,250
                            83,000,000 SBC Communications Inc. ......................     1.85        11/03/04       82,991,469
                            48,812,000 Scaldis Capital LLC ..........................     1.81        11/15/04       48,777,642
                           200,000,000 Sheffield Receivables Corp. ..................     1.80        11/16/04      199,850,000
                            96,624,000 Solitaire Funding LLC ........................     1.81        11/12/04       96,570,562
                            50,000,000 Tulip Funding Corp. ..........................     1.79        11/05/04       49,990,056
                            84,997,000 Tulip Funding Corp. ..........................     1.79        11/08/04       84,967,416
                            50,000,000 Tulip Funding Corp. ..........................     1.79        11/12/04       49,972,653
                            44,200,000 Windmill Funding Corp. .......................     1.78        11/09/04       44,182,516
                           130,000,000 Windmill Funding Corp. .......................     1.80        11/16/04      129,902,500
--------------------------------------------------------------------------------------------------------------------------------
                                        Total Commercial Paper
                                        (Cost $3,773,959,716) .......................                             3,773,959,716
--------------------------------------------------------------------------------------------------------------------------------
Commercial                  35,000,000 White Pine Corporation .......................     1.86        11/22/04       34,999,697
Paper -- Variable           33,000,000 White Pine Corporation .......................     1.89        04/25/05       32,997,831
Rate -- 0.2%
--------------------------------------------------------------------------------------------------------------------------------
                                        Total Commercial Paper --
                                        Variable Rate
                                        (Cost $67,997,528) ..........................                                67,997,528
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
================================================================================================================================
Collateralized            $ 235,000,000 Blue Heron IX, Class A .......................    1.96%       02/23/05   $   235,000,000
Debt Obligation --           95,000,000 Putman Structured Product 2002-1
Variable Rate --                          Class A-1 ..................................    1.96        04/15/05        95,000,000
0.9%
--------------------------------------------------------------------------------------------------------------------------------
                                        Total Collateralized Debt
                                        Obligation -- Variable Rate
                                        (Cost $330,000,000) ................. ........                               330,000,000
--------------------------------------------------------------------------------------------------------------------------------
Collateralized              100,000,000 Barclays Capital Inc.,
Advancements --                           purchased on 10/29/04 ......................    1.93        11/01/04       100,000,000
4.0%                        400,000,000 Deutsche Bank Securities Inc.,
                                          purchased on 10/29/04 ......................    1.94        11/01/04       400,000,000
                            100,000,000 Goldman Sachs & Company,
                                          purchased on 10/29/04 ......................    1.98        11/01/04       100,000,000
                            400,000,000 HSBC Securities (USA) Inc.,
                                          purchased on 10/29/04 ......................    1.95        11/01/04       400,000,000
                            400,000,000 JP Morgan Securities Inc.,
                                          purchased on 10/29/04 ......................    2.00        11/01/04       400,000,000
                            100,000,000 Morgan Stanley & Co. Inc.,
                                          purchased on 10/29/04 ......................    1.93        11/01/04       100,000,000
--------------------------------------------------------------------------------------------------------------------------------
                                        Total Collateralized Advancements
                                        (Cost $1,500,000,000) ........................                             1,500,000,000
--------------------------------------------------------------------------------------------------------------------------------
Time                        500,000,000 Credit Suisse First Boston ...................    1.81        11/01/04       500,000,000
Deposits -- 3.7%            871,744,000 U.S. Bank National Association, Cayman .......    1.77        11/01/04       871,744,000
--------------------------------------------------------------------------------------------------------------------------------
                                        Total Time Deposits
                                        (Cost $1,371,744,000) ........................                             1,371,744,000
--------------------------------------------------------------------------------------------------------------------------------
Repurchase                  700,000,000 Deutsche Bank Securities Inc.,
Agreements --                             purchased on 10/29/04 ......................    1.85        11/01/04       700,000,000
7.0%                        800,000,000 Goldman Sachs & Company,
                                          purchased on 10/29/04 ......................    1.85        11/01/04       800,000,000
                          1,100,000,000 UBS Securities LLC,
                                          purchased on 10/29/04 ......................    1.85        11/01/04     1,100,000,000
--------------------------------------------------------------------------------------------------------------------------------
                                        Total Repurchase Agreements
                                        (Cost $2,600,000,000) ........................                             2,600,000,000
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
================================================================================================================================
Money Market              $1,374,017,500 Merrill Lynch Premier Institutional
Funds -- 3.7%                              Fund (b)(c) ...............................                           $ 1,374,017,500
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Money Market Funds
                                         (Cost $1,374,017,500) .......................                             1,374,017,500
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments -- 105.7%
                                         (Cost $39,523,719,470) ......................                            39,512,407,542
--------------------------------------------------------------------------------------------------------------------------------
                                         Liabilities in Excess of Other
                                         Assets -- (5.7%) ............................                            (2,121,321,796)
--------------------------------------------------------------------------------------------------------------------------------
                                         Net Assets ..................................                           $37,391,085,746
================================================================================================================================

     Note -- Costs for federal income tax purposes are the same as those shown above. At October 31, 2004, net unrealized depreciation amounted to $11,311,928 and is comprised of $975,788 in appreciation and $12,287,716 in depreciation.

* Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2004. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================

(a) Restricted securities -- Investment in securities not registered under the Securities Act of 1933.

  Additional information on each holding is as follows:



                   Security                    Acquisition Date         Cost
     GE Life and Annuity Assurance Co.
      1.90%, 11/01/04 .....................      11/03/03           $ 50,000,000
      1.91%, 10/03/05 .....................      09/28/04           $ 50,000,000
     Hartford Life Insurance Co.
      1.93%, 12/01/04 .....................      12/01/03           $ 50,000,000
      1.93%, 05/02/05 .....................      05/03/04           $100,000,000
     ING USA Annuity and Life Insurance Co.
      1.92%, 12/27/04 .....................      09/24/04           $ 60,000,000
      2.00%, 01/20/05 .....................      01/20/04           $100,000,000
      1.98%, 07/18/05 .....................      06/17/04           $100,000,000
      1.97%, 08/19/05 .....................      07/16/04           $100,000,000
     J.P. Morgan Chase & Co.
      1.91%, 11/23/04 .....................      03/01/04           $360,000,000
     Jackson National Life Insurance Co.
      1.92%, 05/02/05 .....................      05/03/04           $ 40,000,000
     Metropolitan Life Insurance Co.
      1.91%, 09/01/05 .....................      08/30/04           $210,000,000
     Monumental Life Insurance Co.
      1.99%, 05/16/05 .....................      05/17/04           $ 60,000,000
      2.00%, 11/21/05 .....................      10/22/04           $ 90,000,000
     New York Life Insurance Co.
      1.94%, 12/08/04 .....................      12/04/03           $150,000,000
      1.90%, 05/27/05 .....................      05/28/04           $100,000,000
      2.01%, 10/19/05 .....................      10/20/04           $136,000,000
     Travelers Insurance Co. (The)
      1.90%, 03/01/05 .....................      03/01/04           $ 35,000,000
     United of Omaha Life Insurance Co.
      2.06%, 04/27/05 .....................      04/28/04           $100,000,000

     The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,891,000,000 or 5.1% of net assets.

(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                              Dividend/
                                                                                              Interest
                         Affiliate                                        Net Activity         Income
     Merrill Lynch Liquidity Series, LLC Money Market Series .........    $           --      $ 36,817
     Merrill Lynch Premier Institutional Fund ........................    $1,374,017,500      $958,243

(c)  Security was purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Assets and Liabilities
October 31, 2004 (Unaudited)
================================================================================

Assets:
Investments in securities subject to repurchase agreements ...............   $ 2,600,000,000
Investments in other marketable securities (including securities
 loaned of $1,340,000,000) ...............................................    36,912,407,542
                                                                             ---------------
   Total investments at value (identified cost $39,523,719,470) (Note 1a) ..................    $39,512,407,542
Cash .......................................................................................         27,737,142
Interest receivable ........................................................................         62,353,536
Securities lending income receivable .......................................................            177,835
                                                                                                ---------------
   Total assets ............................................................................     39,602,676,055
                                                                                                ---------------
Liabilities:
Collateral on securities loaned, at value ..................................................      1,374,017,500
Advisory fee payable (Note 2) ..............................................................          1,955,709
Payable for investments purchased ..........................................................        835,480,000
Accrued expenses ...........................................................................            137,100
                                                                                                ---------------
   Total liabilities .......................................................................      2,211,590,309
                                                                                                ---------------
Net Assets applicable to investors' interests ..............................................    $37,391,085,746
                                                                                                ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ....................................    $37,402,397,674
Net unrealized depreciation ................................................................        (11,311,928)
                                                                                                ---------------
Total ......................................................................................    $37,391,085,746
                                                                                                ===============

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned ...............................................................    $   300,430,955
Securities lending income (Note 1f) ........................................................            995,060
                                                                                                  -------------
   Total income ............................................................................        301,426,015
                                                                                                  -------------
Expenses:
Investment advisory fee (Note 2) ...........................................................         10,263,309
Accounting and custodian services ..........................................................            388,745
Dividend and transfer agency fees ..........................................................             26,222
                                                                                                  -------------
   Total expense ...........................................................................         10,678,276
                                                                                                  -------------
   Net investment income ...................................................................        290,747,739
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ...... .......................  $      91,558
Net unrealized depreciation of investments .......... .......................    (10,623,929)
                                                                               -------------
   Net realized and unrealized loss from investments .......................................        (10,532,371)
                                                                                                  -------------
Net Increase in Net Assets Resulting From Operations .......................................      $ 280,215,368
                                                                                                  =============

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund                                                Six Months                 Year
Statements of Changes in Net Assets (Unaudited)                                     Ended                  Ended
                                                                              October 31, 2004         April 30, 2004
======================================================================================================================
Increase (Decrease) in Net Assets:

Operations:
Net investment income ...................................................    $     290,747,739      $      577,476,179
Net realized gain from investment transactions ..........................               91,558               3,079,426
Net unrealized depreciation of investments ..............................          (10,623,929)            (28,102,314)
                                                                             -----------------      ------------------
Net increase in net assets resulting from operations ....................          280,215,368             552,453,291
                                                                             -----------------      ------------------
Capital Transactions:
Contributions from feeders ..............................................       54,299,085,177         111,504,393,757
Withdrawals from feeders ................................................      (62,916,564,066)       (110,924,144,307)
                                                                             -----------------      ------------------
Net increase (decrease) in net assets from capital transactions .........       (8,617,478,889)            580,249,450
                                                                             -----------------      ------------------
Net increase (decrease) in net assets ...................................       (8,337,263,521)          1,132,702,741

Net Assets:
Beginning of period .....................................................       45,728,349,267          44,595,646,526
                                                                             -----------------      ------------------
End of period ...........................................................    $  37,391,085,746      $   45,728,349,267
                                                                             =================      ==================

-----------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund                     Six Months           Year Ended April 30,        For the Period
Supplementary Data (Unaudited)                           Ended             --------------------       January 14, 2002*
                                                   October 31, 2004        2004            2003       to April 30, 2002
======================================================================================================================
Ratio of expenses to average net assets                    .05%(1)             .05%             .05%              .05%(1)
Ratio of net investment income to
 average net assets ....................                  1.42%(1)            1.15%            1.70%             1.79%(1)
Net Assets, end of period (000) ........           $37,391,086         $45,728,349      $44,595,647       $46,401,655

(1)  On an annualized basis.

*    Commencement of Operations.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments
October 31, 2004 (Unaudited)

================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
================================================================================================================================
U.S. Government           $ 41,000,000 U.S. Treasury Notes .................              1.63%       10/31/05     $ 40,753,348
& Agency                    20,000,000 U.S. Treasury Notes .................              2.50        09/30/06       19,983,600
Issues -- 5.8%              25,000,000 Fannie Mae ..........................              3.88        03/15/05       25,171,875
                            25,000,000 Fannie Mae ..........................              7.00        07/15/05       25,812,500
                            50,000,000 Fannie Mae ..........................              2.11        08/26/05       49,890,625
                            50,000,000 Fannie Mae ..........................              1.88        09/15/05       49,781,250
                            50,000,000 Fannie Mae ..........................              2.10        10/21/05       49,859,375
                            10,145,000 Federal Home Loan Banks .............              1.50        05/13/05       10,103,786
                            52,800,000 Federal Home Loan Banks .............              1.75        08/15/05       52,552,500
                            50,000,000 Federal Home Loan Banks .............              1.50        08/26/05       49,656,250
                            19,000,000 Freddie Mac .........................              3.25        11/15/04       19,010,761
                            50,000,000 Freddie Mac .........................              1.50        05/13/05       49,804,100
                            25,000,000 Freddie Mac .........................              2.29        10/28/05       24,966,275
                            30,000,000 Freddie Mac .........................              2.30        11/17/05       29,953,125
                            24,000,000 Freddie Mac .........................              2.50        11/25/05       23,909,278
                            30,000,000 Freddie Mac .........................              2.35        12/09/05       29,958,210
                            25,000,000 Freddie Mac .........................              2.50        12/15/05       24,899,250
                            45,000,000 Freddie Mac .........................              2.40        07/28/06       44,763,435
--------------------------------------------------------------------------------------------------------------------------------
                                       Total U.S. Government & Agency
                                       Issues (Cost $622,522,427) ..........                                        620,829,543
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government            200,000,000 Fannie Mae ..........................              1.81        03/16/05      199,996,288
Agency Issues --           150,000,000 Fannie Mae ..........................              1.86        03/23/05      149,988,267
Variable Rate --           325,000,000 Fannie Mae ..........................              1.79        08/17/05      324,922,731
16.9%                      500,000,000 Fannie Mae ..........................              1.84        08/29/05      499,802,982
                           282,500,000 Fannie Mae ..........................              1.89        10/03/05      282,264,112
                            40,000,000 Federal Farm Credit Banks ...........              1.77        11/04/04       40,000,000
                            20,870,000 Federal Farm Credit Banks ...........              1.84        03/24/05       20,866,726


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
================================================================================================================================
U.S. Government           $ 25,000,000 Federal Farm Credit Banks ...............          1.75%       05/02/05    $   24,997,510
Agency Issues --            50,000,000 Federal Farm Credit Banks ...............          1.78        06/13/05        49,996,936
Variable Rate               33,000,000 Federal Farm Credit Banks ...............          1.78        03/08/06        33,000,000
(continued)                 20,000,000 Federal Farm Credit Banks ...............          1.79        02/12/07        19,995,440
                            50,000,000 Federal Home Loan Banks .................          1.75        08/02/05        49,994,357
                           100,000,000 Federal Home Loan Banks .................          1.74        10/03/05        99,957,232
                            20,000,000 Freddie Mac .............................          1.79        02/12/09        19,982,879
--------------------------------------------------------------------------------------------------------------------------------
                                       Total U.S. Government Agency
                                       Issues -- Variable Rate
                                       (Cost $1,815,831,683) ...................                                   1,815,765,460
--------------------------------------------------------------------------------------------------------------------------------
Certificates of            300,000,000 Wells Fargo Bank, N.A. ..................          1.90        11/30/04       299,997,589
Deposit -- 2.8%
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Certificates of Deposit
                                       (Cost $299,997,589) .....................                                     299,997,589
--------------------------------------------------------------------------------------------------------------------------------
Euro Certificates          100,000,000 Banco Bilbao Vizcaya,
of Deposit --                            Argentania S.A. .......................          1.80        12/31/04        99,951,580
9.1%                        50,000,000 Barclays Bank Plc .......................          2.15        06/07/05        49,946,070
                           100,000,000 Calyon ..................................          2.15        06/07/05        99,892,140
                           150,000,000 Commonwealth Bank of Australia ..........          2.02        04/19/05       149,821,590
                            40,000,000 Credit Agricole Indosuez, London ........          1.13        12/30/04        39,999,341
                            25,000,000 HBOS Treasury Services Plc ..............          2.19        06/09/05        24,978,515
                           100,000,000 Landesbank Hessen Thuringen
                                         Girozentrale, London ..................          1.87        12/30/04       100,011,372
                           100,000,000 Norddeutsche Landesbank
                                         Girozentrale ..........................          1.80        12/31/04        99,951,580
                            69,000,000 Northern Rock Plc .......................          2.10        06/01/05        68,910,183
                           125,000,000 Societe Generale ........................          2.03        04/19/05       124,857,162
                           125,000,000 Societe Generale ........................          2.10        06/01/05       124,837,412
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Euro Certificates of Deposit
                                       (Cost $984,010,712) .....................                                     983,156,945
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
================================================================================================================================
Yankee                    $100,000,000 BNP Paribas, NY .........................          2.06%       03/31/05    $ 99,919,970
Certificates of            100,000,000 Credit Suisse First Boston, NY ..........          1.82        11/15/04     100,000,000
Deposit -- 7.3%            200,000,000 Credit Suisse First Boston, NY ..........          1.91        11/30/04     200,000,000
                           150,000,000 Deutsche Bank AG, NY ....................          1.73        12/29/04     150,000,000
                            60,000,000 Fortis Bank, NY .........................          2.19        06/09/05      59,948,436
                            90,000,000 HBOS Treasury Services Plc ..............          2.06        03/31/05      89,927,802
                            63,750,000 Toronto Dominion Bank, NY ...............          1.12        12/28/04      63,691,096
                            25,000,000 UBS AG, Stanford ........................          1.11        12/31/04      24,958,195
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Yankee Certificates of Deposit
                                       (Cost $788,671,605) .....................                                   788,445,499
--------------------------------------------------------------------------------------------------------------------------------
Yankee                     200,000,000 BNP Paribas, NY .........................          1.80        04/26/05     199,980,577
Certificates               100,000,000 Canadian Imperial Bank of
of Deposit --                            Commerce, NY ..........................          1.92        11/15/05     100,000,000
Variable Rate --           160,000,000 Credit Agricole Indosuez, NY ............          1.80        04/19/05     159,988,932
7.5%                       100,000,000 Rabobank Nederland N.V., NY .............          1.79        05/03/05      99,988,719
                           200,000,000 Svenska Handelsbanken AB, NY ............          1.79        04/25/05     199,980,698
                            50,000,000 SwedBank ................................          1.86        01/21/05      49,998,324
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Yankee Certificates of
                                       Deposit -- Variable Rate
                                       (Cost $809,937,250) .....................                                   809,937,250
--------------------------------------------------------------------------------------------------------------------------------
Medium Term                 20,000,000 CC (USA) Inc., (Centauri) ...............          1.75        03/07/05      19,995,040
Notes -- Variable           25,000,000 CC (USA) Inc., (Centauri) ...............          1.79        03/10/05      24,994,350
Rate -- 3.1%                50,000,000 Dorada Finance Inc. .....................          1.81        04/26/05      49,998,850
                            68,000,000 Household Finance Corp. .................          1.92        10/28/05      67,978,852
                            62,700,000 Pfizer, Inc. ............................          1.00        11/04/05      62,700,000
                            10,000,000 Sigma Finance Inc. ......................          1.81        03/10/05       9,998,500
                           100,000,000 Sigma Finance Inc. ......................          1.84        08/16/05      99,994,900
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Medium Term Notes --
                                       Variable Rate
                                       (Cost $335,662,861) .....................                                   335,660,492
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
================================================================================================================================
Time                      $349,863,000 U.S. Bank National Association,
Deposits -- 3.2%                         Cayman ......................................    1.77%       11/01/04    $ 349,863,000
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Time Deposits
                                       (Cost $349,863,000) ...........................                              349,863,000
--------------------------------------------------------------------------------------------------------------------------------
Bank Notes --
0.5%
                            50,000,000 U.S. Bank National Association ................    2.03        04/29/05       49,929,350
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Bank Notes
                                       (Cost $50,000,000) ............................                               49,929,350
--------------------------------------------------------------------------------------------------------------------------------
Bank Notes --
Variable
Rate -- 0.5%
                            50,000,000 National City Bank, Ohio ......................    1.86        02/22/05       50,019,758
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Bank Notes -- Variable Rate
                                       (Cost $50,019,758) ............................                               50,019,758
--------------------------------------------------------------------------------------------------------------------------------
Corporate Notes --          50,000,000 Associates Corp. of North America .............    2.05        06/27/05       50,035,050
Variable Rate --           100,000,000 General Electric Capital Corp. ................    1.99        11/17/05      100,099,000
6.2%                       122,500,000 Goldman Sachs Group, Inc. .....................    1.86        11/15/05      122,480,388
                            28,000,000 Metropolital Life Global Funding I ............    1.91        11/15/05       27,999,692
                            52,000,000 Morgan Stanley ................................    1.84        11/04/05       51,998,284
                            30,000,000 Morgan Stanley ................................    1.87        11/15/05       29,996,250
                            45,500,000 Morgan Stanley ................................    1.96        11/25/05       45,500,960
                            31,500,000 Nationwide Building Society ...................    1.96        10/28/05       31,493,546
                            56,000,000 Northern Rock Plc .............................    1.87        10/07/05       55,988,637
                            55,000,000 Permanent Financing PLC .......................    1.84        06/10/05       55,000,000
                            77,000,000 Procter & Gamble Company ......................    1.83        10/07/05       76,989,682
                            25,000,000 Westpac Capital Corp. .........................    1.85        10/11/05       24,993,125
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Notes -- Variable Rate
                                       (Cost $672,500,000) ...........................                              672,574,614
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
================================================================================================================================
Master Notes --           $ 45,000,000 GE Life and Annuity
Variable Rate --                           Assurance Co. (a) ..........................   1.89%       10/03/05    $ 45,000,000
3.1%                        30,000,000 ING USA Annuity and Life
                                         Insurance Co. (a) ............................   1.98        07/18/05      30,000,000
                           100,000,000 ING USA Annuity and Life
                                         Insurance Co. (a) ............................   1.97        08/19/05     100,000,000
                            40,000,000 Monumental Life Insurance Co. (a) ..............   1.99        05/16/05      40,000,000
                            40,000,000 Monumental Life Insurance Co. (a) ..............   2.00        11/21/05      40,000,000
                            45,000,000 New York Life Insurance
                                         Company (a) ..................................   1.90        05/27/05      45,000,000
                            35,000,000 New York Life Insurance
                                         Company (a) ..................................   2.01        10/19/05      35,000,000
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Master Notes -- Variable Rate
                                       (Cost $335,000,000) ............................                            335,000,000
--------------------------------------------------------------------------------------------------------------------------------
Commercial                  75,000,000 Aspen Funding Corporation ......................   1.90        11/29/04      74,889,167
Paper -- 19.4%              35,875,000 CC (USA) Inc., (Centauri) ......................   1.90        11/22/04      35,835,239
                           125,000,000 Clipper Receivables Company LLC ................   1.80        11/12/04     124,931,250
                            80,000,000 Compass Securitization LLC .....................   1.92        11/30/04      79,876,267
                            42,231,000 Delaware Funding Corp. .........................   1.92        12/01/04      42,163,430
                           200,000,000 Edison Asset Securitization LLC ................   1.80        11/15/04     199,860,000
                            18,412,000 Falcon Asset Securitization ....................   1.90        11/22/04      18,391,593
                           331,500,000 Falcon Asset Securitization ....................   1.90        11/29/04     331,010,117
                           100,000,000 Greyhawk Funding Corp, LLC .....................   1.80        11/09/04      99,960,000
                            90,000,000 Greyhawk Funding Corp, LLC .....................   1.80        11/12/04      89,950,500
                           100,000,000 Household Finance Corp. ........................   1.83        11/16/04      99,923,750
                            36,737,000 Jupiter Securitization Corp. ...................   1.78        11/10/04      36,720,652
                            73,097,000 Jupiter Securitization Corp. ...................   1.82        11/15/04      73,045,264
                            50,000,000 Jupiter Securitization Corp. ...................   1.82        11/17/04      49,959,556
                           120,000,000 Jupiter Securitization Corp. ...................   1.90        11/29/04     119,822,666
                            84,811,000 Kitty Hawk Funding Corp. .......................   1.89        11/29/04      84,686,328
                            75,000,000 Newport Funding Corp. ..........................   1.90        11/29/04      74,889,167
                            25,247,000 Park Avenue Receivables Corp. ..................   1.92        12/02/04      25,205,258
                           200,000,000 Preferred Receivables Funding Corp. ............   1.90        11/22/04     199,778,333


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
================================================================================================================================
Commercial                $100,000,000 Sheffield Receivables Corp. .............          1.80%       11/15/04    $   99,930,000
Paper                      105,000,000 Variable Funding Capital Corp. ..........          1.80        11/16/04       104,921,250
(continued)                 25,000,000 Windmill Funding Corp. ..................          1.89        11/22/04        24,972,437
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Commercial Paper
                                       (Cost $2,090,722,224) ...................                                   2,090,722,224
--------------------------------------------------------------------------------------------------------------------------------
Commercial                  50,000,000 White Pine Corporation ..................          1.86        11/22/04        49,999,567
Paper -- Variable
Rate -- 0.5%
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Commercial Paper --
                                       Variable Rate
                                       (Cost $49,999,567) ......................                                      49,999,567
--------------------------------------------------------------------------------------------------------------------------------
Collateralized              51,000,000 Blue Heron IX, Class A ..................          1.96        02/23/05        51,000,000
Debt Obligation --          24,000,000 Putman Structured Product 2002-1
Variable                                 Class A-1 .............................          1.96        04/15/05        24,000,000
Rate -- 0.7%
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Collateralized Debt
                                       Obligation --  Variable Rate
                                       (Cost $75,000,000) ......................                                      75,000,000
--------------------------------------------------------------------------------------------------------------------------------
Collateralized             100,000,000 Barclays Capital Inc.,
Advancements --                          purchased on 10/29/04 .................          1.93        11/01/04       100,000,000
4.4%                       175,000,000 Citigroup Global Markets Inc.,
                                         purchased on 10/29/04 .................          1.98        11/01/04       175,000,000
                           100,000,000 Goldman Sachs & Company,
                                         purchased on 10/29/04 .................          1.91        11/01/04       100,000,000
                           100,000,000 Goldman Sachs & Company,
                                         purchased on 10/29/04 .................          1.98        11/01/04       100,000,000
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Collateralized Advancements
                                       (Cost $475,000,000) .....................                                     475,000,000
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                        Interest      Maturity         Value
                          Face Amount                                                     Rate*         Date         (Note 1a)
=================================================================================================================================
Repurchase                $400,000,000 Deutsche Bank Securities Inc.,
Agreements --                            purchased on 10/29/04 ...........                1.85%       11/01/04    $   400,000,000
9.3%                       200,000,000 Goldman Sachs & Company,
                                         purchased on 10/29/04 ...........                1.85        11/01/04        200,000,000
                           400,000,000 UBS Securities LLC,
                                         purchased on 10/29/04 ...........                1.85        11/01/04        400,000,000
---------------------------------------------------------------------------------------------------------------------------------
                                       Total Repurchase Agreements
                                       (Cost $1,000,000,000) .............                                          1,000,000,000
---------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments -- 100.3%
                                       (Cost $10,804,738,676) ............                                         10,801,901,291
---------------------------------------------------------------------------------------------------------------------------------
                                       Liabilities in Excess of Other
                                       Assets -- (0.3%) ..................                                            (34,942,884)
---------------------------------------------------------------------------------------------------------------------------------
                                       Net Assets ........................                                        $10,766,958,407
=================================================================================================================================

     Note -- Costs for federal income tax purposes are the same as those shown above. At October 31, 2004, net unrealized depreciation amounted to $2,837,385 and is comprised of $158,787 in appreciation and $2,996,172 in depreciation.

* Commercial Paper and Some U.S. Government Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2004. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a) Restricted securities -- Investment in securities not registered under the Securities Act of 1933.

     Additional information on each holding is as follows:

                Security                    Acquisition Date         Cost
     GE Life and Annuity Assurance Co.
      1.89%, 10/03/05 .....................   09/28/04              $ 45,000,000
     ING USA Annuity and Life Insurance Co.
      1.98%, 07/18/05 .....................   06/17/04              $ 30,000,000
      1.97%, 08/19/05 .....................   07/16/04              $100,000,000
     Monumental Life Insurance Co.
      1.99%, 05/16/05 .....................   05/17/04              $ 40,000,000
      2.00%, 11/21/05 .....................   10/22/04              $ 40,000,000
     New York Life Insurance Co.
      1.90%, 05/27/05 .....................   05/28/04              $ 45,000,000
      2.01%, 10/19/05 .....................   10/20/04              $ 35,000,000

     The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $335,000,000 or 3.1% of net assets.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Statement of Assets and Liabilities
October 31, 2004 (Unaudited)
================================================================================

Assets:
Investments in securities subject to repurchase agreements ................    $1,000,000,000
Investments in other marketable securities ................................     9,801,901,291
                                                                               --------------
   Total investments, at value (identified cost $10,804,738,676) (Note 1a) ..................      $10,801,901,291
Cash ........................................................................................           10,573,739
Interest receivable .........................................................................           17,789,444
                                                                                                   ---------------
   Total assets .............................................................................       10,830,264,474
                                                                                                   ---------------
Liabilities:
Advisory fee payable (Note 2) ...............................................................              559,704
Payable for investments purchased ...........................................................           62,700,000
Accrued expenses ............................................................................               46,363
                                                                                                   ---------------
   Total liabilities ........................................................................           63,306,067
                                                                                                   ---------------
Net Assets applicable to investors' interests ...............................................      $10,766,958,407
                                                                                                   ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals .....................................      $10,769,795,792
Net unrealized depreciation .................................................................           (2,837,385)
                                                                                                   ---------------
Total .......................................................................................      $10,766,958,407
                                                                                                   ===============

--------------------------------------------------------------------------------
Master Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 2004 (Unaudited)
================================================================================

Investment Income:
Interest and discount earned ................................................................      $ 80,315,892
                                                                                                   ------------
Expenses:
Investment advisory fee (Note 2) ............................................................         2,716,596
Accounting and custodian services ...........................................................           110,196
Dividend and transfer agency fees ...........................................................            26,222
                                                                                                   ------------
   Total expense ............................................................................         2,853,014
                                                                                                   ------------
   Net investment income ....................................................................        77,462,878
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ............................    $     53,403
Net unrealized depreciation of investments ................................      (3,060,787)
                                                                               ------------
   Net realized and unrealized loss from investments ........................................        (3,007,384)
                                                                                                   ------------
Net Increase in Net Assets Resulting From Operations ........................................      $ 74,455,494
                                                                                                   ============

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------
                                                                                Six Months               Year
Master Institutional Fund                                                         Ended                 Ended
Statements of Changes in Net Assets (Unaudited)                              October 31, 2004       April 30, 2004
===================================================================================================================
Increase (Decrease) in Net Assets:

Operations:
Net investment income ...................................................     $    77,462,878      $    137,798,021
Net realized gain from investment transactions ..........................              53,403               580,917
Net unrealized depreciation of investments ..............................          (3,060,787)           (5,844,767)
                                                                              ---------------      ----------------
Net increase in net assets resulting from operations ....................          74,455,494           132,534,171

Capital Transactions:
Contributions from feeders ..............................................       7,733,253,159        19,475,397,343
Withdrawals from feeders ................................................      (7,643,924,135)      (20,666,984,788)
                                                                              ---------------      ----------------
Net increase (decrease) in net assets from capital transactions .........          89,329,024        (1,191,587,445)
                                                                              ---------------      ----------------
Net increase (decrease) in net assets ...................................         163,784,518        (1,059,053,274)

Net Assets:
Beginning of period .....................................................      10,603,173,889        11,662,227,163
                                                                              ---------------      ----------------
End of period ...........................................................     $10,766,958,407      $ 10,603,173,889
                                                                              ===============      ================

-------------------------------------------------------------------------------------------------------------------


Master Institutional Fund                        Six Months            Year Ended April 30,          For the Period
Supplementary Data (Unaudited)                      Ended             ----------------------        January 14, 2002*
                                              October 31, 2004          2004          2003          to April 30, 2002
=====================================================================================================================
Ratio of expenses to average net assets                .05%(1)               .05%          .05%              .05%(1)
Ratio of net investment income to
 average net assets ....................              1.43%(1)              1.14%         1.71%             1.81%(1)
Net Assets, end of period (000) ........       $10,766,958           $10,603,174   $11,662,227       $12,840,286

(1)  On an annualized basis.

*    Commencement of Operations.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Alabama --                $  7,500,000 Athens-Limestone County Health Care Authority
3.0%                                      VRDN 1.81% due 05/01/2015 (a) .....................................     $  7,500,000
                             2,995,000 Birmingham, Alabama Waterworks & Sewer Board
                                         (Water & Sewer Revenue Floater -- Series 947)
                                         VRDN 1.80% due 01/01/2033 (a) ......................................        2,995,000
                            30,000,000 Columbia, Alabama IDB Revenue (Alabama Power Co.)
                                         VRDN 1.79% due 11/01/2021 (a) ......................................       30,000,000
                             1,255,000 Daphne, Alabama Special Care Facilities Authority
                                         Revenue (Floaters -- Series 593) VRDN 1.84%
                                         due 08/15/2028 (a)(b) ..............................................        1,255,000
                            35,000,000 Decatur, Alabama IDB Revenue VRDN 1.85%
                                         due 08/01/2036 (a) .................................................       35,000,000
                                         Jefferson County, Alabama Sewer Revenue Warrants
                                         VRDN:
                            69,500,000   (Series B-7) 1.76% due 02/01/2042 (a) ..............................       69,500,000
                            30,000,000   (Series C-3) 1.80% due 02/01/2040 (a) ..............................       30,000,000
                            20,000,000   (Series C-4) 1.80% due 02/01/2040 (a) ..............................       20,000,000
                            67,600,000   (Series C-6) 1.75% due 02/01/2040 (a) ..............................       67,600,000
                             2,515,000 Tuscaloosa, Alabama Educational Building Authority
                                         Revenue (American Christian Education)
                                         VRDN 1.91% due 01/01/2023 (a) ......................................        2,515,000
                             6,700,000 Tuscaloosa County, Alabama IDA Solid Waste Disposal
                                         Revenue VRDN 1.85% due 09/01/2020 (a) ..............................        6,700,000
                                         University of Alabama General Revenue VRDN:
                             4,800,000 (Putters -- Series 477) 1.80% due 07/01/2012 (a)(b) ..................        4,800,000
                            16,000,000 (Series C) 1.76% due 07/01/2034 (a) ..................................       16,000,000
                            60,490,000 West Jefferson, Alabama IDB PCR (Power Co. Project)
                                         DDN 1.74% due 06/01/2028 (a) .......................................       60,490,000
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================

Alaska --                 $  5,000,000 Anchorage, Alaska (ROCS RR II R 6034)
1.3%                                     VRDN 1.81% due 12/01/2024 (a) ........................................   $  5,000,000
                                         Valdez, Alaska Marine Revenue (BP Pipelines Project)
                                         VRDN:
                            28,275,000   (Series A) 1.74% due 06/01/2037 (a) ..................................     28,275,000
                            75,820,000   (Series B) 1.74% due 07/01/2037 (a) ..................................     75,820,000
                                       Valdez, Alaska Marine Term Revenue (Philips Project)
                                         FXRDN:
                            26,000,000   (Series A) 1.80% due 06/01/2005 ......................................     26,000,000
                            18,375,000   (Series B) 1.80% due 06/01/2005 ......................................     18,375,000
---------------------------------------------------------------------------------------------------------------------------------
Arizona --                  23,000,000 Maricopa County, Arizona IDA Health Facilities
1.3%                                     Revenue (Putters -- Series 420) VRDN 1.82% ...........................
                                         due 01/01/2010 (a)(b) ................................................     23,000,000
                                       Maricopa County, Arizona IDA S/F Mortgage Revenue
                                         FXRDN:
                            23,405,452   (Series A) 1.88% due 09/01/2005 ......................................     23,405,452
                            29,817,201   (Series B) 1.88% due 09/01/2005 ......................................     29,817,201
                            13,620,000   (Series R-2) 1.89% due 12/01/2004 ....................................     13,620,000
                            67,631,028 Phoenix, Arizona IDA S/F Housing Notes (Series A)
                                         FXRDN 1.85% due 07/01/2005 ...........................................     67,631,028
---------------------------------------------------------------------------------------------------------------------------------
Arkansas --                  7,000,000 Arkansas State Development Finance Authority
1.4%                                     Environmental Facilities Revenue (Teris LLC Project)
                                         VRDN 1.86% due 03/01/2021 (a) ........................................      7,000,000
                             3,750,000 Arkansas State Development Finance Authority M/F
                                         Housing Revenue (Chapel Ridge -- Series C)
                                         VRDN 1.91% due 05/01/2031 (a) ........................................      3,750,000
                           101,923,337 Arkansas State Development Finance Authority S/F
                                         Housing Revenue FXRDN 1.88% due 09/01/2005 ...........................    101,923,337
                            31,070,000 Arkansas State Development Finance Authority S/F
                                         Housing Revenue Floater Certificates (Series 708)
                                         VRDN 1.89% due 02/01/2008 (a)(b) .....................................     31,070,000
                            10,000,000 North Little Rock, Arkansas Health Facilities Board
                                         Revenue (Baptist Health -- Series B) VRDN 1.79%
                                         due 12/01/2021 (a) ...................................................     10,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================

Arkansas                  $  6,650,000 Pulaski County, Arkansas Public Facilities Board M/F
(continued)                              Revenue (Chapel Ridge -- South West) VRDN 1.88%
                                         due 10/01/2034 (a) ...................................................   $  6,650,000
---------------------------------------------------------------------------------------------------------------------------------
California --                9,810,000 California State (Merlots B-45) VRDN 1.83%
2.6%                                     due 10/01/2029 (a)(b) ................................................      9,810,000
                           200,000,000 California State (Series A) RAN 3.00% due 06/30/2005 ...................    201,649,993
                            33,800,000 California State Municipal Securities Trust Certificates
                                         (SGA 119) DDN 1.75% due 09/01/2028 (a)(b) ............................     33,800,000
                            12,100,000 California State Municipal Securities Trust Certificates
                                         (SGA 136) DDN 1.75% due 12/01/2030 (a)(b) ............................     12,100,000
                            14,800,000 California Statewide Community Development Authority
                                         Revenue (Series K) CP 1.65% due 11/09/2004 ...........................     14,800,000
                            12,500,000 California Statewide Community Development Authority
                                         Revenue (Floaters -- Series 909) VRDN 1.78%
                                         due 08/15/2023 (a)(b) ................................................     12,500,000
                            24,500,000 Los Angeles, California S/F Home Mortgage Revenue
                                         FXRDN 1.84% due 10/01/2005 ...........................................     24,500,000
---------------------------------------------------------------------------------------------------------------------------------
Colorado --                  4,000,000 Arvada, Colorado Utility IPMS Water Enterprise
1.9%                                     Revenue (Dexia Public Finance) VRDN 1.70%
                                         due 11/01/2020 (a) ..................................................       4,000,000
                             5,935,000 Castle Pines North Metropolitan District VRDN 1.84%
                                         due 12/01/2028 (a) ...................................................      5,935,000
                             7,380,000 Colorado Department of Transportation Revenue
                                         (Putters -- Series 318) VRDN 1.80% due
                                         06/15/2015 (a)(b) ....................................................      7,380,000
                            15,000,000 Colorado Educational & Cultural Facilities Authority
                                         Revenue (Student Housing -- Fuller Project)
                                         VRDN 1.84% due 08/01/2035 (a) ........................................     15,000,000
                             6,700,000 Colorado Educational & Cultural Facilities Authority
                                         Revenue (Christian University Project) VRDN 1.84%
                                         due 07/01/2034 (a) ...................................................      6,700,000
                            18,520,000 Colorado Health Facilities Authority Revenue (Catholic
                                         Health -- Series B) VRDN 1.79% due 03/01/2032 (a) ....................     18,520,000
                            18,745,000 Colorado Student Educational Loan Program (Floater --
                                         Series L49J) VRDN 1.80% due 08/09/2005 (a)(b) ........................     18,745,000



See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================

Colorado                  $ 5,595,000  Denver, Colorado City & County Airport Revenue
(continued)                             (Merlots -- Series A-61) VRDN 1.89%
                                        due 11/15/2012 (a)(b) .................................................   $ 5,595,000
                           13,000,000  Denver, Colorado City & County Airport Revenue
                                        (Series B) VRDN 1.88% due 11/15/2024 (a) ..............................    13,000,000
                            2,365,000  Denver, Colorado City & County Housing Revenue
                                        (Circle Village Project) VRDN 1.80%
                                        due 10/01/2029 (a) ....................................................     2,365,000
                           15,563,700  Denver, Colorado City & County S/F Mortgage Revenue
                                        (Series A) FXRDN 1.91% due 10/25/2005 .................................    15,563,700
                            9,195,000  El Paso County, Colorado Certificates Partnership
                                        (ROCS RR ll-R 1050) VRDN 1.70%
                                        due 12/01/2020 (a)(b) .................................................     9,195,000
                            7,990,000  El Paso County, Colorado Certificates Partnership
                                        (ROCS RR ll-R 2002) VRDN 1.70%
                                        due 12/01/2019 (a)(b) .................................................     7,990,000
                            5,832,000  El Paso County, Colorado S/F Mortgage Revenue
                                        (Series A) FXRDN 1.81% due 05/25/2005 .................................     5,832,000
                            5,300,000  Goldsmith Metropolitan District Colorado VRDN
                                        1.96% due 12/01/2034 (a) ..............................................     5,300,000
                           41,000,000  Lower Colorado, River Authority Revenue (Series A) CP
                                        1.70% due 11/08/2004 ..................................................    41,000,000
                           12,900,000  Moffat County, Colorado PCR (Pacificorp Projects)
                                        DDN 1.75% due 05/01/2013 (a) ..........................................    12,900,000
                            6,875,000  Regional Transportation District Sales Tax Revenue
                                        (Series 679) VRDN 1.80% due 05/01/2010 (a)(b) .........................     6,875,000
                            5,170,000  Thornton, Colorado Water Enterprise Revenue (ROCS
                                        RR II R 301) VRDN 1.81% due 12/01/2034 (a)(b) .........................     5,170,000
                           16,240,000  Traer Creek, Colorado Metropolitan District Revenue
                                        VRDN 1.79% due 10/01/2021 (a) .........................................    16,240,000

---------------------------------------------------------------------------------------------------------------------------------
Delaware --                 4,795,000  Delaware State (ROCS RR II R 4045) VRDN 1.81%
0.0%                                     due 07/01/2012 (a) ...................................................     4,795,000
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================

District of               $ 5,400,000  District of Columbia (Merlots -- Series B-13)
Columbia --                              VRDN 1.84% due 06/01/2022 (a)(b) .....................................   $  5,400,000
0.7%                       54,840,000  District of Columbia Housing Finance Agency Mortgage
                                         Revenue S/F FXRDN 1.94% due 12/24/2004 ...............................     54,840,000
                            4,510,000  District of Columbia Revenue (Washington Very SPL
                                         Arts) VRDN 1.89% due 01/01/2027 (a) ..................................      4,510,000
                           20,095,000  Washington D.C. Convention Center Authority
                                         Dedicated Tax Revenue (Floater Certificates --
                                         Series 539) VRDN 1.80% due 10/01/2021 (a)(b) .........................     20,095,000
---------------------------------------------------------------------------------------------------------------------------------
Florida --                  5,000,000  Brevard County, Florida Health Facilities Authority
3.9%                                     Revenue (Wuesthoff Health System Project)
                                         VRDN 1.77% due 01/01/2034 (a) ........................................      5,000,000
                           25,040,000  Broward County, Florida Health Facilities Authority
                                         Revenue (John Knox VLG Florida Project)
                                         DDN 1.83% due 09/01/2032 (a) .........................................     25,040,000
                           10,500,000  Capital Projects Finance Authority (Glenridge on Palmer
                                         Ranch -- Series C) DDN 1.74% due 06/01/2012 (a) ......................     10,500,000
                           39,210,000  Capital Trust Agency, Florida M/F Housing Revenue Bond
                                         (Series 99-B) VRDN 1.79% due 12/01/2032 (a) ..........................     39,210,000
                            6,400,000  Dade County, Florida IDA Facilities Revenue
                                         (Florida Power & Light Co.) VRDN 1.75%
                                         due 06/01/2021 (a) ...................................................      6,400,000
                           25,395,000  Escambia County, Florida Health Facilities Authority
                                         Revenue (Azalea Trace Inc. -- Series B) DDN 1.76%
                                         due 11/15/2029 (a) ...................................................     25,395,000
                                       Florida State Board of Education VRDN:
                            6,000,000    1.81% due 06/01/2032 (a) .............................................      6,000,000
                            4,900,000    1.81% due 06/01/2018 (a) .............................................      4,900,000
                            7,485,000  Florida State Board of Education (Putters -- Series 473)
                                         VRDN 1.80% due 06/01/2011 (a)(b) .....................................      7,485,000
                            2,920,000  FSU Final Assistance Inc., Florida Educational Athletic
                                         Facilities Revenue (MSTR SGB 44-A) VRDN 1.81%
                                         due 10/01/2031 (a)(b) ................................................      2,920,000
                           11,870,000  Gainesville, Florida Utilities Systems (Series C) CP
                                         1.76% due 11/08/2004 .................................................     11,870,000



See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================

Florida                   $ 29,215,000 Gulf Breeze, Florida Revenue (Local Government Loan
(continued)                              Project -- Series C) VRDN 1.75% due 12/01/2015 (a) ...................   $ 29,215,000
                             5,000,000 Highland County, Florida Health Facilities Authority
                                         Revenue (Adventist Health -- System C)
                                         VRDN 1.85% due 11/15/2021 (a) ........................................      5,000,000
                            10,000,000 Jacksonville, Florida PCR (Florida Power & Light Co.
                                         Project ) DDN 1.79% due 05/01/2029 (a) ...............................     10,000,000
                             4,600,000 Jacksonville, Florida Sales Tax Revenue (Merlot B-26)
                                         VRDN 1.84% due 10/01/2027 (a)(b) .....................................      4,600,000
                            17,000,000 Jacksonville, Florida Electric Authority (Series 00A)
                                         CP 1.70% due 11/15/2004 ..............................................     17,000,000
                            45,600,000 Lakeland, Florida Energy System Revenue (Series A)
                                         VRDN 1.76% due 10/01/2035 (a) ........................................     45,600,000
                                       Lee County, Florida Hospital Board Directors Revenue
                                         (Memorial Health System) DDN:
                            14,600,000   (Series A) 1.76% due 04/01/2025 (a) ..................................     14,600,000
                            52,205,000   (Series B) 1.76% due 04/01/2027 (a) ..................................     52,205,000
                             7,565,000 Lee County, Florida Capital Revenue (Floaters --
                                         Series 957) VRDN 1.80% due 10/01/2017 (a)(b) .........................      7,565,000
                            15,000,000 Miami Dade County, Florida IDA Solid Waste Disposal
                                         Revenue (Power & Light Company Project)
                                         DDN 1.75% due 12/01/2023 (a) .........................................     15,000,000
                             3,100,000 Miami Dade County, Florida School Board Certificates
                                         Partnership (Putters -- Series 534) VRDN 1.80%
                                         due 08/01/2011 (a)(b) ................................................      3,100,000
                            30,590,000 Orange County, Florida Health Facilities Authority
                                         Revenue Floater Certificates (Series 531)
                                         VRDN 1.81% due 11/15/2021 (a)(b) .....................................     30,590,000
                            16,500,000 Orange County, Florida Health Facilities Authority
                                         Revenue Floater Certificates (Series 830)
                                         VRDN 1.80% due 11/15/2022 (a)(b) .....................................     16,500,000
                             3,765,000 Palm Beach County, Florida School Board Certificates
                                         Partnership (ROCS RR II R 2105) VRDN 1.81%
                                         due 08/01/2015 (a)(b) ................................................      3,765,000
                             6,600,000 Polk County, Florida IDA IDR (Lifepath Hospice
                                         Project) VRDN 1.77% due 08/01/2028 (a) ...............................      6,600,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================

Florida                   $ 42,655,000 Saint Lucie County, Florida PCR (Florida Power & Light
(continued)                              Company Project) DDN 1.75% due 09/01/2028 (a) ........................   $ 42,655,000
                             3,500,000 West Palm Beach Florida Utilities Systems Revenue
                                         (Floaters -- Series 972) VRDN 1.80% due
                                         10/01/2034 (a)(b) ....................................................      3,500,000
---------------------------------------------------------------------------------------------------------------------------------
Georgia --                   4,820,000 Albany -- Dougherty County, Georgia Hospital Authority
2.5%                                     Revenue VRDN 1.80% due 09/01/2020 (a) ................................      4,820,000
                            17,805,000 Atlanta, Georgia Urban Residential Finance Authority
                                         FXRDN 1.89% due 12/01/2004 ...........................................     17,805,000
                             7,000,000 Atlanta, Georgia Urban Residential Finance Authority
                                         FXRDN 1.86% due 12/01/2004 ...........................................      7,000,000
                            13,915,000 Atlanta, Georgia Water & Wastewater Revenue
                                         (Series 745-D) VRDN 1.80% due 11/01/2017 (a)(b) ......................     13,915,000
                             3,000,000 Atlanta, Georgia Water & Wastewater Revenue
                                         VRDN 1.82% due 11/01/2033 (a) ........................................      3,000,000
                            17,700,000 Burke County, Georgia Development Authority PCR
                                         (Georgia Power Co.) FXRDN 1.08% due 04/19/2005 .......................     17,700,000
                            10,000,000 Clayton County, Georgia Development Authority
                                         Facilities Revenue (Delta Airlines -- Series C)
                                         VRDN 1.84% due 05/01/2035 (a) ........................................     10,000,000
                             7,550,000 Cobb County, Georgia Housing M/F Housing Revenue
                                         (Walton Reserve Apartments Project) VRDN 1.83%
                                         due 10/01/2035 (a) ...................................................      7,550,000
                            10,650,000 Coloquitt County, Georgia Hospital Authority Revenue
                                         VRDN 1.84% due 03/01/2023 (a) ........................................     10,650,000
                            17,640,000 Crisp County, Georgia Solid Waste Management Authority
                                         Revenue VRDN 2.23% due 01/01/2023 (a) ................................     17,640,000
                            30,000,000 Dekalb County, Georgia School District TAN 2.00%
                                         due 12/31/2004 .......................................................     30,203,724
                            19,145,000 Eagle Tax-Exempt Trust -- State of Georgia
                                         (Series 981002) VRDN 1.81% due 07/01/2014 (a)(b) .....................     19,145,000
                            22,955,000 Eagle Tax-Exempt Trust -- State of Georgia
                                         (Series 991001) VRDN 1.81% due 11/01/2017 (a)(b) .....................     22,955,000



See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================

Georgia                   $ 3,015,000  Fulton County, Georgia Hospital Authority
(continued)                              Revenue (ROCS RR II R 2127) VRDN 1.81%
                                         due 01/01/2019 (a)(b) ................................................   $  3,015,000
                                       Gainesville & Hall County, Georgia Development
                                         Authority Revenue (Senior Living Facilities --
                                         Lanier) DDN:
                           10,750,000    (Series A) 1.75% due 11/15/2010 (a) ..................................     10,750,000
                            4,150,000    (Series C) 1.75% due 11/15/2030 (a) ..................................      4,150,000
                            3,505,000  Gainesville & Hall County, Georgia Development
                                         Authority Revenue (Atex Inc. Project) VRDN 1.91%
                                         due 09/01/2023 (a) ...................................................      3,505,000
                            6,485,000  Georgia State (Putters -- Series 440) VRDN 1.78%
                                         due 05/01/2010 (a)(b) ................................................      6,485,000
                                       Georgia State Local Government Certificate Partnership
                                         (Macon Trust Series 2002-0) VRDN:
                            4,515,000    1.84% due 12/01/2022 (a) .............................................      4,515,000
                            4,515,000    1.84% due 06/01/2028 (a) .............................................      4,515,000
                            8,340,000  Georgia Municipal Gas Authority (Gas Revenue Agency
                                         Project -- Series C) VRDN 1.77% due 11/01/2007 (a) ...................      8,340,000
                            3,680,000  Gwinnett County, Georgia Development Authority
                                         Revenue (Barcoview LLC Project) VRDN 1.96%
                                         due 07/01/2018 (a) ...................................................      3,680,000
                            3,995,000  Gwinnett County, Georgia Development Authority
                                         Revenue Certificates of Partnerships (ROCS RR II R
                                         6009) VRDN 1.81% due 01/01/2021 (a)(b) ...............................      3,995,000
                           11,730,000  La Grange, Georgia Development Authority Revenue
                                         (La Grange College Project) VRDN 1.81%
                                         due 06/01/2031 (a) ...................................................     11,730,000
                           10,530,000  Metropolitan Atlanta Rapid Transit Authority Sales
                                         Tax Revenue (Putters -- Series 312) VRDN 1.78%
                                         due 07/01/2021 (a)(b) ................................................     10,530,000
                            3,225,000  Metropolitan Atlanta Rapid Transit Authority Sales
                                         Tax Revenue (ROCS RR II R 4011) VRDN 1.81%
                                         due 07/01/2019 (a)(b) ................................................      3,225,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================

Georgia                   $ 9,625,000  Private Colleges & Universities Authority Revenue
(continued)                              (Mercer University Project) VRDN 1.84%
                                         due 10/01/2032 (a) ...................................................   $  9,625,000
                           10,400,000  Putnam County, Georgia Development Authority PCR
                                         (Power Plant Branch -- 1st -- Series 97) FXRDN
                                        1.20% due 04/19/2005 ..................................................     10,400,000
                            1,995,000  Thomaston-Upson County, Georgia IDA Revenue
                                         (Thomaston Manufacturing Project) VRDN 1.96%
                                         due 12/01/2011 (a) ...................................................      1,995,000
                           15,000,000  Ware County, Georgia Hospital Authority
                                         Revenue (Baptist Village Project) VRDN 1.77%
                                         due 11/01/2020 (a) ...................................................     15,000,000
---------------------------------------------------------------------------------------------------------------------------------
Hawaii --                   2,660,000  Honolulu, Hawaii City & County (ROCS RR II R 5025)
0.0%                                     VRDN 1.81% due 07/01/2014 (a)(b) .....................................      2,660,000
---------------------------------------------------------------------------------------------------------------------------------
Idaho --                    4,250,000  Idaho Housing & Finance Association Nonprofit
0.1%                                     Facilities Revenue (Albertson College Project)
                                         VRDN 1.79% due 11/01/2021 (a) ........................................      4,250,000
                           10,400,000  Idaho Housing & Finance Association S/F Mortgage
                                         (Series F) VRDN 1.80% due 01/01/2033 (a) .............................     10,400,000
                            1,360,000  Madison, Idaho Economic Development Corp. IDR
                                         (Floyd Wilcox & Sons, Inc. Project) VRDN 1.91%
                                         due 08/01/2012 (a) ...................................................      1,360,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois --                 2,170,000  Aurora, Illinois IDR (Aztech Engineering Inc. Project)
6.1%                                     VRDN 1.95% due 10/01/2018 (a) ........................................      2,170,000
                           23,230,335  Aurora, Illinois Kane-Dupage County S/F Mortgage
                                         Revenue (Floaters -- Series A) VRDN 1.89%
                                         due 04/01/2005 (a)(b) ................................................     23,230,335
                           26,000,000  Aurora, Illinois Kane-Dupage County S/F Mortgage
                                         Revenue (Floaters -- Series 789) VRDN 1.88%
                                         due 04/03/2006 (a)(b) ................................................     26,000,000
                            4,250,000  Chicago, Illinois Board of Education (Putters --
                                         Series 472) VRDN 1.83% due 06/01/2014 (a)(b) .........................      4,250,000
                            4,800,000  Chicago, Illinois Eagle 2003-0006 VRDN 1.81%
                                         due 01/01/2042 (a) ...................................................     4,800,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Illinois                 $ 2,500,000   Chicago, Illinois O'Hare International Airport
(continued)                              Revenue (ROCS RR II R 239) VRDN 1.85%
                                         due 01/01/2022 (a)(b) .................................................   $ 2,500,000
                           8,000,000   Chicago, Illinois O'Hare International Airport Revenue
                                         (O'Hare Technical Center II Project) VRDN 1.85%
                                         due 03/01/2037 (a) ....................................................     8,000,000
                           7,080,000   Chicago, Illinois Park District (Merlots -- Series A-61)
                                         VRDN 1.84% due 01/01/2021 (a)(b) ......................................     7,080,000
                          11,460,000   Chicago, Illinois Park District (Putters -- Series 521)
                                         VRDN 1.80% due 07/01/2012 (a)(b) ......................................    11,460,000
                           2,975,000   Chicago, Illinois Public Building Revenue VRDN 1.81%
                                         due 12/01/2014 (a) ....................................................     2,975,000
                           4,600,000   Chicago, Illinois Solid Waste Disposal Facilities Revenue
                                         (Groot Industries Inc. Project) VRDN 1.92% due
                                         12/01/2015 (a) ........................................................     4,600,000
                          10,075,000   Chicago, Illinois Wastewater Transmission
                                         Revenue (Merlots -- Series A-125) VRDN 1.84%
                                         due 01/01/2030 (a)(b) .................................................    10,075,000
                          16,000,000   Chicago, Illinois Wastewater Transmission Revenue
                                         (Series A) VRDN 1.76% due 01/01/2039 (a) ..............................    16,000,000
                                         Cook County, Illinois VRDN:
                           3,590,000   (Merlots -- Series B-11) 1.84% due 11/15/2025 (a)(b) ....................     3,590,000
                           2,400,000   (Putters -- Series 559) 1.80% due 05/15/2012 (a)(b) .....................     2,400,000
                           2,275,000   Des Plaines, Illinois IDR (414 East Golf Road Project)
                                         VRDN 1.93% due 05/01/2017 (a) .........................................     2,275,000
                          11,150,000   Eagle Tax-Exempt Trust -- Metropolitan Pier & Exposition
                                         II (Series 02-6001) VRDN 1.81% due 06/15/2042 (a)(b) ..................    11,150,000
                          10,840,000   Eagle Tax-Exempt Trust (Series 02-6002) VRDN 1.81%
                                         due 04/01/2022 (a)(b) .................................................    10,840,000
                           2,795,000   Elgin, Illinois IDR (Starro Precision Products Inc.
                                         Project) VRDN 1.92% due 06/01/2025 (a) ................................     2,795,000
                              35,000   Geneva, Illinois IDR (Continental Envelope Corp.
                                         Project) VRDN 1.92% due 09/01/2006 (a) ................................        35,000
                          12,400,000   Illinois Health Facilities Authority Revenue CP 1.68%
                                         due 11/01/2004 ........................................................    12,400,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Illinois                  $ 19,400,000   Illinois Education Facilities Authority Revenue (Art Institute
(continued)                                of Chicago) VRDN 1.77% due 03/01/2027 (a) ........................     $ 19,400,000
                            13,800,000   Illinois Education Facilities Authority Revenue
                                           (Concordia University River Project) DDN 1.75%
                                           due 10/01/2031 (a) ...............................................       13,800,000
                             9,800,000   Illinois Education Facilities Authority Revenue
                                           (ITT State Street Corp -- Series A) VRDN 1.79%
                                           due 06/01/2033 (a) ...............................................        9,800,000
                                         Illinois Health Facilities Authority Revenue
                                           (Central Dupage Health) DDN:
                            46,900,000   (Series B) 1.75% due 11/01/2027 (a) ................................       46,900,000
                            50,000,000   (Series C) 1.75% due 11/01/2027 (a) ................................       50,000,000
                            32,200,000   Illinois Health Facilities Authority Revenue (Northwest
                                           Community Hospital -- Series B) DDN 1.76%
                                           due 07/01/2032 (a) ...............................................       32,200,000
                             1,180,000   Illinois Health Facilities Authority Revenue (Chestnut
                                           Square Glen Project -- Series C) VRDN 1.77%
                                           due 08/15/2032 (a) ...............................................        1,180,000
                            16,900,000   Illinois Health Facilities Authority Revenue (Memorial
                                           Health System) DDN 1.79% due 10/01/2022 (a) ......................       16,900,000
                            12,275,000   Illinois Health Facilities Authority Revenue (Palos
                                           Community Hospital -- Series B) VRDN 1.79%
                                           due 12/01/2015 (a) ...............................................       12,275,000
                            39,820,000   Illinois Health Facilities Authority Revenue (Resurrection
                                           Health -- Series A) DDN 1.75% due 05/15/2029 (a) .................       39,820,000
                            40,695,000   Illinois Health Facilities Authority Revenue (Univerity
                                           Chicago Hospital) DDN 1.74% due 08/01/2026 (a) ...................       40,695,000
                            22,835,000   Illinois Housing Development Authority Revenue
                                           FXRDN 0.99% due 04/01/2005 .......................................       22,835,000
                                         Illinois Finance Authority Revenue (Central Dupage
                                           Health) VRDN:
                            12,500,000     (Series B) 1.77% due 11/01/2038 (a) ..............................       12,500,000
                            13,000,000     (Series C) 1.77% due 11/01/2038 (a) ..............................       13,000,000
                             2,760,000   Illinois State Development Finance Authority IDR
                                           (Design Automotive LLC Project) VRDN 1.92%
                                           due 06/01/2011 (a) ...............................................        2,760,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Illinois                  $ 2,450,000   Illinois State Development Finance Authority IDR
(continued)                               (Rockford College Project) VRDN 1.87%
                                          due 02/01/2021 (a) .................................................    $ 2,450,000
                            1,400,000   Illinois State Development Finance Authority
                                          (AMR Pooled -- Series B-2) VRDN 2.16%
                                          due 10/01/2029 (a) .................................................      1,400,000
                           10,000,000   Illinois State Development Finance Authority
                                          (Palos Community Hospital) VRDN 1.79%
                                          due 09/01/2015 (a) .................................................     10,000,000
                           28,900,000   Illinois State Municipal Securities Trust Receipts
                                          (SGA 103) VRDN 1.75% due 08/01/2024 (a)(b) .........................     28,900,000
                            4,315,000   Illinois State (Merlots -- Series A-124) VRDN 1.84%
                                          due 11/01/2026 (a)(b) ..............................................      4,315,000
                            4,990,000   Illinois State (Merlots -- Series B-05) VRDN 1.84%
                                          due 07/01/2022 (a)(b) ..............................................      4,990,000
                                        Illinois Student Assistance Loan Revenue (Series A) VRDN:
                            4,400,000     1.84% due 09/01/2031 (a) ...........................................      4,400,000
                           12,450,000     1.84% due 09/01/2032 (a) ...........................................     12,450,000
                           17,500,000     1.84% due 09/01/2034 (a) ...........................................     17,500,000
                            5,800,000   Lake County, Illinois Community School District -- 73
                                          (Hawthorn Putters -- Series 329) VRDN 1.83%
                                          due 12/01/2014 (a) .................................................      5,800,000
                            5,000,000   Macon County, Illinois Revenue (Millikin University)
                                          VRDN 1.81% due 10/01/2031(a) .......................................      5,000,000
                                        Metropolitan Pier & Exposition Authority Illinois
                                          Dedicated State Tax Revenue VRDN:
                            1,500,000     (Floaters -- Series 962) 1.86% due 12/15/2034 (a)(b) ...............      1,500,000
                            3,500,000     (Eagle 2004-003) 1.81% due 06/15/2042 (a)(b) .......................      3,500,000
                            7,500,000   Metropolitan Pier & Exposition Authority Illinois
                                          Dedicated State Tax Revenue (Floaters -- Series 913)
                                          VRDN 1.84% due 12/15/2032 (a)(b) ...................................      7,500,000
                                        Metropolitan Pier & Exposition Authority Illinois
                                          Dedicated State Tax Revenue VRDN:
                            6,270,000     (ROCS RR II R 270) 1.90% due 12/15/2031 (a)(b) .....................      6,270,000
                            9,535,000     (ROCS RR II R 271) 1.90% due 12/15/2032 (a)(b) .....................      9,535,000
                            2,130,000     (ROCS RR II R 310) 1.89% due 12/15/2033 (a)(b) .....................      2,130,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Illinois                  $ 12,100,000   Municipal Securities Trust Certificates -- Chicago,
(continued)                                Illinois O'Hare International Airport (Class A --
                                           Series 93) DDN 1.77% due 10/04/2012 (a)(b) .......................      $ 12,100,000
                            12,160,000   Municipal Securities Trust Certificates -- Chicago,
                                           Illinois (Class A -- Series 2001-121) VRDN 1.81%
                                           due 12/22/2009 (a)(b) ............................................        12,160,000
                            12,495,000   Municipal Securities Trust Certificates -- Chicago,
                                           Illinois (Class A -- Series 2001-124) VRDN 1.75%
                                           due 08/20/2014 (a)(b) ............................................        12,495,000
                             1,970,000   Peoria, Illinois IDR (CDC Realty L.P. Project)
                                           VRDN 1.92% due 12/01/2014 (a) ....................................         1,970,000
                            32,920,000   Regional Transportation Authority Illinois (Floaters --
                                           Series D-818) VRDN 1.80% due 07/01/2033 (a)(b) ...................        32,920,000
                             4,955,000   Regional Transportation Authority Illinois (Merlots --
                                           Series A-41) VRDN 1.84% due 06/01/2017 (a)(b) ....................         4,955,000
                             9,955,000   Regional Transportation Authority Illinois (Merlots --
                                           Series A-24) VRDN 1.84% due 07/01/2032 (a)(b) ....................         9,955,000
---------------------------------------------------------------------------------------------------------------------------------
Indiana --                   1,350,000   Allen County, Indiana EDR (Waterfurnace International
3.1%                                       Inc.) VRDN 1.94% due 11/01/2014 (a) ..............................         1,350,000
                               595,000   Allen County, Indiana EDR (YMCA of Greater Fort
                                           Wayne Project) VRDN 1.89% due 12/01/2009 (a) .....................           595,000
                             3,475,000   Baugo, Indiana School Building Corporation (Floaters --
                                           Series 676) VRDN 1.80% due 01/15/2010 (a)(b) .....................         3,475,000
                             1,125,000   Bloomington, Indiana EDR (Bloomington Square Project)
                                           VRDN 1.87% due 12/01/2008 (a) ....................................         1,125,000
                             2,100,000   Crawfordsville, Indiana EDR (Performance Master LLC
                                           Project) VRDN 1.97% due 10/01/2018 (a) ...........................         2,100,000
                             1,945,000   Deerborn County, Indiana EDR (D&S Machine Products
                                           Inc.) VRDN 1.92% due 04/01/2018 (a) ..............................         1,945,000
                             3,150,000   Elkhart County, Indiana EDR (Patriot Homes Inc.
                                           Project) VRDN 1.91% due 08/01/2012 (a) ...........................         3,150,000
                             6,010,000   Greencastle, Indiana IDR (Crown Equipment Corp.
                                           Project) VRDN 1.87% due 02/01/2011 (a) ...........................         6,010,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Indiana                   $ 68,575,000   Indiana Bond Bank Revenue (Series A) BAN 2.00%
(continued)                                due 01/25/2005 ..................................................       $ 68,716,697
                                         Indiana Health Facilities Financing Authority Revenue
                                           (Ascension Health Credit Group) FXRDN:
                            10,000,000     (Series A-1) 1.73% due 07/05/2005 ...............................         10,000,000
                             8,000,000     (Series A-2) 1.73% due 07/05/2005 ...............................          8,000,000
                            68,600,000   Indiana State Development Finance Authority Revenue
                                           CP 1.75% due 11/02/2004 .........................................         68,600,000
                             8,950,000   Indiana State Development Finance Authority Revenue
                                           Educational Facilities (Cathedral High School) DDN
                                           1.79% due 09/01/2026 (a) ........................................          8,950,000
                             2,040,000   Indiana State Development Finance Authority EDR
                                           (Indianapolis Urban League Inc.) VRDN 1.84%
                                           due 01/01/2020 (a) ..............................................          2,040,000
                            40,250,000   Indiana State Development Finance Authority
                                         Environmental Revenue (PSI Energy Inc. Project --
                                           Series B) VRDN 2.00% due 12/01/2038 (a) .........................         40,250,000
                               280,000   Indiana State Development Finance Authority IDR
                                           (Centurion Industries Inc. Project) VRDN 1.94%
                                           due 10/01/2005 (a) ..............................................            280,000
                            10,900,000   Indiana State Development Finance Authority IDR
                                           (Republic Services Inc. Project) DDN 1.77%
                                           due 12/01/2032 (a) ..............................................         10,900,000
                                         Indiana State Development Finance Authority Solid Waste
                                         Disposal Revenue Waste Management Incorporated VRDN:
                            12,500,000     (Series A) 1.82% due 10/01/2025 (a) .............................         12,500,000
                             7,000,000     (Series B) 1.84% due 10/01/2025 (a) .............................          7,000,000
                            23,750,000     Indiana State Educational Facilities Authority
                                           Revenue (Depauw University Project) DDN 1.74%
                                           due 07/01/2032 (a) ..............................................         23,750,000
                             9,080,000   Indiana State Office Building Community Facilities
                                           Revenue (Merlot -- Series B-17) VRDN 1.84%
                                           due 07/01/2023 (a)(b) ...........................................          9,080,000
                                         Indiana Transportation Finance Authority Highway
                                           Revenue VRDN:
                             2,350,000     (Floaters -- Series 942 D) 1.80% due 12/01/2022 (a)(b) ..........          2,350,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Indiana                   $ 2,000,000     (Merlots -- Series B-21) 1.84% due 12/01/2022 (a)(b) ................   $ 2,000,000
(continued)                 7,495,000     (Putters -- Series 479) 1.80% due 06/01/2017 (a)(b) .................     7,495,000
                            3,920,000   Indianapolis, Indiana EDR (New Bridges Apartments
                                          Project) VRDN 1.84% due 06/01/2035 (a) ..............................     3,920,000
                                        Indianapolis, Indiana Gas Utility System
                                          (Citizens Gas & Coke) CP:
                           20,000,000     1.70% due 11/08/2004 ................................................    20,000,000
                           30,000,000     1.72% due 11/08/2004 ................................................    30,000,000
                            5,025,000   Indianapolis, Indiana Gas Utilities Revenue (Merlot --
                                          Series A-50) VRDN 1.84% due 06/01/2013 (a)(b) .......................     5,025,000
                            2,620,000   Indianapolis, Indiana Local Public Board (Putters --
                                          Series 422) VRDN 1.83% due 08/15/2020 (a)(b) ........................     2,620,000
--------------------------------------------------------------------------------------------------------------------------------
Iowa --                     4,445,000   Iowa Finance Authority M/F Revenue (The Gables at
1.5%                                      Johnston Project) VRDN 1.86% due 12/01/2037 (a) .....................     4,445,000
                           32,400,000   Iowa City, Iowa Revenue (Act Inc.) DDN 1.84%
                                          due 04/01/2032 (a) ..................................................    32,400,000
                            6,500,000   Iowa Finance Authority Retirement Community Revenue
                                          (Wesley Retirement Services -- Series B) VRDN 1.77%
                                          due 12/01/2033 (a) ..................................................     6,500,000
                           25,000,000   Iowa Finance Authority Retirement Community Revenue
                                          (Deerfield Retirement System -- Series B) VRDN
                                          1.77% due 12/01/2033 (a) ............................................    25,000,000
                                        Iowa Finance Authority Revenue (Museum of Art
                                          Foundation) DDN:
                            6,550,000     1.79% due 06/01/2033 (a) ............................................     6,550,000
                           14,500,000     1.79% due 10/01/2033 (a) ............................................    14,500,000
                            8,600,000   Iowa Higher Education Loan Authority Revenue
                                          (Buena Vista University Project) VRDN 1.94%
                                          due 12/01/2012 (a) ..................................................     8,600,000
                           17,895,000   Iowa Higher Education Loan Authority Revenue (Private
                                          College -- Ambrose) DDN 1.74% due 04/01/2033 (a) ....................    17,895,000
                                          Iowa Higher Education Loan Authority Revenue
                                          (Private College -- Des Moines) DDN:
                           10,200,000     1.79% due 10/01/2033 (a) ............................................    10,200,000
                            6,800,000     1.79% due 10/01/2024 (a) ............................................     6,800,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Iowa                      $ 3,900,000   Louisa County, Iowa PCR Refunding (Iowa-Ill G&E
(continued)                               Co.) VRDN 1.83% due 03/01/2017 (a) .................................    $ 3,900,000
                           19,500,000   Louisa County, Iowa PCR Refunding (Iowa-Ill G&E
                                          Co. -- Series A) VRDN 1.83% due 09/01/2016 (a) .....................     19,500,000
                           15,370,000   Municipal Securities Trust Certificates (Iowa Finance
                                          Authority Hospital Facilities Revenue Health
                                          System Class A -- Series 26) VRDN 1.82%
                                          due 06/01/2010 (a)(b) ..............................................     15,370,000
--------------------------------------------------------------------------------------------------------------------------------
Kansas --                   7,720,000   Johnson County, Kansas Public Building Community
0.8%                                      Lease Revenue (Putters -- 528) VRDN 1.80%
                                          due 09/01/2010 (a)(b) ..............................................      7,720,000
                            4,210,000   Kansas State Department of Transportation Highway
                                          Revenue (ROCS RR II R 6020) VRDN 1.81%
                                          due 03/01/2019 (a)(b) ..............................................      4,210,000
                                        Kansas State Development Finance Authority Lease
                                          Revenue (Kansas Department Administration) DDN:
                           10,775,000     (Series J-1) 1.74% due 12/01/2018 (a) ..............................     10,775,000
                           17,860,000     (Series J-2) 1.74% due 12/01/2034 (a) ..............................     17,860,000
                           10,170,000   Kansas State Development Finance Authority Revenue
                                          (Hays Medical Center -- Series N) DDN 1.79%
                                          due 05/15/2026 (a) .................................................     10,170,000
                            3,995,000   Lawrence, Kansas IDR Board (Prosoco Inc. Project --
                                          Series 98-A) VRDN 1.89% due 12/01/2018 (a) .........................      3,995,000
                            4,200,000   Lenexa, Kansas M/F Housing Revenue (Meadows
                                          Apartments Project -- Series A) VRDN 1.82%
                                          due 04/15/2035 (a) .................................................      4,200,000
                           26,425,000   Olathe, Kansas Health Facilities Revenue (Olathe
                                          Medical Center -- Series A) DDN 1.74%
                                          due 09/01/2032 (a) .................................................     26,425,000
                            2,800,000   Reno County & Labette County, Kansas S/F Mortgage
                                          Revenue (Floaters -- Series 915) VRDN 1.89%
                                          due 12/01/2015 (a) .................................................      2,800,000
--------------------------------------------------------------------------------------------------------------------------------
Kentucky --                 1,060,000   Boone County, Kentucky Industrial Building Revenue
2.2%                                      (Diocesan Educational Project) VRDN 1.97%
                                          due 11/01/2018 (a) .................................................      1,060,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Kentucky                  $ 22,450,000   Breckinridge County, Kentucky Lease Program Revenue
(continued)                                (Kentucky Assistant County Leasing -- Series A)
                                           DDN 1.74% due 02/01/2032 (a) ........................................   $ 22,450,000
                             2,400,000   Carroll County, Kentucky PCR (Kentucky Utility
                                           Company Project -- Series A) CP 1.83%
                                           due 11/23/2004 ......................................................      2,400,000
                             2,500,000   Carroll County, Kentucky Solid Waste Disposal
                                           Revenue (North American Stainless) VRDN 1.78%
                                           due 05/01/2031 (a) ..................................................      2,500,000
                             2,660,000   Crestview Hill, Kentucky Industrial Building Revenue
                                           (Thomas More College Project) VRDN 1.87%
                                           due 11/01/2018 (a) ..................................................      2,660,000
                             1,290,000   Dayton, Kentucky Industrial Building Revenue (Willow
                                           Green Project) VRDN 1.97% due 08/01/2020 (a) ........................      1,290,000
                             4,440,000   Glasgow, Kentucky Industrial Building Revenue
                                           (Felker Brothers Corp. Project) VRDN 1.82%
                                           due 04/01/2020 (a) ..................................................      4,440,000
                             2,700,000   Graves County, Kentucky Solid Waste Disposal
                                           Revenue (Waste Mangement Kentucky LLC Project)
                                           VRDN 1.87% due 03/01/2021 (a) .......................................      2,700,000
                                         Henderson County, Kentucky Hospital Facilities Revenue
                                           (Community United Methodist) VRDN:
                             3,500,000     (Series A) 1.76% due 12/01/2008 (a) .................................      3,500,000
                             8,590,000     (Series B) 1.76% due 12/01/2025 (a) .................................      8,590,000
                            18,210,000   Hopkins County, Kentucky Hospital Revenue (Floaters --
                                           Series 730) VRDN 1.82% due 11/15/2011 (a)(b) ........................     18,210,000
                             9,000,000   Jefferson County, Kentucky Environmental Facilities
                                           Revenue (Louisville Gas & Electric Co. -- Series A)
                                           VRDN 1.75% due 12/02/2004 (a) .......................................      9,000,000
                             3,000,000   Jefferson County, Kentucky Industrial Building Revenue
                                           (Hamilton Printing Project) VRDN 1.92% due
                                           12/01/2011 (a) ......................................................      3,000,000
                               900,000   Jefferson County, Kentucky Industrial Building Revenue
                                           (Thomas Development Project) VRDN 1.94%
                                           due 04/10/2010 (a) ..................................................        900,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Kentucky                                 Jefferson County, Kentucky PCR
(continued)                                (Louisville Gas & Electric Co.) CP:
                         $  5,000,000      1.78% due 11/22/2004 ..............................................     $ 5,000,000
                           10,000,000      1.80% due 11/22/2004 ..............................................      10,000,000
                           11,000,000      1.83% due 11/22/2004 ..............................................      11,000,000
                                         Jefferson County, Kentucky PCR
                                           (Louisville Gas & Electric Co -- Series 93-A) CP:
                            1,000,000      1.75% due 11/05/2004 ..............................................       1,000,000
                            2,000,000      1.78% due 11/05/2004 ..............................................       2,000,000
                           45,200,000    Kenton County, Kentucky Airport Board of Special
                                           Facilities Revenue (Airis Cincinnati LLC -- Series A)
                                           VRDN 1.86% due 07/01/2032 (a) .....................................      45,200,000
                            5,740,000    Kenton County, Kentucky Educational Revenue (St. Pius
                                           X School District Project) VRDN 1.87% due 06/01/
                                           2023 (a) ..........................................................       5,740,000
                           20,000,000    Kentucky State Turnpike Authority Resource Recovery
                                           Revenue (Floater Certificates -- Series 488) VRDN
                                           1.80% due 07/01/2007 (a)(b) .......................................      20,000,000
                            5,600,000    Louisville & Jefferson County, Kentucky (Sewer & Drain
                                           Systems Revenue (ROCS RR II R 304) VRDN 1.81%
                                           due 05/15/2037 (a)(b) .............................................       5,600,000
                            7,400,000    Mercer County, Kentucky PCR (Kentucky Utility Co.
                                           Project -- Series A) CP 1.83% due 11/23/2004 ......................       7,400,000
                            2,000,000    Midway, Kentucky Educational Building Revenue
                                           (Midway College Project) VRDN 1.78%
                                           due 10/01/2022 (a) ................................................       2,000,000
                            5,000,000    Minor Lane Heights, Kentucky Solid Waste Disposal
                                           Revenue (Waste Management Kentucky LLC Project)
                                           VRDN 1.87% due 03/01/2021 (a) .....................................       5,000,000
                            7,000,000    Morehead, Kentucky League Of Cities (Lease
                                           Program Revenue -- Series A) VRDN 1.78%
                                           due 06/01/2034 (a) ................................................       7,000,000
                            2,400,000    Muhlenbery County, Kentucky PCR (Kentucky Utility
                                           Co. Project -- Series A) CP 1.83% due 11/23/2004 ..................       2,400,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Kentucky                  $ 1,450,000    Ohio County, Kentucky Solid Waste Disposal Revenue
(continued)                                (Waste Management Kentucky LLC Project) VRDN
                                           1.87% due 03/01/2021 (a) ..........................................     $ 1,450,000
                                           Timble County, Kentucky PCR (Louisville Gas & Electric
                                           Co. Project -- Series A) CP:
                           17,500,000      1.73% due 12/02/2004 ..............................................      17,500,000
                           20,000,000      1.75% due 12/02/2004 ..............................................      20,000,000
                            4,600,000      1.75% due 11/05/2004 ..............................................       4,600,000
                            4,495,000    Wickliffe, Kentucky PCR & Solid Waste Disposal
                                           Revenue (Westvaco Corp. Project) VRDN 1.77%
                                           due 01/01/2009 (a) ................................................       4,495,000
--------------------------------------------------------------------------------------------------------------------------------
Louisiana --                4,500,000    Calcasieu Parish Inc. of Louisiana IDB Environmental
1.8%                                       Revenue (Hydroserve Westlake) VRDN 1.83% due
                                           06/01/2025 (a) ....................................................       4,500,000
                           29,230,000    East Baton Rouge Mortgage Financing Authority
                                           (Series A-R-4) FXRDN 1.88% due 03/10/2005 .........................      29,230,000
                            6,100,000    Ernest N Morial, New Orleans, Louisiana (Exhibit Hall
                                           Authority Special Tax Merlots -- Series A-46) VRDN
                                           1.84% due 07/15/2028 (a)(b) .......................................       6,100,000
                           15,512,800    Jefferson Parish, Louisiana Home Mortgage Authority
                                           S/F Mortgage Revenue (Series B) FXRDN 1.89%
                                           due 09/23/2005 ....................................................      15,512,800
                                         Louisiana Housing Finance Agency Mortgage Revenue
                                           S/F FXRDN:
                           37,352,005      1.87% due 04/29/2005 ..............................................      37,352,005
                           36,230,483      1.88% due 05/31/2005 ..............................................      36,230,483
                           10,000,000    Louisiana Public Facilities Authority Lease Revenue
                                           VRDN 1.81% due 06/01/2008 (a) .....................................      10,000,000
                           18,650,000    Louisiana Public Facilities Authority Revenue (Air
                                           Products & Chemicals Project) VRDN 1.87%
                                           due 12/01/2038 (a) ................................................      18,650,000
                            7,320,000    Louisiana Public Facilities Authority Revenue
                                           (Equipment & Capital Facilities Loan Project --
                                           Series A) VRDN 1.81% due 07/01/2023 (a) ...........................       7,320,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Louisiana                 $ 16,000,000   Louisiana State Offshore Term Authority Deepwater Port
(continued)                                Revenue (1st Stage A-Loop Inc.) DDN 1.77%
                                           due 09/01/2008 (a) ..................................................   $16,000,000
                            11,305,000   Louisiana State University & Agricultural & Mechanical
                                           College Board VRDN 1.81% due 07/01/2032 (a) .........................    11,305,000
                             5,875,000   New Orleans, Louisiana IDB M/F Housing Revenue
                                           (LGD Rental Inc. Project) VRDN 1.86% due
                                           09/01/2038 (a) ......................................................     5,875,000
                            13,750,000   New Orleans, Louisiana IDB M/F Housing Revenue
                                           FXRDN 1.84% due 12/01/2004 ..........................................    13,750,000
--------------------------------------------------------------------------------------------------------------------------------
Maine --                       760,000   Eastport, Maine IDR (Passamaquoddy Tribe) VRDN
0.5%                                       1.87% due 11/01/2006 (a) ............................................       760,000
                             1,270,000   Gray, Maine Revenue (Advance Realty Project) VRDN
                                           1.81% due 10/01/2011 (a) ............................................     1,270,000
                            24,255,000   Maine Finance Authority Revenue (Jackson Lab Issue
                                           2002) VRDN 1.79% due 07/01/2031 (a) .................................    24,255,000
                            26,000,000   Maine State TAN 3.00% due 06/30/2005 ..................................    26,238,246
                             6,295,000   Maine State BAN 3.00% due 06/23/2005 ..................................     6,350,579
                               300,000   Millinocket, Maine Revenue (Gardner Chipmills Project)
                                           VRDN 1.91% due 03/01/2005 (a) .......................................       300,000
                             4,185,000   Trenton, Maine Revenue (The Talaria Co. Project)
                                           VRDN 1.91% due 10/15/2015 (a) .......................................     4,185,000
--------------------------------------------------------------------------------------------------------------------------------
Maryland --                              Maryland State Economic Development Corp. Revenue
0.5%                                      (Pharmacopeial Project) DDN:
                             3,100,000     1.75% due 07/01/2034 (a) ............................................     3,100,000
                             7,280,000     1.73% due 07/01/2034 (a) ............................................     7,280,000
                            17,500,000   Maryland State Health & Higher Educational Facilities
                                           Authority Revenue (Adventist Health Care -- Series A)
                                           VRDN 1.79% due 01/01/2035 (a) .......................................    17,500,000
                             5,000,000   Maryland State Health & Higher Educational Facilities
                                           Authority Revenue (Floaters -- Series 825) VRDN
                                           1.80% due 08/15/2038 (a)(b) .........................................     5,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Maryland                  $ 20,000,000   Montgomery County, Maryland (Series 2002) CP 1.68%
(continued)                                due 11/08/2004 ............................................             $20,000,000
                            10,000,000   Montgomery County, Maryland EDR (Riderwood Village
                                           Inc. Project) VRDN 1.80% due 03/01/2034 (a) ...............              10,000,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts --             5,000,000   Blackstone Valley, Massachusetts Vocational Regional
5.5%                                       School District BAN 3.00% due 07/15/2005 ..................               5,041,311
                             4,945,000   Clipper Tax-Exempt Trust Housing Finance Authority
                                           (Series 2000-5) VRDN 1.84% due 12/30/2004 (a)(b) ..........               4,945,000
                            15,000,000   Dover & Sherborn, Massachusetts Regional School
                                           District BAN 1.75% due 11/12/2004 .........................              15,002,951
                             9,000,000   Gill-Montague, Massachusetts Regional School District
                                           BAN 2.75% due 07/29/2005 ..................................               9,068,706
                             5,092,000   Hatfield, Massachusetts BAN 2.75% due 07/29/2005 ............               5,130,866
                            18,000,000   Massachusetts State Central Artery (Series A) DDN
                                           1.74% due 12/01/2030 (a) ..................................              18,000,000
                             8,850,000   Massachusetts State Development Finance Agency
                                           Revenue (Bancroft School) VRDN 1.77%
                                           due 09/01/2031 (a) ........................................               8,850,000
                            10,000,000   Massachusetts State Development Finance Agency
                                           Revenue (Fessenden School) VRDN 1.79%
                                           due 08/01/2031 (a) ........................................              10,000,000
                            31,000,000   Massachusetts State Development Finance Agency
                                           Revenue (Draper Laboratory Issue) VRDN 1.75%
                                           due 06/01/2030 (a) ........................................              31,000,000
                             9,850,000   Massachusetts State Development Finance Agency
                                           Revenue (Cordis Mills LLC) VRDN 1.82%
                                           due 12/01/2032 (a) ........................................               9,850,000
                            10,610,000   Massachusetts State Development Finance Agency
                                           Revenue (Gordon College) VRDN 1.74%
                                           due 09/01/2032 (a) ........................................              10,610,000
                            25,000,000   Massachusetts State Development Finance Agency
                                           Revenue (Suffolk University Asset Guaranty) VRDN
                                           1.84% due 07/01/2032 (a) ..................................              25,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Massachusetts             $ 15,415,000   Massachusetts State Development Finance Agency
(continued)                                Revenue (Groton School) VRDN 1.79%
                                           due 03/01/2034 (a) ................................................     $15,415,000
                             2,500,000   Massachusetts State Development Finance Agency
                                           Revenue (Walnut Hill School District) VRDN 1.77%
                                           due 07/01/2032 (a) ................................................       2,500,000
                             4,925,000   Massachusetts State Development Finance Agency
                                           Revenue (Lesley University) VRDN 1.79%
                                           due 07/01/2033 (a) ................................................       4,925,000
                                         Massachusetts State Development Finance Agency
                                           Revenue (Wentworth Institute of Technology) VRDN:
                            29,525,000     1.82% due 10/01/2033 (a) ..........................................      29,525,000
                            11,760,000     1.74% due 10/01/2030 (a) ..........................................      11,760,000
                            24,490,000   Massachusetts State Health & Educational Facilities
                                           Authority Revenue (Cap Asset Program -- Series E)
                                           DDN 1.75% due 01/01/2035 (a) ......................................      24,490,000
                            30,965,000   Massachusetts State Health & Educational Facilities
                                           Authority Revenue (Fairview Extended -- Series B)
                                           VRDN 1.75% due 01/01/2021 (a) .....................................      30,965,000
                             9,000,000   Massachusetts State Health & Educational Facilities
                                           Authority Revenue (Floaters -- Series 954) VRDN
                                           1.80% due 07/01/2024 (a)(b) .......................................       9,000,000
                            65,685,000   Massachusetts State Health & Educational Facilities
                                           Authority Revenue (Partners Healthcare Sytem --
                                           Series D-3) VRDN 1.74% due 07/01/2038 (a) .........................      65,685,000
                             7,860,000   Massachusetts State Health & Educational Facilities
                                           Authority Revenue (The Boston Home Inc. --
                                           Series B) VRDN 1.74% due 06/01/2032 (a) ...........................       7,860,000
                                         Massachusetts State Industrial Finance Agency Revenue
                                           PCR (New England Power Co. Project -- Series A) CP:
                            40,000,000     1.75% due 11/22/2004 ..............................................      40,000,000
                            10,500,000     1.82% due 12/07/2004 ..............................................      10,500,000
                            20,000,000   Massachusetts State Industrial Finance Agency Revenue
                                           PCR (Groton School Issue--Series B) VRDN 1.79%
                                           due 03/01/2028 (a) ................................................      20,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Massachusetts             $ 28,808,000   Massachusetts State (Floater Certificates -- Series 716-D)
(continued)                                VRDN 1.76% due 08/01/2018 (a) ......................................    $28,808,000
                            14,820,000   Massachusetts State (Merlots -- Series A-51) VRDN
                                           1.82% due 08/01/2020 (a) ...........................................     14,820,000
                            57,871,500   Massachusetts State Water Resource Authority
                                           (Floaters -- Series 742-D) VRDN 1.79%
                                           due 08/01/2019 (a) .................................................     57,871,500
                            20,000,000   Mattapoisett, Massachusetts BAN 3.00%
                                           due 09/01/2005 .....................................................     20,229,503
                            16,400,000   Municipal Securities Trust Certificates -- Massachusetts
                                           State Port Authority SPL Facility VRDN 1.77%
                                           due 04/28/2016 (a) .................................................     16,400,000
                            11,000,000   Nashoba, Massachusetts Regional School District BAN
                                           2.00% due 12/03/2004 ...............................................     11,007,117
                             7,130,000   New Bedford, Massachusetts BAN 2.75%
                                           due 02/25/2005 .....................................................      7,157,176
                             4,441,703   North Adams, Massachusetts BAN 2.00%
                                           due 02/25/2005 .....................................................      4,453,561
                            11,000,000   Norwell, Massachusetts BAN 2.00% due 02/17/2005 ......................     11,028,215
                             8,000,000   Pembroke, Massachusetts BAN 3.00% due 08/04/2005 .....................      8,083,953
                             5,000,000   Quincy, Massachusetts BAN 2.00% due 11/12/2004 .......................      5,001,292
                             5,264,900   Shirley, Massachusetts BAN 2.00% due 04/08/2005 ......................      5,286,313
                             8,800,000   Spencer East Brookfield, Massachusetts Regional School
                                           District BAN 2.25% due 05/13/2005 ..................................      8,837,607
                             1,815,000   University of Massachusetts (Building Authority Project
                                           Revenue ROCS RR II R 6016) VRDN 1.79%
                                           due 11/01/2015 (a) .................................................      1,815,000
                            16,000,000   Woburn, Massachusetts BAN 3.00% due 10/07/2005 .......................     16,172,615
                             5,000,000   Worcester, Massachusetts BAN 3.00% due 09/16/2005 ....................      5,057,996
---------------------------------------------------------------------------------------------------------------------------------
Michigan --                  6,840,000   Chelsea, Michigan Economic Development Corp.
3.0%                                       Revenue (Silver Maples of Chelsea) VRDN 1.82%
                                           due 05/15/2028 (a) .................................................      6,840,000
                             8,760,000   Dearborn, Michigan Economic Development Corp.
                                           Revenue (Henry Ford Village Inc. Project) VRDN
                                           1.82% due 10/01/2023 (a) ...........................................      8,760,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Michigan                  $ 40,840,000   Detroit, Michigan City School District (Merlots --
(continued)                                Series A-113) VRDN 1.41% due 07/27/2005 (a)(b) .....................    $40,840,000
                             6,300,000   Detroit, Michigan Sewer Disposal Revenue VRDN
                                           1.84% due 07/01/2028 (a) ...........................................      6,300,000
                             2,255,000   Detroit, Michigan Sewer Disposal Revenue (Merlot --
                                           Series B-41) VRDN 1.84% due 07/01/2026 (a)(b) ......................      2,255,000
                             1,155,000   Detroit, Michigan Sewer Disposal Revenue Municipal
                                           Sercuities Trust (Series 43) VRDN 1.81%
                                           due 07/01/2028 (a)(b) ..............................................      1,155,000
                            25,740,000   Eastern Michigan University Revenue DDN 1.74%
                                           due 06/01/2027 (a) .................................................     25,740,000
                            30,000,000   Michigan State Building Authority Revenue (Series 3)
                                           CP 1.42% due 11/04/2004 ............................................     30,000,000
                            85,000,000   Michigan Municipal (Series B-2) BAN 3.00%
                                           due 08/23/2005 .....................................................     85,966,887
                            21,550,000   Michigan Municipal (Series L 58-J) BAN 1.80%
                                           due 08/23/2005 .....................................................     21,550,000
                            15,450,000   Michigan State Higher Educational Facilities Authority
                                           Revenue (Ave Maria School of Law Project) VRDN
                                          1.82% due 08/01/2026 (a) ............................................     15,450,000
                             2,720,000   Michigan State Higher Educational Facilities Authority
                                           Revenue Davenport University Project) VRDN 1.78%
                                           due 08/01/2027 (a) .................................................      2,720,000
                            12,995,000   Michigan State Hospital Finance Authority Revenue
                                           (Merlots -- Series K) VRDN 1.84%
                                           due 11/15/2023 (a)(b) ..............................................     12,995,000
                            15,000,000   Michigan State Hospital Finance Authority Revenue
                                           (Crittenton -- Series A) VRDN 1.75%
                                           due 03/01/2030 (a) .................................................     15,000,000
                             4,230,000   Michigan State Strategic Fund Limited Obligation
                                           Revenue (Weller Truck Parts Project) VRDN 1.92%
                                           due 10/01/2029 (a) .................................................      4,230,000
                             3,900,000   Michigan State Strategic Fund Limited Obligation
                                           Revenue (AVL North America Inc. Project) VRDN
                                           1.97% due 04/01/2011 (a) ...........................................      3,900,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Michigan                  $ 6,450,000    Michigan State Strategic Fund Limited Obligation
(continued)                                Revenue (Sur-Flo Plastics Inc. Project) VRDN 1.92%
                                           due 08/01/2025 (a) ..................................................   $6,450,000
                            2,540,000    Michigan State Strategic Fund Limited Obligation
                                           Revenue (WE Upjohn Institute Project) VRDN 1.78%
                                           due 06/01/2012 (a) ..................................................    2,540,000
                           19,200,000    Michigan State Strategic Fund Limited Obligation
                                           Revenue (Detroit Symphony -- Series A) DDN 1.74%
                                           due 06/01/2031 (a) ..................................................   19,200,000
                            7,600,000    Municipal Securities Trust Certificates (Class A --
                                           Series 2001-166 Detroit Michigan Sewer Disposal
                                           Revenue) VRDN 1.75% due 12/15/2021 (a)(b) ...........................    7,600,000
                           16,335,000    Northern Michigan University Revenue DDN 1.74%
                                           due 06/01/2031 (a) ..................................................   16,335,000
                            4,120,000    Oakland County, Michigan Economic Development
                                           Corp. Limited Obligation Revenue (Su Dan Co.
                                           Project) VRDN 1.92% due 07/01/2024 (a) ..............................    4,120,000
                            9,040,000    Oakland County, Michigan Economic Development
                                           Corp. Limited Obligation Revenue (Pontiac Vision
                                           Schools Project) VRDN 1.82% due 08/01/2020 (a) ......................    9,040,000
                            5,805,000    Oakland Unversity, Michigan Revenue (ROCS RR II R
                                           2154) VRDN 1.79% due 05/15/2022 (a)(b) ..............................    5,805,000
--------------------------------------------------------------------------------------------------------------------------------
Minnesota --               11,500,000    Dakota County, Minnesota Community Development
1.0%                                       Agency M/F Housing Revenue (Regatta Commons
                                           Project -- Series A) DDN 1.84% due 01/01/2038 (a) ...................   11,500,000
                           10,000,000    Dakota County, Minnesota Community Development
                                           Agency M/F Housing Revenue (Brentwood Hills
                                           Apartments Project -- Series A) DDN 1.84%
                                           due 09/01/2038 (a) ..................................................   10,000,000
                           18,140,000    Duluth, Minnesota EDA Health Care Facilities Revenue
                                           (Floaters -- Series 895) VRDN 1.82%
                                           due 02/15/2020 (a)(b) ...............................................   18,140,000
                            2,800,000    Hennepin County, Minnesota Housing and Redevelopment
                                           Authority M/F Revenue (Stone Arch Apartments Project)
                                           VRDN 1.82% due 04/15/2035 (a) .......................................    2,800,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Minnesota                 $ 16,250,000   Minneapolis St. Paul (Series A) CP 1.65%
(continued)                                due 11/04/2004 .....................................................    $16,250,000
                            12,500,000   Minnesota Rural Water Finance Authority (Public
                                           Project -- Series B) BAN 3.00% due 10/01/2005 ......................     12,641,030
                             2,175,000   Minnesota State (ROCS RR II R 4065) VRDN 1.81%
                                           due 08/01/2023 (a) .................................................      2,175,000
                            27,800,000   Rochester, Minnesota Health Care Facilities Revenue
                                           (Mayo Foundation -- Series A) CP 1.70%
                                           due 11/18/2004 .....................................................     27,800,000
                            18,510,000   University of Minnesota (Series A) VRDN 1.78%
                                           due 01/01/2034 (a) .................................................     18,510,000
Mississippi --               5,500,000   Medical Center Educational Building Corp. Mississippi
0.9%                                       Revenue (Pediatric Facilities Project) VRDN 1.76%
                                           due 06/01/2034 (a) .................................................      5,500,000
                            10,000,000   Mississippi Business Finance Corp. Solid Waste Disposal
                                           Revenue (Mississippi Power Co. Project) DDN 1.85%
                                           due 05/01/2028 (a) .................................................     10,000,000
                            12,500,000   Mississippi Home Corp. Lease Purchase Revenue
                                           VRDN 1.86% due 10/01/2007 (a) ......................................     12,500,000
                            25,896,000   Mississippi Home Corp. S/F Revenue (Floaters --
                                           Series 714) VRDN 1.89% due 10/03/2005 (a)(b) .......................     25,896,000
                            37,388,000   Mississippi State Hospital Equipment & Facilities
                                           Authority Revenue (North Mississippi Health
                                           Services -- Series 1) CP 1.70% due 11/05/2004 ......................     37,388,000
                            11,750,000   Mississippi State Hospital Equipment & Facilities
                                           Authority Revenue (North Mississippi Health
                                           Services -- Series 1) VRDN 1.75% due 05/15/2030 (a) ................     11,750,000
Missouri -- 2.1%             5,000,000   Berkeley, Missouri IDA Revenue (Wetterau Project)
                                           VRDN 1.80% due 07/01/2008 (a) ......................................      5,000,000
                             3,600,000   Cabool, Missouri IDA IDR (Ameriduct Worldwide Inc.
                                           Project) VRDN 2.02% due 05/01/2010 (a) .............................      3,600,000
                            18,525,000   Kansas City, Missouri IDA Revenue (Ewing Marion
                                           Kauffman) DDN 1.74% due 04/01/2027 (a) .............................     18,525,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Missouri                  $ 15,105,000   Missouri State Development Finance Board Lease
(continued)                                Revenue (Missouri Associate Municipal Utilities Lease)
                                           DDN 1.79% due 06/01/2033 (a) ....................................      $15,105,000
                            26,550,000   Missouri State Health & Higher Educational Facilities
                                           Authority Revenue (Bethesda Health Group -- Series
                                           A) DDN 1.79% due 08/01/2031 (a) .................................       26,550,000
                                         Missouri State Health & Higher Educational Facilities
                                           Authority Revenue (Pooled Hospital Loan Program)
                                           VRDN:
                             3,965,000     (Series B) 2.16% due 08/01/2029 (a) .............................        3,965,000
                             3,500,000     (Series C) 1.79% due 08/01/2029 (a) .............................        3,500,000
                            25,900,000   Missouri State Health & Higher Educational Facilities
                                           Authority Revenue (Christian Brothers -- Series A)
                                           DDN 1.79% due 10/01/2032 (a) ....................................       25,900,000
                            18,040,000   Missouri State Health & Higher Educational Facilities
                                           Authority Revenue (Louis University -- Series A)
                                           DDN 1.79% due 10/01/2016 (a) ....................................       18,040,000
                             6,000,000   Missouri State Health & Educational Facilities Authority
                                           (School District Advance Funding Program) VRDN
                                           1.74% due 01/01/2020 (a) ........................................        6,000,000
                             6,800,000   Missouri State Health & Educational Facilities Authority
                                           Revenue (Bethesda Health Group -- Series A) DDN
                                           1.79% due 08/01/2031 (a) ........................................        6,800,000
                             9,370,000   Missouri State Health & Educational Facilities Authority
                                           Revenue (Pooled Hospital -- Series B) VRDN 2.16%
                                           due 08/01/2029 (a) ..............................................        9,370,000
                             3,845,000   Missouri State Health & Educational Facilities Authority
                                           Revenue (Saint Louis University) DDN 1.79%
                                           due 07/01/2032 (a) ..............................................        3,845,000
                            16,790,000   Missouri State Health & Educational Facilities Authority
                                           Revenue (Saint Louis University -- Series B) DDN
                                           1.79% due 10/01/2024 (a) ........................................       16,790,000
                             7,785,000   Missouri State Health & Educational Facilities Authority
                                           Revenue (Ranken Tech College) DDN 1.79%
                                           due 11/15/2017 (a) ..............................................        7,785,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================================
                                                                                                                      Value
                          Face Amount                   Issue                                                       (Note 1a)
=================================================================================================================================
Missouri                 $ 17,890,000    Missouri State Health & Educational Facilities Authority
(continued)                                Revenue (Rockhurst University) DDN 1.74%
                                           due 11/01/2032 (a) ................................................     $17,890,000
                            5,400,000    Missouri State Health & Educational Facilities Authority
                                           Revenue (De Smet Jesuit High School) DDN 1.79%
                                           due 11/01/2027 (a) ................................................       5,400,000
                           32,100,000    Missouri Higher Educational Loan Authority
                                           (Student Loan Revenue -- Series B) VRDN 1.78%
                                           due 06/01/2020 (a) ................................................      32,100,000
                            4,300,000    Saint Charles County, Missouri IDA M/F Revenue
                                           (Peine Lakes Apartments Project) VRDN 1.86%
                                           due 02/01/2039 (a) ................................................       4,300,000
                                         Saint Louis County, Missouri IDA M/F Housing Revenue
                                           (Metro Lofts Apartments) VRDN:
                           13,250,000      (Series A) 1.83% due 03/15/2036 (a) ...............................      13,250,000
                            4,050,000      (Series C) 1.86% due 09/15/2036 (a) ...............................       4,050,000
                            1,135,000    Sikeston, Missouri IDA Revenue (Heritage American
                                           Homes LP/North Ridge Homes Inc. Project) VRDN
                                           1.91% due 07/01/2009 (a) ..........................................       1,135,000
---------------------------------------------------------------------------------------------------------------------------------
Montana --                 10,940,000    Helena, Montana Higher Educational Revenue
0.2%                                       (Carroll College Campus Housing) DDN 1.79%
                                           due 10/01/2032 (a) ................................................      10,940,000
                            9,250,000    Montana State Board Investment Municipal Finance
                                           FXRDN 1.20% due 03/01/2005 ........................................       9,250,000
---------------------------------------------------------------------------------------------------------------------------------
Nebraska --                39,823,000    American Public Energy Agency Nebraska Gas Supply
1.5%                                       Revenue (National Public Gas Agency Project --
                                           Series A) VRDN 1.81% due 02/01/2014 (a) ...........................      39,823,000
                           20,500,000    Lancaster County, Nebraska Hospital Authority Revenue
                                           (Bryan Medical Center Project) DDN 1.74%
                                           due 06/01/2018 (a) ................................................      20,500,000
                           23,000,000    Lincoln, Nebraska Electric System Revenue CP 1.70%
                                           due 11/08/2004 ....................................................      23,000,000
                           10,850,000    Nebraska Educational Finance Authority Revenue
                                           (Creighton University Project) DDN 1.74%
                                           due 08/01/2031 (a) ................................................      10,850,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

===============================================================================================================
                                                                                                       Value
                          Face Amount                   Issue                                        (Note 1a)
===============================================================================================================
Nebraska                 $ 22,000,000    Nebraska Public Power District Revenue CP 1.41%
(continued)                                due 11/09/2004 ........................................  $22,000,000
                            6,570,000    Nebraska Public Power District Revenue Eagle VRDN
                                           1.81% due 01/01/2035 (a) ..............................    6,570,000
                           48,900,000    Omaha Public Power District Nebraska Electric Revenue
                                           CP 1.70% due 11/10/2004 ...............................   48,900,000
---------------------------------------------------------------------------------------------------------------
Nevada --                  19,400,000    Clark County, Nevada IDR (Nevada Cogeneration I
0.7%                                       Project) DDN 1.85% due 11/01/2020 (a) .................   19,400,000
                            5,970,000     Clark County, Nevada (ROCS RR II R 1035) VRDN
                                          1.81% due 06/01/2021 (a)(b) ...........................     5,970,000
                            3,990,000     Clark County, Nevada (ROCS RR II R 4012) VRDN
                                          1.85% due 07/01/2023 (a)(b) ...........................     3,990,000
                            5,890,000     Clark County, Nevada School District (Merlots --
                                          Series B02) VRDN 1.84% due 06/15/2019 (a)(b) ..........     5,890,000
                           11,290,000     Eagle Tax-Exempt Trust -- Clark County, Nevada
                                          School District (Series 962804) VRDN 1.81% due
                                          06/15/2015 (a)(b) .....................................    11,290,000
                            6,000,000     Henderson, Nevada Public Housing Revenue (Pueblo II --
                                          Series B) VRDN 1.83% due 08/01/2026 (a) ...............     6,000,000
                            9,985,000     Las Vegas Valley, Nevada Water District (Merlots --
                                          B-10) VRDN 1.84% due 06/01/2024 (a)(b) ................     9,985,000
                           16,855,000     Truckee Meadows, Nevada Water Authority Revenue
                                          (Municipal Security Trust Receipts -- Series SGA 137)
                                          VRDN 1.75% due 07/01/2030 (a)(b) ......................    16,855,000
---------------------------------------------------------------------------------------------------------------
New Hampshire --            8,860,000     New Hampshire Health & Educational Facilities
1.1%                                      Authority Revenue (Riverwoods at Exeter) VRDN
                                          1.80% due 03/01/2034 (a) ..............................     8,860,000
                           11,000,000     New Hampshire Health & Educational Facilities
                                          Authority Revenue (Floaters -- Series 866) VRDN
                                          1.82% due 08/15/2021 (a)(b) ...........................    11,000,000
                            5,475,000     New Hampshire Higher Educational & Health Facility
                                          Authority Revenue (Floaters -- Series 772) VRDN
                                          1.82% due 01/10/2017 (a)(b) ...........................     5,475,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================
                                                                                                         Value
                          Face Amount                   Issue                                          (Note 1a)
================================================================================================================
New Hampshire             $  9,890,000     New Hampshire Higher Educational & Health Facility
(continued)                                 Authority Revenue (Wentworth Douglass Hospital
                                            Radianassurance) DDN 1.84% due 01/01/2031 (a) ..........  $9,890,000
                                           New Hampshire State (Series A) CP:
                            21,000,000       1.88% due 11/23/2004 ................................... 21,000,000
                            35,850,000       1.26% due 11/02/2004 ................................... 35,850,000
                            25,000,000       1.75% due 12/01/2004 ................................... 25,000,000
                             3,600,000     New Hampshire State Business Finance Authority
                                            Industrial Facilities Revenue (Wiggins Airways Inc.)
                                            VRDN 1.84% due 12/01/2033 (a) ..........................   3,600,000
                             2,240,000     New Hampshire State Business Finance Authority
                                            Industrial Facilities Revenue (JMT Properties LLC)
                                            VRDN 1.85% due 07/01/2018 (a) ..........................   2,240,000
                             2,850,000     New Hampshire State Business Finance Authority
                                            Revenue (Montgomery Wire Corp.) VRDN 1.84%
                                            due 02/01/2014 (a) .....................................   2,850,000

----------------------------------------------------------------------------------------------------------------
New Jersey --               65,000,000     New Jersey State Floating Rate Trust (Series D) VRDN
0.6%                                        1.80% due 06/24/2005 (a) ...............................  65,000,000
----------------------------------------------------------------------------------------------------------------
New Mexico --                5,160,000     Bernalillo County, New Mexico Gross Receipts Tax
0.5%                                        Revenue (Macon Trusts) VRDN 1.80%
                                            due 04/01/2027 (a)(b) ..................................   5,160,000
                             3,000,000     New Mexico Finance Authority Revenue (Floaters --
                                            Series 949) VRDN 1.80% due 06/15/2012 (a) ..............   3,000,000
                                           New Mexico Mortgage Finance Authority S/F FXRDN:
                            21,188,179      1.84% due 03/01/2005 ...................................  21,188,179
                            16,963,779      1.83% due 09/23/2005 ...................................  16,963,779
                            15,000,000     New Mexico State (Floaters Trust -- Series L38) VRDN
                                            1.80% due 06/30/2005 (a)(b) ............................  15,000,000
----------------------------------------------------------------------------------------------------------------
New York --                 20,400,000     Binghamton, New York BAN 3.00% due 09/22/2005 ..........   20,632,141
2.2%                         5,500,000     Connetquot, New York Central School District BAN
                                            2.00% due 01/27/2005 ...................................   5,511,112
                             8,000,000     Herricks, New York School District BAN 2.00%
                                            due 12/02/2004 .........................................   8,005,556

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================
                                                                                                        Value
                          Face Amount                   Issue                                         (Note 1a)
================================================================================================================

New York$                   10,000,000     Hilton, New York Central School District BAN 3.00%
(continued)                                 due 06/23/2005 ......................................... $10,085,641
                             9,275,000     Long Island Power Authority, New York Electric System
                                            Revenue (Floaters -- Series 822) VRDN 1.78%
                                            due 09/01/2029 (a)(b) ...................................  9,275,000
                            60,870,000     Metropolitan Transportation Authority, New York
                                            Revenue (Floaters -- Series 823-D) VRDN 1.78%
                                            due 11/15/2023 (a)(b) ................................... 60,870,000
                            30,000,000     New York City Transportation Finance Authority VRDN
                                            1.69% due 11/09/2004 (a) ................................ 30,000,000
                            35,000,000     New York, New York (ROCS RR II 251) VRDN 1.83%
                                            due 12/15/2019 (a)(b) ................................... 35,000,000
                            30,315,000     Rochester, New York (Series II) BAN 3.00%
                                            due 10/21/2005 .......................................... 30,635,176
                            10,000,000     Rochester, New York (Series III) RAN 3.00%
                                            due 06/30/2005 .......................................... 10,078,445
                             7,620,074     Sidney, New York Central School District BAN 3.00%
                                            due 06/30/2005 ..........................................  7,682,256
                            25,000,000     Ulster County, New York BAN 2.75% due 06/10/2005 ......... 25,171,199
----------------------------------------------------------------------------------------------------------------
North Carolina --           14,000,000     Municipal Securities Trust Certificates (Class A --
0.8%                                        Series 2001-125) DDN 1.75% 07/23/2015 (a)(b)............. 14,000,000
                            20,000,000     North Carolina Housing Finance Agency
                                           (Home Ownership -- Series 17-C) VRDN 1.78%
                                            due 07/01/2033 (a) ...................................... 20,000,000
                            24,805,000     North Carolina Medical Care Community Health Care
                                            Facilities Revenue (Carol Woods Project) DDN 1.78%
                                            due 04/01/2031 (a) ...................................... 24,805,000
                            17,650,000     North Carolina Medical Care Community Health Care
                                            Facilities Revenue (Friends Home) VRDN 1.80%
                                            due 09/01/2033 (a) ...................................... 17,650,000
                            21,795,000     North Carolina Medical Care Community Retirement
                                            Revenue (Adult Community Services -- Series B) DDN
                                            1.76% due 11/15/2009 (a) ................................ 21,795,000
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================
                                                                                                        Value
                          Face Amount                   Issue                                         (Note 1a)
================================================================================================================
North Dakota --          $  32,880,000     Ward County, North Dakota Health Care Facilities
0.3%                                        Revenue (Trinity Obligation Group -- Series A)
                                            DDN 1.79% due 07/01/2029 (a) ........................... $32,880,000
----------------------------------------------------------------------------------------------------------------
Ohio -- 4.4%                 8,000,000     ABN-AMRO Muni Tops -- Cincinnati Ohio City
                                            School District (Series 2003-34) VRDN 1.80%
                                            due 12/01/2011 (a)(b) .................................... 8,000,000
                             5,035,000     ABN-AMRO Muni Tops -- University of Cincinnati
                                            Ohio General Receipts (Series 2004-04) VRDN 1.10%
                                            due 03/09/2005 (a)(b) .................................... 5,035,000
                             4,995,000     ABN-AMRO Muni Tops -- Certificates Trust
                                           (Series 2004-23) VRDN 1.80% due 12/01/2011 (a)(b)           4,995,000
                             9,755,000     Akron, Ohio BAN 2.00% due 11/04/2004 ...................... 9,755,750
                             2,100,000     Brunswick, Ohio BAN 2.50% due 05/26/2005 .................. 2,109,900
                             5,295,000     Butler County, Ohio Hospital Facilities Revenue
                                           (Middletown Regional Hosptial) VRDN 1.78%
                                            due 11/01/2010 (a) ....................................... 5,295,000
                             5,000,000     Cincinnati, Ohio City School District (Series 2004-34)
                                            VRDN 1.80% due 12/01/2031 (a) ............................ 5,000,000
                             9,300,000     Clinton County, Ohio Hospital Revenue (McCullough-
                                            Hydo Project -- Series B-1) VRDN 1.82%
                                            due 11/01/2020 (a) ....................................... 9,300,000
                             9,300,000     Clinton County, Ohio Hospital Revenue (Series D-1)
                                            VRDN 1.84% due 12/01/2015 (a) ............................ 9,300,000
                             5,018,000     Clipper Tax-Exempt Trust -- Ohio Housing Finance
                                            Agency (Series 2000-4) VRDN 1.88%
                                            due 06/01/2005 (a)(b) .................................... 5,018,000
                            10,000,000     Columbus, Ohio Regional Apartment Authority Revenue
                                           (Series A) VRDN 1.78% due 01/01/2030 (a) ..................10,000,000
                             4,300,000     Cuyahoga County, Ohio Civic Facilities Revenue
                                            Center for Families & Children VRDN 1.84%
                                             due 06/01/2024 (a) ...................................... 4,300,000
                            10,005,000     Cuyahoga County, Ohio Hospital Facilities Revenue
                                           (Jennings Center) VRDN 1.84% due 11/01/2023 (a) ...........10,005,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================
                                                                                                         Value
                          Face Amount                   Issue                                          (Note 1a)
================================================================================================================

Ohio                      $  7,815,000 Cuyahoga County, Ohio Hospital Facilities Revenue
(continued)                            (Metrohealth System Project) VRDN 1.82%
                                        due 03/01/2033 (a) ....................................       $7,815,000
                             4,900,000     Cuyahoga County, Ohio Hospital Facilities Revenue
                                           (Sisters of Charity Health System) VRDN 1.81%
                                            due 11/01/2030 (a) ....................................    4,900,000
                             2,145,000     Cuyahoga County, Ohio M/F Revenue (St. Vitus Village
                                            Apartments Project) VRDN 1.84% due 06/01/2022 (a)          2,145,000
                             4,655,000     Deerfield Township, Ohio (Tax Increment Revenue --
                                            Series B) VRDN 1.82% due 12/01/2022 (a) ...............    4,655,000
                             3,500,000     Eagle Tax-Exempt Trust -- Ohio Water Development
                                            Authority (Ohio Edison) VRDN 1.80%
                                            due 07/01/2015 (a)(b) .................................    3,500,000
                             4,800,000     Eagle Tax-Exempt Trust -- Ohio Edison (Series 953509)
                                            VRDN 1.80% due 07/01/2015 (a)(b) ......................    4,800,000
                            15,000,000     Eagle Tax-Exempt Trust -- Cleveland Water
                                           (Series 983501) VRDN 1.80% due 01/01/2025 (a)(b) ......    15,000,000
                            22,065,000     Eagle Tax-Exempt Trust -- Ohio State Turnpike Revenue
                                           (Series 983502) VRDN 1.80% due 02/15/2020 (a)(b) ......    22,065,000
                             8,725,000     Franklin County, Ohio Hospital Revenue (Children's
                                            Hospital) VRDN 1.78% due 11/01/2025 (a) ...............    8,725,000
                            10,305,000     Franklin County, Ohio Hospital Revenue
                                           (Children's Hospital Project Ambac) VRDN 1.78%
                                            due 11/01/2033 (a) ....................................   10,305,000
                             4,365,000     Franklin County, Ohio M/F Revenue (Community
                                            Housing Network) VRDN 1.84% due 03/01/2027 (a)             4,365,000
                             7,335,000     Geauga County, Ohio Revenue (Sisters of Notre Dame
                                            Project) VRDN 1.84% due 08/01/2016 (a) ................    7,335,000
                            13,750,000     Hamilton County, Ohio Hospital Facilities Revenue
                                           (Children's Hospital Medical Center) VRDN 1.78%
                                            due 05/15/2017 (a) ....................................   13,750,000
                            10,615,000     Hamilton County, Ohio Parking System Revenue VRDN
                                            1.78% due 12/01/2026 (a) ..............................   10,615,000
                            20,305,000     Hamilton County, Ohio Student Housing Revenue
                                           (Stratford Heights Project) VRDN 1.79%
                                            due 08/01/2036 (a) ....................................   20,305,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================
                                                                                                        Value
                          Face Amount                   Issue                                         (Note 1a)
================================================================================================================

Ohio                     $  11,570,000     Hamilton County, Ohio Student Housing Revenue
(continued)                                (Block 3 Project) VRDN 1.79% due 08/01/2036 (a) ..........$11,570,000
                             7,500,000     Huron County, Ohio Hospital Facilities Revenue
                                           (Norwalk Area Health System) VRDN 1.79%
                                            due 12/01/2027 (a) ....................................... 7,500,000
                             5,000,000     Kent, Ohio BAN 2.75% due 10/20/2005 ....................... 5,040,294
                             4,600,000     Licking County, Ohio IDR (Renosol Corp. Project)
                                            VRDN 1.92% due 06/01/2030 (a) ............................ 4,600,000
                             3,655,000     Lucas-Beacon Place Housing Development Corp. M/F
                                            Revenue (Beacon Place Apartments Project) FXRDN
                                            2.00% due 03/15/2005 ..................................... 3,655,000
                             4,700,000     Mason, Ohio BAN 2.75% due 05/26/2005 .....................  4,728,700
                             1,695,000     Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project)
                                            VRDN 1.92% due 08/01/2017 (a) ............................ 1,695,000
                            11,435,000     Middleburg Heights, Ohio Hospital Revenue (Southwest
                                            General Health) VRDN 1.81% due 08/15/2022 (a) ............11,435,000
                             2,600,000     Montgomery County, Ohio EDR (Benjamin & Marian
                                            Project -- Series A) VRDN 1.84% due 04/01/2011 (a)         2,600,000
                                            Montgomery County, Ohio Health Revenue (Miami
                                            Valley Hospital -- Series 1998-B) CP:
                            50,000,000     1.27% due 11/10/2004 ......................................50,000,000
                            50,000,000     1.80% due 12/08/2004 ......................................50,000,000
                            44,500,000     Montgomery County, Ohio Health Revenue (Miami
                                            Valley Hospital -- Series 1998-A) DDN 1.74%
                                            due 11/15/2022 (a) .......................................44,500,000
                            12,000,000     Municipal Securities Trust Certificates (Class A --
                                            Series 104) VRDN 1.75% due 11/14/2017 (a)(b) .............12,000,000
                             1,300,000     Ohio State Air Quality Development Authority Revenue
                                           (Cincinnati Gas & Electric -- Series B) VRDN 1.92%
                                            due 09/01/2030 (a) ....................................... 1,300,000
                             7,320,000     Ohio State EDR (Goodwill Industrial Miami Valley
                                            Project) VRDN 1.81% due 06/01/2023 (a) ................... 7,320,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================
                                                                                                         Value
                          Face Amount                   Issue                                          (Note 1a)
================================================================================================================

Ohio                      $  4,000,000     Ohio State Higher Educational Facilities Revenue
(continued)                                (Ashland University Project) VRDN 1.81%
                                            due 09/01/2024 (a) ...................................    $4,000,000
                             1,680,000     Ottawa County, Ohio IDR (Adrian Sand & Stone Inc.
                                            Project) VRDN 1.89% due 10/01/2008 (a) ...............     1,680,000
                             5,500,000     Painesview, Ohio Local School District BAN 1.76%
                                            due 02/17/2005 .......................................     5,505,435
                             8,070,000     Port Authority of Columbiana County, Ohio IDR
                                           (GEI of Columbiana Inc. Project) VRDN 1.89%
                                            due 06/01/2022 (a) ...................................     8,070,000
                             2,370,000     Princeton, Ohio City School District (Series 50-A)
                                            VRDN 1.80% due 12/01/2030 (a) ........................     2,370,000
                             6,540,000     Richland County, Ohio Revenue (Mansfield Area
                                           YMCA Project) VRDN 1.84% due 11/01/2019 (a) ..........      6,540,000
                             9,075,000     Salem, Ohio Civic Facilities Revenue (Salem Community
                                            Center Inc. Project) VRDN 1.84% due 06/01/2027 (a)         9,075,000
                                            South Lebanon Villiage, Ohio M/F Revenue (Housing --
                                            Pedcor Invests -- Cedars) VRDN:
                             7,700,000     (Series A) 1.90% due 09/01/2038 (a) ..................      7,700,000
                             1,100,000     (Series B) 1.85% due 09/01/2038 (a) ..................      1,100,000
                             1,600,000     Springboro, Ohio BAN 2.75% due 05/26/2005 ............      1,609,770
                            20,000,000     University of Toledo, Ohio General Receipts DDN
                                            1.74% due 06/01/2032 (a) .............................    20,000,000
                             4,245,000     Willoughby, Ohio IDR (Kennedy Group Inc. Project)
                                            VRDN 1.89% due 09/01/2018 (a) ........................     4,245,000
                             1,580,000     Wood County, Ohio IDR (GHT Property Management
                                            LLC Project) VRDN 1.91% due 08/01/2019 (a) ...........     1,580,000
                             2,235,000     Wood County, Ohio IDR (TL INDS & AMPP Inc.
                                            Project) VRDN 1.89% due 05/01/2011 (a) ...............     2,235,000
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma --                                Cleveland County, Oklahoma Development Authority
1.8%                                        Cleveland County, Oklahoma Development Authority
                                            S/F Revenue FXRDN:
                             4,100,000     1.89% due 05/25/2005 .................................      4,100,000
                             4,185,000     1.93% due 04/25/2005 .................................      4,185,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=======================================================================================================================
                                                                                                               Value
                          Face Amount                   Issue                                                (Note 1a)
=======================================================================================================================

Oklahoma                 $  17,827,242     Comanche County, Oklahoma Home Finance S/F
(continued)                                 Revenue Notes (Series A) FXRDN 1.89%
                                            due 04/01/2005 ..............................................   $17,827,242
                             3,719,535     Comanche County, Oklahoma Home Finance S/F
                                            Revenue Notes (Series A) FXRDN 1.89%
                                            due 05/02/2005 ..............................................     3,719,535
                             7,500,000     Grand Gateway Home Finance Authority S/F Mortgage
                                            Revenue (Series A) FXRDN 1.88% due 02/01/2005 ...............     7,500,000
                             5,415,000     Oklahoma County, Oklahoma Finance Authority
                                            Revenue (Oklahoma County Housing Preservation)
                                             VRDN 1.79% due 01/01/2033 (a) ...............................    5,415,000
                            30,170,000     Oklahoma Development Finance Authority Revenue
                                           (Inverness Village -- Continuing Care Retirement --
                                            Series C) DDN 1.79% due 02/01/2012 (a) ......................    30,170,000
                             5,000,000     Oklahoma Development Finance Authority Revenue
                                           (ConocoPhillips Co. Project) FXRDN 1.35%
                                            due 12/01/2004 ..............................................     5,000,000
                            46,392,087     Oklahoma County, Oklahoma Home Finance Authority
                                            S/F Mortgage Revenue FXRDN 1.90%
                                            due 05/02/2005 ..............................................    46,392,087
                             4,079,000     Oklahoma Housing Finance Agency S/F Revenue
                                            FXRDN 1.98% due 05/25/2005 ..................................     4,079,000
                            70,260,000     Oklahoma State Industrial Authority Revenue (Integris
                                            Baptist -- Series B) VRDN 1.74% due 08/15/2029 (a) ..........    70,260,000
                            11,395,000     Tulsa County, Oklahoma Home Finance Authority S/F
                                            Mortgage Revenue (Series A) FXRDN 1.89%
                                            due 04/01/2005 ..............................................    11,395,000
---------------------------------------------------------------------------------------------------------------------------------
Oregon --                   10,000,000     ABN-AMRO Muni Tops -- Portland, Oregon
1.3%                                       (Series 2001-4) VRDN 1.80% due 06/01/2009 (a)(b) ............     10,000,000
                             4,646,500     Clackamas County, Oregon Health Facilities Authority
                                            Hospital Revenue (Floaters -- Series 689) VRDN
                                            1.84% due 12/25/2005 (a)(b) .................................     4,646,500

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=============================================================================================================
                                                                                                     Value
                          Face Amount                   Issue                                      (Note 1a)
=============================================================================================================

Oregon                    $  8,250,000     Multnomah County, Oregon Hospital Facilities
(continued)                                 Authority Revenue (Holladay Park Plaza Revenue
                                            Project) DDN 1.76% due 11/15/2033 (a) ..............   $8,250,000
                             5,015,000     Oregon State (ROCS RR II R 6001) VRDN 1.81%
                                            due 08/01/2022 (a)(b) ..............................    5,015,000
                                            Oregon State EDR (Newsprint Co. Project) DDN:
                            21,900,000     (Series 197) 1.77% due 08/01/2025 (a)(b) ...........    21,900,000
                            16,070,000     (Series 197) 1.77% due 12/01/2025 (a)(b) ...........    16,070,000
                            18,600,000     (Series 202) 1.77% due 04/01/2026 (a)(b) ...........    18,600,000
                            13,000,000     (Series 203) 1.77% due 12/01/2026 (a)(b) ...........    13,000,000
                             5,410,000     Oregon State Health, Housing, Educational & Cultural
                                            Facilities Authority (Assumption Village Project --
                                            Series A) VRDN 1.79% due 03/01/2033 (a) ............    5,410,000
                                            Oregon State Health Sciences University Revenue
                            15,000,000     (Series A) 1.79% due 07/01/2033 (a) ................    15,000,000
                            24,000,000     (Series B) 1.79% due 07/01/2033 (a) ................    24,000,000
                             6,400,000     Oregon State Housing & Community Services Revenue
                                            S/F (Mortgage Program -- Series D) FXRDN 1.16%
                                            due 05/05/2005 .....................................    6,400,000
                             7,750,000     Portland, Oregon EDR (Broadway Project -- Series A)
                                            VRDN 1.79% due 04/01/2035 (a) ......................    7,750,000
-------------------------------------------------------------------------------------------------------------
Pennsylvania --             15,535,000     Allegheny County, Pennsylvania IDA Health & Housing
2.7%                                        Facilities Revenue (Longwood -- Series B) DDN
                                            1.78% due 07/01/2027 (a) ...........................   15,535,000
                            11,500,000     Allegheny County, Pennsylvania (Series C-51) FXRDN
                                            1.40% due 05/01/2005 ...............................   11,500,000
                             1,515,000     Cumberland County, Pennsylvania Municipal
                                            Authority Retirement Community Revenue
                                            (Wesley Affiliated Services -- Series C) VRDN 1.77%
                                             due 01/01/2037 (a) .................................   1,515,000
                            43,005,000     Dauphin County, Pennsylvania General Authority
                                            Revenue (School District Pooled Finance) VRDN
                                            1.84% due 09/01/2032 (a) ...........................   43,005,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

===================================================================================================================
                                                                                                           Value
                          Face Amount                   Issue                                            (Note 1a)
===================================================================================================================

Pennsylvania             $  47,000,000     Emmaus, Pennsylvania General Authority Revenue
(continued)                                (Loan Program -- Series A) VRDN 1.78%
                                            due 03/01/2030 (a) ......................................   $47,000,000
                                           Emmaus, Pennsylvania General Authority Revenue
                                           (Local Government Pool) VRDN:
                             4,500,000     (Series C-7) 1.79% due 03/01/2024 (a) ...................      4,500,000
                             5,900,000     (Series E-18) 1.79% due 03/01/2024 (a) ..................      5,900,000
                             8,725,000     Erie County, Pennsylvania Hospital Authority
                                           Revenue (Floaters -- Series 820) VRDN 1.80%
                                            due 07/01/2022 (a)(b) ...................................     8,725,000
                             4,000,000     Montgomery County, Pennsylvania IDA PCR VRDN
                                            1.77% due 10/01/2034 (a) ................................     4,000,000
                            19,300,000     Municipal Securities Trust Certificates -- Pennsylvania
                                            State (Class A -- Series 110) DDN 1.75%
                                            due 08/17/2010 (a)(b) ...................................    19,300,000
                             9,610,000     New Garden, Pennsylvania General Authority Municipal
                                            Revenue (Municipal Pooled Financing Program --
                                             Series I) VRDN 1.84% due 11/01/2029 (a) .................    9,610,000
                            44,800,000     New Garden, Pennsylvania General Authority Municipal
                                            Revenue (Municipal Pooled Financing Program --
                                            Series II) VRDN 1.84% due 12/01/2033 (a) ................    44,800,000
                            14,000,000     Pennsylvania State (Putters -- Series 512) VRDN 1.78%
                                            due 09/01/2014 (a)(b) ...................................    14,000,000
                             8,430,000     Pennsylvania State Turnpike Community Revenue
                                           (Series 2004-29) VRDN 1.80% due 12/01/2034 (a) ..........      8,430,000
                               300,000     Philadelphia, Pennsylvania Hospital & Higher
                                            Educational Authority Revenue (Wills Eye Hospital
                                            Project) VRDN 1.76% due 11/01/30 (a) ....................       300,000
                             9,364,500     Philadelphia, Pennsylvania School District (Floaters --
                                            Series 496) VRDN 1.80% due 04/01/2027 (a)(b) ............     9,364,500
                            71,500,000     Philadelphia, Pennsylvania School District TRAN 3.00%
                                            due 06/30/2005 ..........................................    72,145,692
-------------------------------------------------------------------------------------------------------------------
Puerto Rico --              66,000,000     Puerto Rico, Commonwealth TRAN 3.00%
0.6%                                        due 07/29/2005 ..........................................    66,652,597
 ------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

===================================================================================================================
                                                                                                            Value
                          Face Amount                   Issue                                             (Note 1a)
===================================================================================================================

Rhode Island --           $  7,500,000     Lincoln, Rhode Island BAN 1.70% due 11/08/2004 ..........     $7,580,682
0.4%                         3,400,000     Rhode Island State EDR (Immunex Rhode Island Corp.
                                            Sewer Project) VRDN 1.84% due 12/01/2023 (a) ............     3,400,000
                             7,000,000     Rhode Island State Health & Educational Building
                                            Corp. Revenue (La Salle Academy) VRDN 1.77%
                                            due 07/01/2033 (a) ......................................     7,000,000
                             5,000,000     Rhode Island State Health & Educational Building
                                            Corp. Revenue (Jewish Services Agency) VRDN 1.77%
                                            due 12/01/2032 (a) ......................................     5,000,000
                             5,000,000     Rhode Island State Health & Educational Building
                                            Corp. Revenue (Pennfield School) VRDN 1.77%
                                            due 09/01/2034 (a) ......................................     5,000,000
                             3,150,000     Rhode Island State Health & Educational Building
                                            Corp. Revenue (Thundermist) VRDN 1.77%
                                            due 02/01/2034 (a) ......................................     3,150,000
                             2,470,000     Rhode Island State Housing & Mortgage Finance M/F
                                            Corp. (Smith Building Development Corp.) VRDN
                                            1.82% due 12/01/2028 (a) ................................     2,470,000
                             2,300,000     Rhode Island State Industrial Facilities Corporation IDR
                                           (Capital Development Corp. Project) VRDN 1.72%
                                            due 11/01/2005 (a) ......................................     2,300,000
                             4,270,000     Rhode Island State Industrial Facilities Corporation IDR
                                           (Hall Real Estate LLC Project) VRDN 1.84%
                                            due 02/01/2021 (a) ......................................     4,270,000
                             1,050,000     Rhode Island State Industrial Facilities Corporation IDR
                                           (Gardener Specialty -- Series A) VRDN 1.85%
                                            due 05/01/2021 (a) ......................................     1,050,000
 ------------------------------------------------------------------------------------------------------------------
South Carolina --            4,100,000     Darington County, South Carolina IDR (Nucor Corp.
0.8%                                        Project -- Series A) VRDN 1.85% due 08/01/2029 (a)            4,100,000
                             5,280,000     Greenville Hospital System, South Carolina Hospital
                                            Facilities Revenue (ROCS RR II R 2025) VRDN
                                            1.81% due 05/01/2019 (a)(b) .............................     5,280,000
                             5,000,000     Rock Hill, South Carolina Utilities System Revenue
                                           (Series B) VRDN 1.80% due 01/01/2033 (a) ................      5,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================
                                                                                                        Value
                          Face Amount                   Issue                                         (Note 1a)
================================================================================================================

South Carolina           $  10,800,000     South Carolina Governmental Organizations Certificates
(continued)                                 Partnership BAN 2.75% due 04/15/2005 .................   $10,858,781
                            20,950,000     South Carolina EDA Health Facilities Revenue
                                           (Episcopal Church Home) VRDN 1.86%
                                            due 04/01/2027 (a) ...................................    20,950,000
                             6,250,000     South Carolina EDA EDR (Holcim US Inc. Project)
                                            VRDN 1.92% due 12/01/2033 (a) ........................     6,250,000
                            11,250,000     South Carolina EDA EDR (Giant Cement Holding Inc.)
                                            VRDN 1.83% due 12/01/2022 (a) ........................    11,250,000
                             1,045,000     South Carolina EDA EDR (Parkway Products Inc.
                                            Project) VRDN 1.86% due 11/01/2007 (a) ...............     1,045,000
                             4,405,000     South Carolina EDA EDR (Performance Friction Corp.
                                            Project) VRDN 1.86% due 06/01/2012 (a) ...............     4,405,000
                             5,285,000     South Carolina EDA IDR (Core Materials Corp. Project)
                                            VRDN 1.91% due 04/01/2013 (a) ........................     5,285,000
                             3,100,000     South Carolina EDA IDR (Electric City Printing Co.
                                            Project) VRDN 1.96% due 07/01/2012 (a) ...............     3,100,000
                             4,580,000     South Carolina State Public Service Authority
                                            Revenue (ROCS RR II R 6007) VRDN 1.81%
                                            due 01/01/2022 (a)(b) ................................     4,580,000
                            11,100,000     South Carolina Transportation Infrastructure Bank
                                            Revenue Municipal Securities Trust (SGA 116) DDN
                                            1.75% due 10/01/2027 (a)(b) ..........................    11,100,000
                             5,255,000     South Carolina Transportation Infrastructure Bank
                                            Revenue (Putters -- Series 316) VRDN 1.78%
                                            due 10/01/2027 (a) ...................................     5,255,000
 ---------------------------------------------------------------------------------------------------------------
South Dakota --             33,200,000     South Dakota State Health & Educational Facilities
0.3%                                        Authority Revenue (Rapid City Regional Hospital
                                            MBIA) DDN 1.74% due 09/01/2027 (a) ...................    33,200,000
 ---------------------------------------------------------------------------------------------------------------
Tennessee --                          Blount County, Tennessee Public Building Authority
6.6%                                  (Local Government Public Improvement) DDN:
                            20,000,000     (Series A-1-A) 1.74% due 06/01/2031 (a) ..............     20,000,000
                            16,070,000     (Series A-1-B) 1.74% due 06/01/2022 (a) ..............     16,070,000
                            11,500,000     (Series A-1-C) 1.74% due 06/01/2017 (a) ..............     11,500,000
                             3,165,000     (Series A-1-D) 1.74% due 06/01/2025 (a) ..............      3,165,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================
                                                                                                        Value
                          Face Amount                   Issue                                         (Note 1a)
================================================================================================================

Tennessee $                 11,175,000    (Series A-2-A) 1.74% due 06/01/2030 (a) ...............    $11,175,000
(continued)                 10,000,000    (Series A-2-B) 1.74% due 06/01/2025 (a) ...............     10,000,000
                             5,000,000    (Series A-2-C) 1.74% due 06/01/2021 (a) ...............      5,000,000
                            10,000,000    (Series A-2-D) 1.74% due 06/01/2026 (a) ...............     10,000,000
                            33,100,000    (Series A-3-A) 1.74% due 06/01/2026 (a) ...............     33,100,000
                            10,000,000    (Series A-5-A) 1.74% due 06/01/2030 (a) ...............     10,000,000
                             5,700,000    (Series A-5-B) 1.74% due 06/01/2028 (a) ...............      5,700,000
                                            Clarksville, Tennessee Public Building Authority
                                            Revenue DDN:
                            12,580,000     1.75% due 07/01/2031 (a) ..............................    12,580,000
                             7,775,000     1.75% due 01/01/2033 (a) ..............................     7,775,000
                             5,815,000     Greeneville, Tennessee Health & Educational
                                            Facilities Board Hospital Revenue (Floating Rate
                                            Certificates --Series 172) VRDN 1.86%
                                            due 11/15/2008 (a)(b) .................................    5,815,000
                             5,855,000     Jackson, Tennessee Energy Authority Gas System
                                            Revenue VRDN 1.76% due 04/01/2027 (a) .................    5,855,000
                             4,845,000     Jackson, Tennessee Energy Authority Water System
                                            Revenue VRDN 1.76% due 12/01/2023 (a) .................    4,845,000
                            19,775,000     Johnson County, Tennessee Municipal Securities Trust
                                           (SGA 45) VRDN 1.75% due 05/01/2021 (a)(b) .............    19,775,000
                             7,080,000     Knox County, Tennessee Health, Educational & Housing
                                            Facilities Board Revenue (Cookeville Regional Project
                                            -- Series A-2) VRDN 1.89% due 10/01/2026 (a) ..........    7,080,000
                             7,800,000     Knox County, Tennessee Health, Educational & Housing
                                            Facilities Board Revenue (Baptist Hospital System
                                            Project) VRDN 1.89% due 04/01/2027 (a) ................    7,800,000
                             8,000,000     Lewisburg, Tennessee IDB (Solid Waste Disposal
                                            Revenue Waste Management Incorporated Project)
                                            VRDN 1.87% due 07/01/2033 (a) .........................    8,000,000
                                            Memphis, Tennessee Health, Educational & Housing
                                            Facilities Board Revenue (Not-For-Profit M/F
                                            Project) VRDN:
                             2,040,000     1.79% due 07/01/2032 (a) ..............................     2,040,000
                            10,000,000     1.79% due 08/01/2032 (a) ..............................    10,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================
                                                                                                         Value
                          Face Amount                   Issue                                          (Note 1a)
================================================================================================================

Tennessee                 $  9,185,000     Montgomery County, Tennessee Public Building
(continued)                                 Authority Revenue (Tennessee County Loan Pool)
                                            VRDN 1.77% due 09/01/2029 (a) .........................   $9,185,000
                                           Montgomery County, Tennessee Public Building Authority
                                            Revenue (Tennessee County Loan Pool) DDN:
                            38,870,000     1.75% due 04/01/2032 (a) ..............................    38,870,000
                            94,600,000     1.75% due 07/01/2034 (a) ..............................    94,600,000
                             8,500,000     Nashville & Davidson County, Tennessee VRDN 1.81%
                                            due 12/07/2004 (a) ....................................    8,500,000
                               520,000     Nashville & Davidson County, Tennessee IDB
                                            Revenue (Gibson Guitar Project) VRDN 1.85%
                                            due 03/01/2011 (a) ....................................      520,000
                             9,490,000     Nashville & Davidson County, Tennessee IDB Educational
                                            Facilities Revenue (David Lipscomb University Project)
                                            VRDN 1.77% due 02/01/2023 (a) .........................    9,490,000
                             1,995,000     Nashville & Davidson County, Tennessee District Energy
                                            System Revenue (ROCS RR II R 2072) VRDN 1.15%
                                            due 10/01/2022 (a)(b) .................................    1,995,000
                             4,195,000     Nashville & Davidson County, Tennessee H & E
                                            Facilities Board Revenue (Floaters Certificates --
                                            Series 533) VRDN 1.81% due 11/15/2016 (a)(b) ..........    4,195,000
                             4,100,000     Nashville & Davidson County, Tennessee Sports
                                            Authority Revenue (Putters -- Series 543) VRDN
                                            1.80% due 07/01/2012 (a)(b) ...........................    4,100,000
                                           Sevier County, Tennessee Public Building Authority
                                           (Local Government Public Improvement) DDN:
                            28,185,000    (Series IV-1) 1.74% due 06/01/2023 (a) ................     28,185,000
                             6,000,000    (Series IV-2) 1.74% due 06/01/2020 (a) ................      6,000,000
                             8,000,000    (Series IV-3) 1.74% due 06/01/2025 (a) ................      8,000,000
                             8,365,000    (Series IV-A-2) 1.74% due 06/01/2025 (a) ..............      8,365,000
                             9,000,000    (Series IV-A-3) 1.74% due 06/01/2020 (a) ..............      9,000,000
                            20,840,000    (Series IV-B-1) 1.74% due 06/01/2020 (a) ..............     20,840,000
                             7,000,000    (Series IV-B-3) 1.74% due 06/01/2013 (a) ..............      7,000,000
                             6,000,000    (Series IV-B-4) 1.74% due 06/01/2025 (a) ..............      6,000,000
                            10,000,000    (Series IV-B-5) 1.74% due 06/01/2022 (a) ..............     10,000,000
                             5,910,000    (Series IV-B-6) 1.74% due 06/01/2020 (a) ..............      5,910,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=============================================================================================================
                                                                                                      Value
                          Face Amount                   Issue                                       (Note 1a)
=============================================================================================================

Tennessee                 $  5,000,000    (Series IV-B-10) 1.74% due 06/01/2023 (a) ..........     $5,000,000
(continued)                 11,800,000    (Series IV-D-2) 1.74% due 06/01/2025 (a) ...........     11,800,000
                             5,765,000    (Series IV-E-2) 1.74% due 06/01/2021 (a) ...........      5,765,000
                             5,000,000    (Series IV-F-3) 1.74% due 06/01/2021 (a) ...........      5,000,000
                            10,000,000    (Series IV-G-1) 1.74% due 06/01/2026 (a) ...........     10,000,000
                             9,100,000    (Series IV-G-2) 1.74% due 06/01/2022 (a) ...........      9,100,000
                             7,500,000    (Series IV-G-3) 1.74% due 06/01/2022 (a) ...........      7,500,000
                             9,200,000    (Series IV-H-1) 1.74% due 06/01/2025 (a) ...........      9,200,000
                             5,050,000    (Series IV-H-2) 1.74% due 06/01/2027 (a) ...........      5,050,000
                            10,000,000    (Series IV-I-1) 1.74% due 06/01/2032 (a) ...........     10,000,000
                             5,280,000    (Series IV-I-3) 1.74% due 06/01/2015 (a) ...........      5,280,000
                            18,000,000    (Series IV-J-1) 1.74% due 06/01/2028 (a) ...........     18,000,000
                                            Shelby County, Tennessee CP:
                            13,000,000     1.27% due 11/10/2004 ...............................    13,000,000
                            13,000,000     1.80% due 12/08/2004 ...............................    13,000,000
                            79,000,000     Shelby County, Tennessee (Series B) FXRDN 1.75%
                                            due 01/10/2005 .....................................   79,107,937
                             4,680,000     Shelby County, Tennessee (ROCS RR II R 3023) VRDN
                                            1.81% due 04/01/2020 (a) ...........................    4,680,000
                            39,185,000     Tennessee Housing & Development Agency S/F
                                            Mortgage Revenue (Series R-9) FXRDN 1.58%
                                            due 01/13/2005 .....................................   39,185,000
                            18,845,000     Tennessee Housing & Development Agency S/F
                                            Mortgage Revenue (Series 2004) FXRDN 1.61%
                                            due 08/11/2005 .....................................   18,845,000
 ------------------------------------------------------------------------------------------------------------
Texas --                    24,884,000     ABN-AMRO Muni Tops -- Texas A&M University
14.7%                                       Revenue (Series 1999-5) VRDN 1.81%
                                            due 12/06/2006 (a)(b) ..............................   24,884,000
                            15,750,000     ABN-AMRO Muni Tops -- Houston, Texas Airport
                                            System (Series 1998-15) VRDN 1.87%
                                            due 07/05/2006 (a)(b) ..............................   15,750,000
                            20,000,000     ABN-AMRO Muni Tops -- Dallas, Texas Waterworks
                                            & Sewer Systems Revenue (Series 1998-19) VRDN
                                            1.81% due 07/04/2007 (a)(b) ........................   20,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

================================================================================================================
                                                                                                         Value
                          Face Amount                   Issue                                          (Note 1a)
================================================================================================================

Texas                     $  9,000,000     ABN-AMRO Muni Tops -- San Antonio, Texas Electric
(continued)                                 & Gas Revenue (Series 1998-22) VRDN 1.81%
                                            due 01/02/2007 (a)(b) ................................... $9,000,000
                             9,510,000     ABN-AMRO Muni Tops -- Keller, Texas Independent
                                            School District (Series 2001-26) VRDN 1.81%
                                            due 07/01/2009 (a)(b) ...................................  9,510,000
                                           Bell County, Texas Health Facilities Development Corp.
                                            Revenue (Scott & White Member Hospital) DDN:
                            34,135,000    (Series B-1) 1.74% due 08/15/2029 (a) ...................   34,135,000
                            27,830,000    (Series B-2) 1.74% due 08/15/2029 (a) ...................   27,830,000
                            14,810,000    (Series 2001-1) 1.74% due 08/15/2031 (a) ................   14,810,000
                            80,880,000    (Series 2001-2) 1.74% due 08/15/2031 (a) ................   80,880,000
                             4,865,000     Bexar County, Texas (Putters -- Series 537) VRDN
                                            1.80% due 06/15/2011 (a)(b) .............................  4,865,000
                                           Brazos River Authority Texas PCR VRDN:
                            34,600,000    (Series D-1) 1.86% due 05/01/2033 (a) ...................   34,600,000
                            19,770,000    (Series D-2) 1.86% due 05/01/2033 (a) ...................   19,770,000
                            20,000,000     Brazos River, Texas Harbor Navigator District
                                           (BASF Corp. Project) VRDN 1.87% due
                                           04/01/2037 (a) ..........................................  20,000,000
                             4,990,000     Cameron County, Texas Housing Finance Corp.
                                            FXRDN 1.87% due 09/01/2005 ..............................  4,990,000
                                            Cameron County, Texas Housing Finance Corp. S/F
                                            Mortgage Revenue (Series A) FXRDN:
                               465,992     1.79% due 02/04/2005 ....................................     465,992
                            16,500,000     1.79% due 06/01/2205 ....................................  16,500,000
                            18,646,043     Central Texas Housing Finance Corp. S/F Mortgage
                                            Revenue (Series A) FXRDN 1.87% due 07/01/2005 ........... 18,646,043
                             3,800,000     Corpus Christi, Texas Utilities System Revenue (ROCS
                                            RR II R 2149) VRDN 1.81% due 07/15/2024 (a)(b) ..........  3,800,000
                             8,400,000     Dallas Fort Worth, Texas International Airport
                                            Revenue VRDN 1.85% due 11/01/2032 (a) ...................  8,400,000
                             2,745,000     Dallas Fort Worth, Texas International Airport
                                            Revenue (Floaters -- Series 824) VRDN 1.25%
                                            due 11/01/2015 (a) ......................................  2,745,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================
                                                                                                         Value
                          Face Amount                   Issue                                          (Note 1a)
=================================================================================================================

Texas                     $  4,805,000     Dallas Fort Worth, Texas International Airport
(continued)                                 Revenue (Merlots -- Series A-13) VRDN 1.89%
                                            due 11/01/2011 (a)(b) ................................    $ 4,805,000
                             2,552,500      Denton, Texas School District (Floaters -- Series 951)
                                             VRDN 1.80% due 08/15/2033 (a)(b) .....................     2,552,500
                            13,350,000      Dickinson, Texas Independent School District Municipal
                                             Securities Trust Receipts (SGA 94) DDN 1.75%
                                             due 02/15/2028 (a) ...................................    13,350,000
                             6,000,000      Eagle Mountain & Saginaw, Texas School District
                                             VRDN 1.82% due 08/01/2030 (a) ........................     6,000,000
                            12,000,000      Eagle Tax-Exempt Trust -- Texas State Turnpike
                                             Authority (Series 02-6004) VRDN 1.81%
                                             due 08/15/2042 (a)(b) ................................    12,000,000
                             5,574,464      El Paso County, Texas Housing Finance Corp. S/F
                                             Mortgage Revenue (Series A) FXRDN 1.59%
                                             due 06/09/2005 .......................................     5,574,464
                            25,000,000      Gulf Coast IDA Texas Environment Facilities Revenue
                                            (Citgo Petroleum Corp. Project) DDN 1.79%
                                             due 03/01/2031 (a) ...................................    25,000,000
                             1,820,000      Gulf Coast Waste Disposal Authority Texas Environment
                                             Facilities Revenue (Waste Corp Texas Project) VRDN
                                             1.84% due 09/01/2022 (a) .............................     1,820,000
                            12,500,000      Gulf Coast Waste Disposal Authority Texas Solid Waste
                                             Disposal Revenue (Air Products Project) VRDN
                                             1.87% due 03/01/2035 (a) .............................    12,500,000
                             4,900,000      Gulf Coast Waste Disposal Authority Texas Solid Waste
                                             Disposal Revenue (Waste Management -- Series A)
                                             VRDN 1.82% due 04/01/2019 (a) ........................     4,900,000
                            34,400,000      Harris County, Texas Health Facilities Development
                                             Corp. Revenue (Texas Medical Center Project) DDN
                                             1.74% due 09/01/2031 (a) .............................    34,400,000
                           182,600,000      Harris County, Texas Health Facilities Development
                                             Corp. Revenue (Methodist Hospital) DDN 1.74%
                                             due 12/01/2032 (a) ...................................   182,600,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

==============================================================================================================
                                                                                                       Value
                          Face Amount                   Issue                                        (Note 1a)
==============================================================================================================

Texas                     $  4,000,000     Harris County, Texas (Eagle -- Series 2002-6012) GO
(continued)                                 VRDN 1.81% due 08/15/2030 (a) .......................   $4,000,000
                            84,490,000     Harris County, Texas Health Facilities Development
                                            Corp. Hospital Revenue (Texas Children's Hospital --
                                            Series B-1) VRDN 1.75% due 10/01/2029 (a) ...........   84,490,000
                             3,900,000     Harris County, Texas IDC Solid Waste Disposal Revenue
                                           (Deer Park Limited Partnership -- Series A) DDN
                                            1.81% due 02/01/2023 (a) ............................    3,900,000
                            13,460,000     Houston, Texas (Floaters Trust -- Series L-41) VRDN
                                            1.80% due 06/30/2005 (a)(b) .........................   13,460,000
                             6,590,000     Houston, Texas Utilities System Revenue (Series A)
                                            VRDN 1.79% due 05/25/2012 (a) .......................    6,590,000
                            10,000,000     Houston, Texas Water & Sewer System Revenue
                                           (Merlots -- Series C-20) VRDN 1.82%
                                            due 12/01/2032 (a)(b) ...............................   10,000,000
                            18,520,000     Houston, Texas Water & Sewer System Revenue
                                           (Merlots -- Series A-128) VRDN 1.84%
                                            due 12/01/2029 (a)(b) ...............................   18,520,000
                             6,200,000     Jewett Economic Development Corp. Texas IDR
                                           (Nucor Corp. Project) VRDN 1.85% due
                                            08/01/2038 (a) ......................................    6,200,000
                            28,500,000     Keller, Texas Independent School District Municipal
                                            Securities Trust Receipts (SGA 111) DDN 1.75%
                                            due 08/15/2030 (a)(b) ...............................   28,500,000
                             1,600,000     Longview Texas Industrial Corp. Revenue
                                           (Collins Industries Inc. Project) VRDN 1.84%
                                            due 04/01/2009 (a) ..................................    1,600,000
                             3,300,000     Mesquite, Texas IDR (Morrison Products) VRDN 1.84%
                                            due 01/10/2010 (a) ..................................    3,300,000
                            12,680,000     Mesquite, Texas School District VRDN 1.77%
                                            due 08/15/2025 (a) ..................................   12,680,000
                            11,900,000     Midlothian, Texas IDC PCR (Box -- Crow Cement Co.
                                            Project) VRDN 1.76% due 12/01/2009 (a) ..............   11,900,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

===================================================================================================================
                                                                                                            Value
                          Face Amount                   Issue                                             (Note 1a)
===================================================================================================================

Texas                       $  706,000     Montgomery County, Texas IDC Revenue
(continued)                                (Sawyer Research Products Inc.) VRDN 1.94%
                                            due 02/04/2015 (a) .......................................   $  706,000
                            13,460,000     Municipal Securities Trust Certificates -- Austin,
                                            Texas (Class A -- Series 105) DDN 1.75%
                                            due 06/08/2020 (a)(b) ....................................   13,460,000
                            18,780,000     Municipal Securities Trust Certificates -- Houston,
                                            Texas Water (Class A -- Series 2001-111) DDN
                                            1.75% due 05/07/2019 (a)(b) ..............................   18,780,000
                            35,735,000     Municipal Securities Trust Certificates--Houston,
                                            Texas Water (Class A -- Series 2001-123) DDN 1.75%
                                            due 02/24/2009 (a)(b) ....................................   35,735,000
                             8,015,000     Municipal Securities Trust Certificates -- San Antonio
                                            Water (Class A -- Series 2001-131) DDN 1.75%
                                            due 05/09/2017 (a)(b) ....................................    8,015,000
                             9,725,000     Municipal Securities Trust Certificates Perlin, Texas
                                           (Independent School House Board -- Class A --
                                            Series 2001-141) DDN 1.75% due 03/08/2017 (a)(b) .........    9,725,000
                             4,516,166     Nortex, Texas Housing Finance Corp. S/F Mortgage
                                            Revenue (Series A) FXRDN 1.88% due 01/02/2005 ............    4,516,166
                             3,900,000     North Center, Texas Health Facilities Development Corp.
                                            Revenue (Methodist Hospital Dallas -- Series B) DDN
                                            1.74% due 10/01/2015 (a) .................................    3,900,000
                            12,000,000     North Center, Texas Health Facilities Development Corp.
                                            Revenue (Methodist Hospital Dallas -- Series 98) CP
                                            1.43% due 12/01/2004 .....................................   12,000,000
                                           North East, Texas Independent School District VRDN:
                             6,900,000     (Putters -- Series 390) 1.80% due 02/01/2012 (a)(b) ......     6,900,000
                             6,165,000     (Putters -- Series 393) 1.80% due 02/01/2012 (a)(b) ......     6,165,000
                            17,500,000     North Texas Higher Educational Authority
                                           (Student Loan -- Series 93 -- A) VRDN 1.78%
                                            due 04/01/2005 (a) .......................................   17,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=====================================================================================================================
                                                                                                             Value
                          Face Amount                   Issue                                              (Note 1a)
=====================================================================================================================

Texas                    $  42,100,000     Nueces River, Texas IDA PCR (San Miguel Electric
(continued)                                (Co-op) CP 1.65% due 11/01/2004 ............................   $42,100,000
                             6,985,000     Plano, Texas Independent School District (ROCS RR II
                                            R 2106) VRDN 1.81% due 02/15/2018 (a)(b) ..................     6,985,000
                            15,000,000     Port Arthur, Texas Naval District Revenue (Series B)
                                            VRDN 1.85% due 05/01/2038 (a) .............................    15,000,000
                            10,000,000     Port Arthur, Texas Naval District Revenue (Atofina
                                            Project -- Series B) VRDN 1.85% due 05/01/2038 (a)             10,000,000
                            10,000,000     Port Arthur, Texas Naval District IDC (Air Products &
                                            Chemicals Project) VRDN 1.87% due 04/01/2035 (a) ..........    10,000,000
                            22,035,000     Port Arthur, Texas Naval District Environmental
                                            Facilities Revenue (Motiva Enterprises Project) VRDN
                                            1.92% due 12/01/2027 (a) ..................................    22,035,000
                            25,000,000     Port Corpus Christi, Texas Solid Waste Disposal
                                            Revenue (Flint Hills -- Series A) VRDN 2.12%
                                            due 07/01/2029 (a) ........................................    25,000,000
                            33,500,000     San Antonio, Texas Educational Facilities Corp. Revenue
                                            VRDN 1.70% due 11/08/2004 (a) .............................    33,500,000
                             5,000,000     San Marcos, Texas School District (Merlots --
                                            Series C-23) VRDN 1.70% due 08/01/2029 (a)(b) .............     5,000,000
                            10,189,436     Southeast, Texas Housing Finance Corp. S/F Mortgage
                                            Revenue FXRDN 1.82% due 04/01/2005 ........................    10,189,436
                            16,155,000     Tarrant County, Texas Health Facilities Development
                                            Corp. Revenue (Cumberland Rest Project) DDN
                                            1.76% due 08/15/2032 (a) ..................................    16,155,000
                            22,000,000     Texas State College Student Loan FXRDN 1.80%
                                            due 02/01/2009 ............................................    22,000,000
                            15,000,000     Texas State Department Housing & Community Affairs
                                            M/F Revenue (Arlington Villas -- Series A) VRDN
                                            1.84% due 12/01/2036 (a) ..................................    15,000,000
                             3,435,000     Texas State Department Housing & Community Affairs
                                            S/F VRDN 1.89% due 09/01/2028 (a) .........................     3,435,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

========================================================================================================================
                                                                                                                Value
                          Face Amount                   Issue                                                 (Note 1a)
========================================================================================================================

Texas                    $  14,000,000     Texas State (Floating Rate Trust Regional -- Series D)
(continued)                                 VRDN 1.80% due 08/31/2005 (a) ................................   $14,000,000
                             3,585,000     Texas State (ROCS RR II R 4020) VRDN 1.81% due
                                            10/01/2022 (a)(b) ............................................     3,585,000
                           325,000,000     Texas State TRAN 3.00% due 08/31/2005 ........................    328,732,128
                            30,000,000     Texas State Municipal Power Agency CP 1.75%
                                            due 11/02/2004 ...............................................    30,000,000
                            11,435,000     Texas State Municipal Securities Trust Receipts (SGA 92)
                                            DDN 1.75% due 08/01/2029 (a)(b) ..............................    11,435,000
                                           Texas State Turnpike Authority Revenue VRDN:
                             5,120,000      (Putters -- Series 325) 1.83% due 08/15/2027 (a)(b) ..........     5,120,000
                             3,370,000      (Putters -- Series 421) 1.83% due 08/15/2030 (a)(b) ..........     3,370,000
                             2,295,000     Texas State Turnpike Authority Revenue (ROCS RR II R
                                            284) VRDN 1.81% due 08/15/2039 (a)(b) ........................     2,295,000
                             6,000,000     Texas State Veterans Housing (Fund II -- Series A-2)
                                            VRDN 1.82% due 06/01/2033 (a) ................................     6,000,000
                            22,537,983     Travis County, Texas Housing Finance Corp. S/F
                                            Mortgage Revenue FXRDN 1.95% due 05/02/2005 ..................    22,537,983
                             7,130,000     Trinity River Authority Texas Solid Waste Disposal
                                            Revenue (Community Waste Disposal Project) VRDN
                                            1.84% due 05/01/2021 (a) .....................................     7,130,000
                             4,000,000     University of North Texas, University Revenue VRDN
                                            1.82% due 04/15/2034 (a) .....................................     4,000,000
                             6,690,000     University of Texas, University Revenue VRDN 1.81%
                                            due 07/01/2033 (a) ...........................................     6,690,000
                            21,995,000     University of Texas, University Revenue (Series 97)
                                            VRDN 1.80% due 08/15/2019 (a) ................................    21,995,000
                             5,645,000     Victoria County, Texas Hospital Revenue (Floaters --
                                            Series 959) VRDN 1.80% due 01/01/2016 (a)(b) .................     5,645,000
                             4,875,000     Williamson County, Texas (Putters -- Series 410) VRDN
                                            1.80% due 02/15/2012 (a) .....................................     4,875,000
 --------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================
                                                                                                         Value
                          Face Amount                   Issue                                          (Note 1a)
=================================================================================================================
Utah --                 $  101,100,000     Emery County, Utah PCR (Pacificorp Projects) DDN
1.6%                                        1.74% due 11/01/2024 (a) ..............................  $101,100,000
                             3,385,000     Logan City, Utah Revenue (Integrated System Inc. --
                                            Series A) VRDN 1.96% due 06/01/2014 (a) ...............     3,385,000
                                            Utah Housing Corp. S/F Mortgage Revenue VRDN:
                            14,335,000      (Series 4) 1.80% due 07/01/2034 (a) ...................    14,335,000
                            14,790,000      (Series F-1) 1.80% due 01/01/2034 (a) .................    14,790,000
                                           Utah Water Finance Agency Revenue VRDN:
                            12,100,000     (Series A-4) 1.79% due 07/01/2029 (a) .................     12,100,000
                             7,450,000     (Series A-5) 1.82% due 10/01/2027 (a) .................      7,450,000
                            13,150,000     (Series A-6) 1.82% due 10/01/2030 (a) .................     13,150,000
                            12,000,000     (Series A-8) 1.79% due 07/01/2032 (a) .................     12,000,000
                             9,000,000     (Series A-9) 1.79% due 07/01/2034 (a) .................      9,000,000
-----------------------------------------------------------------------------------------------------------------
Vermont --                   1,485,000     Vermont EDA IDR (Huber & Suhner -- Series A)
0.0%                                        VRDN 1.85% due 10/01/2016 (a) .........................     1,485,000
-----------------------------------------------------------------------------------------------------------------
Virginia --                  7,000,000     Charles City County, Virginia EDA Solid Waste Disposal
0.4%                                        Revenue (Waste Management Inc. Project -- Series A)
                                            VRDN 1.82% due 02/01/2029 (a) .........................     7,000,000
                            10,890,000     Fairfax County, Virginia EDA Student Housing Revenue
                                           (George Mason Unified Foundation Incorporated
                                            Project) VRDN 1.77% due 02/01/2029 (a) ................    10,890,000
                             3,395,000     Hampton, Virginia IDA Exempt Facilities Revenue
                                           (USA Waste of Virginia Landfills) VRDN 1.86%
                                            due 04/01/2013 (a) ....................................     3,395,000
                            10,000,000     Municipal Securities Trust Certificates (Upper
                                            Occoquan Sewer Authority Virginia -- Class A --
                                            Series 2001-159) DDN 1.75% due 03/19/2015 (a)(b) ......    10,000,000
                             6,000,000     Norfolk, Virginia Redevelopment & Housing Authority
                                            Revenue (Old Dominion University Project -- Series B)
                                            VRDN 1.77% due 08/01/2033 (a) .........................     6,000,000
                            11,385,000     Suffolk, Virginia IDA Residential Care Facilities
                                            Revenue (Lake Prince Center Project) VRDN 1.91%
                                            due 10/01/2031 (a) ....................................    11,385,000
-----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=====================================================================================================================
                                                                                                              Value
                          Face Amount                   Issue                                               (Note 1a)
=====================================================================================================================

Washington --             $  5,000,000     ABN-AMRO Muni Tops 2001-01 -- King County,
2.2%                                        Washington VRDN 1.81% due 07/01/2006 (a)(b) ................   $5,000,000
                             3,050,000     Bellevue, Washington (Eagle 2004-1011 -- Series A)
                                            VRDN 1.81% due 12/01/2043 (a)(b) ...........................    3,050,000
                             5,580,000     Clark County, Washington (Putters -- Series 540)
                                            VRDN 1.80% due 06/01/2012 (a)(b) ...........................    5,580,000
                             6,575,000     Clark County, Washington Public Utilities District
                                           (Merlots -- Series A -- 03) VRDN 1.84%
                                            due 01/01/2010 (a)(b) ......................................    6,575,000
                            26,745,000     Eagle Tax-Exempt Trust -- Port of Seattle, Washington
                                            Passenger Facility Charge (Series 984705) VRDN
                                            1.81% due 12/01/2019 (a)(b) ................................   26,745,000
                            14,680,000     Eagle Tax-Exempt Trust --Washington State Public
                                            Power Supply System (Nuclear Project Number 1 --
                                            Series 964702) VRDN 1.81% due 07/01/2011 (a)(b) ............   14,680,000
                            33,165,000     Energy Northwest, Washington Electric Revenue (Project
                                            No 3 -- Series D 1) VRDN 1.75% due 07/01/2018 (a) ..........   33,165,000
                             3,525,000     Grant County, Washington Public Utilities District
                                            No. 002 (Electric Revenue ROCS RR II R 2039)
                                            VRDN 1.81% due 01/01/2019 (a)(b) ...........................    3,525,000
                             6,270,000     King City, Washington (ROCS RR II R 2119) VRDN
                                            1.70% due 06/01/2021 (a)(b) ................................    6,270,000
                            12,200,000     Lynnwood Public Facilities District Revenue CP 1.25%
                                            due 12/01/2004 .............................................   12,200,000
                            23,600,000     Municipal Securities Trust Certificate (Washington State
                                            Motor Vehicle fuel -- Class A -- Series 2001-112)
                                            DDN 1.75% due 01/07/2021 (a)(b) ............................   23,600,000
                             5,720,000     Port Tacoma, Washington Revenue (Merlots --
                                            Series A-123) VRDN 1.89% due 12/01/2008 (a)(b) .............    5,720,000
                             3,355,000     Seattle, Washington Housing Authority Revenue
                                           (Wedgewood Estates Project) VRDN 1.84%
                                            due 09/01/2036 (a) .........................................    3,355,000
                             2,420,000     Seattle, Washington Housing Authority Revenue
                                           (Newholly Project -- Phase III) VRDN 1.84%
                                            due 12/01/2034 (a) .........................................    2,420,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

==============================================================================================================
                                                                                                       Value
                          Face Amount                   Issue                                        (Note 1a)
==============================================================================================================

Washington                $  9,680,000     Seattle, Washington Municipal Light & Power Revenue
(continued)                                (Municipal Securities Trust -- SGA 85) DDN 1.75%
                                            due 10/01/2023 (a)(b) ...............................   $9,680,000
                            10,000,000     Snohomish County, Washington Public Utility District
                                           (#001 Electric Revenue Municipal Securities Trust
                                           Receipts -- SGA -- 124) DDN 1.75% due
                                           12/01/2024 (a)(b) ...................................    10,000,000
                             5,235,000     Snohomish County, Transit Infrastructure Bank
                                            Revenue (Putters -- Series 316) VRDN 1.81%
                                            due 12/01/2023 (a)(b) ...............................    5,235,000
                             8,750,000     Washington State Economic Development Finance
                                            Authority EDR (Mount Ainstar Resort -- Series C)
                                            DDN 1.84% due 10/01/2023 (a) ........................    8,750,000
                             4,000,000     Washington State Economic Development Finance
                                            Authority Solid Waste Disposal Revenue (Waste
                                            Management Inc. Project -- Series D) VRDN 1.82%
                                            due 07/01/2027 (a) ..................................    4,000,000
                            22,060,000     Washington State Health Care Facilities Authority
                                            Revenue (Catholic Health -- Series B) VRDN 1.79%
                                            due 03/01/2032 (a) ..................................   22,060,000
                            18,135,000     Washington State Housing Finance Community
                                            Nonprofit Housing Revenue (Kenney Home Project)
                                            VRDN 1.75% due 12/01/2031 (a) .......................   18,135,000
                             5,715,000     Washington State Floating Certificate Trust -- Austin
                                            Trust (Series 2002-C) GO VRDN 1.84%
                                            due 07/01/2023 (a)(b) ...............................    5,715,000
                            15,985,000     Washington State (Floaters -- Series 2000-389) GO
                                            VRDN 1.80% due 07/01/2018 (a)(b) ....................   15,985,000
                             5,250,000     Washington State (Merlots -- Series A-05) GO
                                            VRDN 1.84% due 01/01/2013 (a)(b) ....................    5,250,000
                             6,325,000     Washington State (Merlots -- Series A-101) GO
                                            VRDN 1.84% due 07/01/2019 (a)(b) ....................    6,325,000
 -------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

=================================================================================================================
                                                                                                          Value
                          Face Amount                   Issue                                           (Note 1a)
=================================================================================================================
West Virginia --          $  2,730,000     Cabell County, West Virginia Building Community
0.1%                                        Revenue (Pressley Ridge School Project) VRDN 1.84%
                                            due 08/01/2022 (a) .....................................   $2,730,000
                             3,865,000     West Virginia University Revenue (Merlots --
                                            Series A-15) VRDN 1.84% due 04/01/2028 (a)(b) ..........    3,865,000
 ----------------------------------------------------------------------------------------------------------------
Wisconsin --                18,985,000     ABN-AMRO Muni Tops 2001-32 -- Wisconsin State
5.9%                                        VRDN 1.81% due 05/01/2022 (a)(b) .......................   18,985,000
                            15,000,000     Appleton, Wisconsin Redevelopment Authority Revenue
                                           (Fox Cities Arts Center -- Series B) VRDN 1.87%
                                           due 06/01/2036 (a) .....................................    15,000,000
                             1,000,000     Janesville, Wisconsin IDR (Lamson & Session Co.
                                            Project) VRDN 1.92% due 09/01/2007 (a) .................    1,000,000
                            41,000,000     Milwaukee, Wisconsin (Floating Rate Trust --
                                            Series L-65) VRDN 1.80% due 09/01/2005 (a)(b) ..........   41,000,000
                            19,400,000     Milwaukee, Wisconsin Redevelopment Authority
                                            Revenue (Cathedral Place Package Facilities Project)
                                            VRDN 1.84% due 05/01/2025 (a) ..........................   19,400,000
                             4,125,000     Milwaukee, Wisconsin Redevelopment Authority
                                            Revenue (Wisconsin Humane Society Inc. Project)
                                            VRDN 1.92% due 03/01/2019 (a) ..........................    4,125,000
                            15,425,000     Milwaukee, Wisconsin Redevelopment Authority
                                            Revenue (Milwaukee YMCA Project) DDN 1.79%
                                            due 07/01/2034 (a) .....................................   15,425,000
                             3,075,000     Sturtevant, Wisconsin IDR (Andis Co. Project --
                                            Series A) VRDN 1.90% due 12/01/2016 (a) ................    3,075,000
                             6,675,000     Verona, Wisconsin Area School District TRAN 3.00%
                                            due 08/25/2005 .........................................    6,747,338
                             2,900,000     Waukesha, Wisconsin Housing Authority Revenue
                                           (Hart Park Square Project) VRDN 1.23%
                                            due 03/01/2034 (a) .....................................    2,900,000
                            12,745,000     West Allis, Wisconsin Revenue State Fair Park
                                            Exposition VRDN 1.82% due 08/01/2028 (a) ...............   12,745,000
                             8,000,000     Wisconsin School District (Cash Flow Management
                                            Program Certificate Partnership -- Series A-1)
                                           TRAN 3.00% due 09/20/2005 ..............................     8,091,860

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

===========================================================================================================
                                                                                                    Value
                          Face Amount                   Issue                                     (Note 1a)
===========================================================================================================

Wisconsin                 $  5,000,000     Wisconsin State (Eagle 2004-1009 A) VRDN 1.81%
(continued)                                 due 05/01/2008 (a)(b) ............................   $5,000,000
                             9,000,000     Wisconsin State (Putters -- Series 531) VRDN 1.80%
                                            due 11/01/2012 (a)(b) ............................    9,000,000
                                           Wisconsin State CP:
                            21,560,000     (Series 2000-B) 1.78% due 11/08/2004 .............    21,560,000
                            30,000,000     (Series 2000-B) 1.78% due 11/15/2004 .............    30,000,000
                            15,000,000     (Series 2000-C) 1.69% due 11/10/2004 .............    15,000,000
                            58,063,000     (Series 2000-C) 1.68% due 11/01/2004 .............    58,063,000
                            17,300,000     (Series 2002-A) 1.80% due 11/15/2004 .............    17,300,000
                            32,950,000     (Series 2004-A) 1.53% due 11/12/2004 .............    32,950,000
                            46,615,000     (Series 2004-A) 1.80% due 12/08/2004 .............    46,615,000
                                           Wisconsin State Petroleum Inspection Fee Revenue
                                            Bonds CP:
                            30,000,000     1.69% due 11/01/2004 .............................    30,000,000
                            50,000,000     1.70% due 11/01/2004 .............................    50,000,000
                            30,000,000     1.78% due 11/08/2004 .............................    30,000,000
                            16,300,000     1.27% due 11/10/2004 .............................    16,300,000
                            16,000,000     1.53% due 11/12/2004 .............................    16,000,000
                            25,000,000     Wisconsin State Health & Educational Facilities
                                            Authority Revenue (Agnesian Healthcare Project)
                                            DDN 1.79% due 06/01/2033 (a) .....................   25,000,000
                            18,170,000     Wisconsin State Health & Educational Facilities
                                            Authority Revenue (Wisconsin Lutheran College
                                            Project) DDN 1.79% due 06/01/2033 (a) ............   18,170,000
                                           Wisconsin State Health & Educational Facilities
                                            Authority Revenue (Gunersen Lutheran) DDN:
                            14,750,000     (Series A) 1.74% due 12/01/2015 (a) ..............    14,750,000
                            20,970,000     (Series B) 1.74% due 12/01/2029 (a) ..............    20,970,000
                             9,200,000     Wisconsin State Health & Educational Facilities
                                            Authority Revenue (Wheaton Franciscan Service)
                                            VRDN 1.76% due 08/15/2016 (a) ....................    9,200,000
                            40,390,000     Wisconsin State Health & Educational Facilities
                                            Authority Revenue (Prohealth Incorporated --
                                            Series B) DDN 1.74% due 08/15/2030 (a) ...........   40,390,000



See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2004 (Unaudited)

====================================================================================================================
                                                                                                          Value
                          Face Amount                   Issue                                           (Note 1a)
====================================================================================================================
Wisconsin                $  18,450,000     Wisconsin State Health & Educational Facilities
(continued)                                 Authority Revenue (SSM Health Care --
                                            Series 98-B) DDN 1.79% due 12/01/2032 (a) .............  $    18,450,000
                             7,000,000     Wisconsin State Health & Educational Facilities
                                            Authority Revenue (Lutheran College) VRDN
                                            1.79% due 09/01/2031 (a) ..............................        7,000,000
                             2,000,000     Wisconsin State Health & Educational Facilities
                                            Authority Revenue (Riverview Hospital) DDN
                                            1.79% due 10/01/2030 (a) ..............................        2,000,000
                             9,665,000     Wisconsin State Housing & EDA (Home Ownership
                                            Revenue -- Series B) VRDN 1.82%
                                            due 09/01/2034 (a) ....................................        9,665,000
 -------------------------------------------------------------------------------------------------------------------
Wyoming --                                 Laramie County, Wyoming IDR (Cheyenne Light
0.1%                                       Fuel & Power Co.) VRDN:
                             3,500,000    (Series 97-B) 1.89% due 09/01/2021 (a) ................          3,500,000
                             5,000,000    (Series 97-A) 1.84% due 06/01/2024 (a) ................          5,000,000
 -------------------------------------------------------------------------------------------------------------------
                                       Total Investments (Cost $11,701,388,975) -- 99.5% .....       $11,701,388,975
 -------------------------------------------------------------------------------------------------------------------
                                       Other Assets Less Liabilities -- 0.5% .................            59,943,405
 -------------------------------------------------------------------------------------------------------------------
                                       Net Assets ............................................       $11,761,332,380
 -------------------------------------------------------------------------------------------------------------------

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at October 31, 2004. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,943,696,835 or 16.5% of net assets.

--------------------------------------------------------------------------------
Portfolio Abbreviations for Merrill Lynch Master Institutional Tax-Exempt Fund



BAN       Bond Anticipation Notes     GO      General Obligation                   PCR      Pollution Control Revenue
CP        Commercial Paper            IDA     Industrial Development Authority     RAN      Revenue Anticipation Notes
DDN       Daily Demand Notes          IDB     Industrial Development Board         S/F      Single Family
EDA       Economic Development        IDC     Industrial Development               TAN      Tax Anticipation Notes
          Authority                           Corporation
EDR       Economic Development        IDR     Industrial Development               TRAN     Tax Revenue Anticipation
          Revenue                             Revenue                                       Notes
FXRDN     Fixed Rate Demand Notes     M/F     Multi-Family                         VRDN     Variable Rate Demand Notes

--------------------------------------------------------------------------------


See Notes to Financial Statements.

Master Institutional Tax-Exempt Fund Statement of Assets and Liabilities
October 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

Assets:
Total investments, at amortized cost and value (Note 1a) .........    $11,701,388,975
Cash .............................................................          4,350,982
Interest receivable ..............................................         31,503,316
Receivable for investments sold ..................................         24,769,603
                                                                      ---------------
   Total assets ..................................................     11,762,012,876
                                                                      ---------------
Liabilities:
Advisory fee payable (Note 2) ....................................            629,731
Accrued expenses .................................................             50,765
                                                                      ---------------
   Total liabilities .............................................            680,496
                                                                      ---------------
Net Assets applicable to investors' interests ....................    $11,761,332,380
                                                                      ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ..........    $11,761,332,380
                                                                      ===============

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Operations
For the Six Months Ended October 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned .................................            $77,029,386
                                                                          -----------
Expenses:
Investment advisory fee (Note 2) .............................              3,002,131
Accounting and custodian services ............................                122,114
Dividend and transfer agency fee .............................                 26,223
                                                                          -----------
   Total expense .............................................              3,150,468
                                                                          -----------
   Net investment income .....................................             73,878,918
   Net realized loss from investment transactions ............               (132,039)
                                                                          -----------
Net Increase in Net Assets Resulting From Operations .........            $73,746,879
                                                                          ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statements of Changes in Net Assets (Unaudited)
                                                                      Six Months               Year
                                                                         Ended                Ended
                                                                   October 31, 2004       April 30, 2004
========================================================================================================
Increase in Net Assets:
Operations:
Net investment income .........................................    $     73,878,918     $    102,547,036
Net realized gain (loss) from investment transactions .........            (132,039)             160,308
                                                                   ----------------     ----------------
Net increase in net assets resulting from operations ..........          73,746,879          102,707,344
Capital Transactions:
Contributions from feeders ....................................       6,616,127,640       10,929,810,015
Withdrawals from feeders ......................................      (5,953,970,662)      (8,194,309,836)
                                                                   ----------------     ----------------
Net increase in net assets from capital transactions ..........         662,156,978        2,735,500,179
                                                                   ----------------     ----------------
Net increase in net assets ....................................         735,903,857        2,838,207,523
Net Assets:
Beginning of period ...........................................      11,025,428,523        8,187,221,000
                                                                   ----------------     ----------------
End of period .................................................    $ 11,761,332,380     $ 11,025,428,523
                                                                   ================     ================

-------------------------------------------------------------------------------------------------------------
Master Institution Tax-Exempt Fund
Supplementry Data (unaudited)
                                             Six Months          Year Ended April 30,        For the Period
                                                Ended              -----------------        January 14, 2002*
                                          October 31, 2004        2004           2003       to April 30, 2002
=============================================================================================================
Ratio of expenses to average net assets             .05%(1)           .05%           .05%           .05%(1)
Ratio of net investment income to
 average net assets ....................           1.23%(1)          1.01%          1.36%          1.47%(1)
Net Assets, end of period (000) ........    $11,761,332       $11,025,429     $8,187,221     $4,474,011

(1) On an annualized basis.
* Commencement of Operations.

See Notes to Financial Statements.

Master Institutional Money Market Trust
Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies
Master Institutional Money Market Trust (the "Master Trust") is organized as a business trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 as an open-end management company. The Declaration of Trust permits the Trustees to issue unlimited beneficial interests in the Master Trust. Beneficial interests in the Master Trust are issued solely in private placement transactions to accredited investors. The Master Trust consists of three series, Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund, (collectively, the "Master Funds").

     The Master Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Master Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) The value of the Master Premier Institutional and Master Institutional Funds' portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Master Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management, L.P. ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days of less are valued by use of the amortized cost method. Master Institutional Tax-Exempt portfolio securities are carried at amortized cost which approximates market value.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), which is the limited partner.

     (b) The Master Funds are treated as partnerships for Federal tax purposes. No provision is made by the Master Funds for federal of state taxes on any taxable income of the Master Funds because each investor in the Master Funds is ultimately responsible for the payment of any taxes. Since the Master Funds' investors are regulated investment companies that invest substantially all of their assets in the Master Funds, the Master Funds normally must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for their respective investors to satisfy them.

     (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

     (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustments for amortization of premium or accretion of discount) is recorded as earned.

     (e) Repurchase agreements -- The Master Premier Institutional Fund and the Master Institutional Fund (the "Funds") invest in U.S.

Master Institutional Money Market Trust
Notes to Financial Statements -- Continued (Unaudited)

Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System of primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The funds take possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

     (f) Securities lending -- The Master Premier Institutional Fund and Master Institutional Fund (the "Funds") may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund on the next business day. Where the Funds receive securities as collateral for the loaned securities, they collect a fee from the borrower. The Funds typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Funds receive cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Funds may pay reasonable finder's, lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Fees and Other Transactions with Affiliates
FAM, a subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), manages each Master Fund's investments under the overall supervision of The Board of Trustees of The Master Trust. Each Master Fund pays FAM a fee at the annual rate of 0.05% of average daily net assets.

     The Funds have received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML&Co., or its affiliates. As of October 31, 2004, the Master Premier Institutional Fund lent securities with a value of $1,340,000,000 to MLPF&S or its affiliates. The Master Institutional Fund did not have any securities on loan at period end. Pursuant to that order, the Funds have also retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or it affiliates. For the period ended October 31, 2004, MLIM, LLC received $1,697,251 in securities lending agent fees.

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS


                                                                                                        Other
                          Position(s)    Length                                                     Directorships
                             Held        of Time                                                       Held by
Name, Address & Age        with Fund     Served     Principal Occupation(s) During Past 5 Years        Trustee
-------------------------------------------------------------------------------------------------------------------
Interested Trustee
-------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*           President    20 years     President of the MLIM/FAM-advised funds since         None
800 Scudders Mill Road      and                     1999; Chairman (Americas Region) of MLIM from
Plainsboro, NJ 08536      Trustee                   2000 to 2002; Executive Vice President of MLIM
Age: 63                                             and FAM (which terms as used herein include their
                                                    corporate predeccessors) from 1983 to 2002;
                                                    President of FAM Distributors, Inc. ("FAMD" or the
                                                    "Distributor")from 1986 to 2002 and Director
                                                    thereof from 1991 to 2002; Executive Vice President
                                                    and Director of Princeton Services, Inc. ("Princeton
                                                    Services") from 1993 to 2002; President of Princeton
                                                    Administrators, L.P. from 1988 to 2002; Director of
                                                    Financial Data Services, Inc. from 1985 to 2002.


-------------------------------------------------------------------------------------------------------------------
* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which
 FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment
 Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of
 FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton
 Administrators, L.P. His term as Trustee is unlimited. As Fund President, Mr. Glenn serves at the pleasure of the
 Board of Trustees.
--------------------------------------------------------------------------------------------------------------------

                                                                                                               Other
                             Position(s)      Length                                                       Directorships
                                 Held         of Time                                                         Held by
Name, Address & Age           with Fund      Served**    Principal Occupation(s) During Past 5 Years          Trustee
--------------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------------
David O. Beim                 Trustee        2 years     Professor of Finance and Economics at the             None
410 Uris Hall                                            Columbia University Graduate School of
Columbia University                                      Business since 1991; Chairman of Outward
New York, NY 10027                                       Bound U.S.A. from 1997 to 2002; Chairman
Age: 64                                                  of Wave Hill, Inc. since 1990.
--------------------------------------------------------------------------------------------------------------------
James T. Flynn                Trustee        9 years     Chief Financial Officer of J.P. Morgan &              None
340 East 72nd StreetNew                                  Co., Inc. from 1990 to 1995 and an
York, NY 10021                                           employee of J.P. Morgan in various capacities
Age: 64                                                  from 1967 to 1995.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS -- Continued
================================================================================

                                                                                                           Other
                          Position(s)    Length                                                        Directorships
                              Held       of Time                                                          Held by
Name, Address & Age        with Fund     Served**      Principal Occupation(s) During Past 5 Year         Trustee
--------------------------------------------------------------------------------------------------------------------
W. Carl Kester             Trustee     9 years         Mizuho Financial Group Professor of Finance;         None
Harvard Business School                                Senior Associate Dean and Chairman of the
Morgan Hall                                            MBA Program of Harvard University Graduate
393 Soldiers Field                                     School of Business Administration since 1999;
Boston, MA 02163                                       James R. Williston Professor of Business
Age: 52                                                Administration of Harvard University Graduate
                                                       School of Business from 1997 to 1999; MBA
                                                       Class of 1977, Professor of Business
                                                       Administration of Harvard University Graduate
                                                       School of Business Administration from 1981-1997;
                                                       Independent Consultant since 1978.
--------------------------------------------------------------------------------------------------------------------
Karen P. Robards***        Trustee     2 years         President of Robards & Company, a financial          None
P.O. Box 9095                                          advisory firm since 1987; formerly an
Princeton, NJ 08543-9095                               investment banker with Morgan Stanley for
Age: 54                                                more then ten years; Director of Enable Medical
                                                       Corp. since 1996; Director of CineMuse Inc. from
                                                       1996 to 2000; Director of the Cooke Center for
                                                       Learning and Development, a not-for-profit
                                                       organization since 1987.

------------------------------------------------------------------------------------------
**  Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in the Fund's by-laws or charter or by statute.
*** Chairman of Audit Committee and Nominating Committee.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS -- Continued
================================================================================

Fund Officers* and Portfolio Managers
--------------------------------------------------------------------------------
Barry F.X. Smith
  Senior Vice President
John Ng
  Vice President & Portfolio Manager
Kevin Schiatta
  Vice President & Portfolio Manager
P. Michael Walsh
  Vice President & Portfolio Manager
William M. Breen
  Treasurer
Alice A.Pellegrino
  Secretary

--------------------------------------------------------------------------------
* Officers of the Trust serve at the pleasure of the Board of Trustees.

--------------------------------------------------------------------------------
Further information about the Trust's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-225-1576.
--------------------------------------------------------------------------------

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center -- 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds. Statements and other information herein are as dated and subject to change.


#42607

Item 2 -  Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -  Audit Committee of Listed Registrants - Not Applicable

Item 6 -  Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 -  Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) -    Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

          By: /s/ Terry K. Glenn
              ------------------
              Terry K. Glenn,
              President of
              Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

          Date: December 20, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By: /s/ Terry K. Glenn
              ------------------
              Terry K. Glenn,
              President of
              Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

          Date: December 20, 2004

          By: /s/ William M. Breen
              --------------------
              William M. Breen,
              Chief Financial Officer of
              Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

          Date: December 20, 2004